As filed with the Securities and Exchange Commission on JANUARY 25, 2021

Securities Act File No. 333-251519

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. 1	[X]
Post-Effective Amendment No. ____	[ ]

(Check appropriate box or boxes)

JAMES ALPHA FUNDS TRUST

(a Delaware statutory trust)

(Exact Name of Registrant as Specified in Charter)

515 Madison Avenue
New York, New York 10022

(Address of Principal Executive Office)

(646) 201-4042

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copy to:

Matthew DiClemente, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600,

Philadelphia, Pennsylvania 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The title of the securities being registered are Class I and R6 shares of beneficial interest, without par value, of the James Alpha Macro Fund, James Alpha Total Hedge Portfolio, James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Family Office Fund, and James Alpha Relative Value Fund, and Class A, C, I, and R6 shares of beneficial interest, without par value, of the James Alpha Global Real Estate Investments Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Managed Risk Domestic Equity Fund, James Alpha Managed Risk Emerging Markets Equity Fund, James Alpha Hedged High Income Fund, and James Alpha Structured Credit Value Fund, each a series of the Registrant.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

THE SARATOGA ADVANTAGE TRUST

1616 N. Litchfield Road, Suite 165

Goodyear, Arizona 85395

(800) 807-3863

January 25, 2021

Dear Shareholder:

You are cordially invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of each of the series of The Saratoga Advantage Trust (the “SA Trust”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at
12:00 pm, Eastern Time, via audio teleconference on February 26, 2021. The purpose of the Meeting is to vote on an important proposal that affects the series of The Saratoga Advantage Trust identified in the Notice (each, a “Target Portfolio,” and collectively, the “Target Portfolios”).

James Alpha Advisors, LLC (“James Alpha”), as adviser to the Target Portfolios, is proposing a reorganization of the Target Portfolios into a corresponding newly created series (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) of a stand-alone registered investment company called the James Alpha Funds Trust (the “JAF Trust”). The Board of Trustees of the SA Trust has approved, pursuant to an Agreement and Plan of Reorganization, the transfer of the assets and liabilities of each Target Portfolio to its corresponding Acquiring Fund in the JAF Trust (the “Reorganization”). Each Acquiring Fund has the same investment objective and substantially similar principal investment strategies and risks as the corresponding Target Portfolio. Each Acquiring Fund will be managed by James Alpha, the current investment adviser of each Target Portfolio, and the current portfolio management team of each Target Portfolio will manage the corresponding Acquiring Fund.

At the Meeting, you will be asked to vote on the proposed Reorganization. If shareholders approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of your Target Portfolio(s) held immediately prior to the Reorganization.

James Alpha believes that the proposed Reorganization is in the best interest of each Target Portfolio and its shareholders, and will not result in the dilution of interests of the Target Portfolios’ existing shareholders. James Alpha believes that the proposed Reorganization will benefit the Target Portfolios and their shareholders in multiple ways, including immediate cost savings and greater opportunities for future growth that could lead to future cost savings.

After careful consideration of the proposed Reorganizations, the Board of Trustees of each Target Portfolio has unanimously approved and recommends that you vote “FOR” the Reorganization proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Target Portfolio to its corresponding Acquiring Fund. You should review these materials carefully.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If you attend the Meeting, you may vote at the Meeting. If you have questions, please call our proxy solicitor, Di Costa Partners LLC, at (833) 290-2607. If we do not hear from you, you may receive a telephone call from our proxy solicitor, reminding you to vote.

Sincerely,

Bruce E. Ventimiglia

President, CEO, and Chairman of the Board of Trustees

THE SARATOGA ADVANTAGE TRUST

1616 N. Litchfield Road, Suite 165

Goodyear, Arizona 85395

(800) 807-3863

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on February 26, 2021

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the series of The Saratoga Advantage Trust identified in the chart below (each, a “Target Portfolio” and collectively, the “Target Portfolios”) will be held on February 26, 2021 at 12:00 pm, Eastern Time, via audio teleconference, to vote on the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Target Portfolio into a corresponding, newly-formed fund in the James Alpha Funds Trust as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all of the assets of the Target Portfolio to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Portfolio, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Target Portfolio in complete liquidation of the Target Portfolio; and (iii) the cancellation of the outstanding shares of the Target Portfolio (all of the foregoing being referred to as the “Reorganization”).

Target Portfolios	Acquiring Funds
James Alpha Macro Portfolio	James Alpha Macro Fund
James Alpha Global Real Estate Investments Portfolio	James Alpha Global Real Estate Investments Fund
James Alpha Multi Strategy Alternative Income Portfolio	James Alpha Multi Strategy Alternative Income Fund
James Alpha Managed Risk Domestic Equity Portfolio	James Alpha Managed Risk Domestic Equity Fund
James Alpha Managed Risk Emerging Markets Equity Portfolio	James Alpha Managed Risk Emerging Markets Equity Fund
James Alpha Hedged High Income Portfolio	James Alpha Hedged High Income Fund
James Alpha Total Hedge Portfolio	James Alpha Total Hedge Portfolio
James Alpha EHS Portfolio	James Alpha EHS Fund
James Alpha Event Driven Portfolio	James Alpha Event Driven Fund
James Alpha Family Office Portfolio	James Alpha Family Office Fund
James Alpha Relative Value Portfolio	James Alpha Relative Value Fund
James Alpha Structured Credit Value Portfolio	James Alpha Structured Credit Value Fund

If shareholders of a Target Portfolio approve the Agreement, and certain other closing conditions are satisfied or waived, shareholders of a Target Portfolio will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of the Target Portfolio held immediately prior to the Reorganization. Each Acquiring Fund will have the same investment objectives, and substantially similar principal investment strategies and risks as its corresponding Target Portfolio. The Reorganization is discussed in detail in the Joint Proxy Statement/Prospectus attached to this notice. Please read those materials carefully for information concerning the Reorganization.

Shareholders of record of a Target Portfolio as of the close of business on January 20, 2021 are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the Target Portfolio at the time of the Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting. Shareholders of each Target Portfolio will vote separately on the proposed Reorganization of the Target Portfolio, and the proposed Reorganization will be effected as to a particular Target Portfolio only if that Target Portfolio’s shareholders approve the Reorganization.

The Board of Trustees of The Saratoga Advantage Trust has unanimously approved and recommends that you cast your vote “FOR” the Reorganization of your Target Portfolio as described in the Joint Proxy Statement/Prospectus.

You are requested to complete, date, and sign the enclosed proxy card(s) and return it (them) promptly in the envelope provided for that purpose. Your proxy card(s) also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options. You may also vote by attending the Meeting via audio teleconference.

Some shareholders hold shares of more than one Target Portfolio and may receive proxy cards or proxy materials for each Target Portfolio owned. Please sign and return the proxy card in the postage paid return envelope, or vote via telephone or the Internet, for each Target Portfolio held. You may also vote by attending the Meeting via audio teleconference. Your vote is important regardless of the number of shares owned.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting at the Meeting. Merely attend the Meeting via audioconference, however, will not revoke a previously given proxy.

By Order of the Board of Trustees of The Saratoga Advantage Trust,

Bruce E. Ventimiglia

President, CEO, and Chairman of the Board of Trustees

January 25, 2021

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING VIA AUDIO TELECONFERENCE ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of our shareholders, employees, and community, the Meeting will be conducted exclusively via audio teleconference. Any shareholder wishing to participate in the Meeting telephonically can do so. If you were a record holder of the Fund shares as of January 20, 2021, please email the Fund’s proxy solicitor, Di Costa Partners LLC (the “Solicitor”) at meetinginfo@dicostapartners.com no later than 2:00 p.m. Eastern Time on Thursday, February 25, 2021 to register. Please include the Target Portfolio’s name in the subject line and provide your name and address in the body of the e-mail. The Solicitor will then e-mail you the conference call dial-in information and instructions for voting during the Meeting. If you held Target Portfolio shares through an intermediary, such as a broker-dealer, as of January 20, 2021, and you want to participate in the Meeting, please e-mail the Solicitor at meetinginfo@dicostapartners.com no later than 2:00 p.m. Eastern Time on Thursday, February 25, 2021 to register. Please include your Target Portfolio’s name in the subject line and provide your name, address and proof of ownership as of January 20, 2021 from your intermediary. Please be aware that if you wish to vote at the Meeting, you must first obtain a legal proxy from your intermediary reflecting your Target Portfolio’s name, the number of Target Portfolio shares you held and your name and e-mail address. You may forward an e-mail from your intermediary containing the legal proxy or e-mail an image of the legal proxy to meetinginfo@dicostapartners.com and put “Legal Proxy” in the subject line. The Solicitor will then e-mail you the conference call dial-in information and instructions for voting during the Meeting.

The conference call dial-in number will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call the Solicitor at the phone number provided in the proxy statement.

Important Notice Regarding the Availability of Proxy Materials for the Meeting:

The Notice of Joint Special Meeting of Shareholders and Proxy Statement/Prospectus are available at http://www.eproxyaccess.com/sat2021

_______________________________

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL
_______________________________

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q.       What am I being asked to vote upon?

A.       You are being asked to approve the reorganization of the Target Portfolio(s) of which you own shares into a new mutual fund family. Specifically, as a shareholder of one or more Target Portfolios identified on the Notice of Joint Special Meeting of Shareholders (each, a “Target Portfolio,” and, collectively, the “Target Portfolios”), you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of your Target Portfolio will be transferred to a newly-formed fund in the James Alpha Funds Trust with the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Target Portfolio (each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”). A table showing each Target Portfolio and its corresponding Acquiring Fund is included in Exhibit A to the Joint Proxy Statement/Prospectus.

If shareholders of a Target Portfolio approve the Agreement and certain other closing conditions are satisfied or waived, Target Portfolio shareholders will receive shares of equal value of a corresponding Acquiring Fund in exchange for shares of their respective Target Portfolio, and the outstanding shares of the Target Portfolios will be cancelled as permitted by the organizational documents of the Target Portfolios and applicable law. Each Target Portfolio for which shareholders have approved the Agreement will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization,” and collectively, as the “Reorganizations.”

Q.       Why are the Reorganizations being proposed?

A.       James Alpha Advisors, LLC (“James Alpha”), as adviser to the Target Portfolios, is proposing the Reorganizations because it believes the Target Portfolios and their shareholders will benefit from the Reorganizations in several qualitative and quantitative ways, including, immediate cost savings through reduced total fund expenses, greater opportunities for future growth that could lead to further cost savings and enhancements to the James Alpha brand that will strengthen the Target Portfolios’ and James Alpha’s competitive position. James Alpha believes that separating the James Alpha brand from the Saratoga brand and aligning the name of the trust with the names of the funds will reduce market confusion about the structure of the funds and thereby improve the effectiveness of its distribution team following the Reorganizations.

Q.       What effect will a Reorganization have on me as a shareholder of a Target Portfolio?

A.       Immediately after the closing of a Reorganization, you will own shares of an Acquiring Fund that are equal in total value to the total value of the shares of the corresponding Target Portfolio that you held immediately prior to the closing of the Reorganization. The Acquiring Funds will use the same administrator and transfer agent as the Target Portfolios and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Target Portfolios (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage their account will not change.

Q.       Are there any significant differences between the investment objectives and principal investment strategies and risks of each Target Portfolio and its corresponding Acquiring Fund?

A.       No. Each Acquiring Fund has the same investment objectives and substantially similar principal investment strategies and risks as its corresponding Target Portfolio. The investment objectives of each Target Portfolio and Acquiring Fund can be changed by its Board of Trustees, other than the investment objective of the James Alpha Global Real Estate Investments Portfolio and its corresponding Acquiring Fund which is “fundamental” and cannot be changed without shareholder approval.

Q.       Are there any significant differences in the advisory fee of each Target Portfolio and its corresponding Acquiring Fund?

A.       No. The advisory fee of each Target Portfolio and its corresponding Acquiring Fund are the same.

Q.       Are there any significant differences in the total annual fund operating expenses of each Target Portfolio and its corresponding Acquiring Fund?

A.       Yes. The total annual fund operating expenses, both before and after fee waivers, of each Acquiring Fund will be lower than the total annual fund operating expenses, both before and after fee waivers, of its corresponding Target Portfolio. Each individual Target Portfolio, on a gross basis before waivers, will experience savings that have been estimated to range from 16 to 21 basis points, depending on the Target Portfolio and share class. Each individual Target Portfolio, on a net basis after waivers, will experience savings that differ depending on the Target Portfolio and share class. A table showing the anticipated benefits to each Portfolio is included in the “Comparison of Fees and Expenses“ section of the Joint Proxy Statement/Prospectus for the specific expense savings for each Target Portfolio.

James Alpha has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund at least for two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses, after fee waivers, will be less than or equal to the current total annual fund operating expenses, after fee waivers, of its corresponding Target Fund. James Alpha will share in the benefit of reduced operating expenses for the Acquiring Funds through a reduction in the expenses that it must waive or reimburse to meet the contractual expense cap commitment for each Acquiring Fund. James Alpha believes that the James Alpha Funds and their shareholders will benefit from this reduced expense waiver burden because it will strengthen James Alpha’s financial position, thereby enhancing its ability to continue its financial and other commitments to the Funds. The fee waiver arrangement and a comparison of the gross and net total annual fund operating expenses of the Target Portfolios and the Acquiring Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus for the specific expense savings for each Target Portfolio.

Q.       Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A.       No. The total value of the shares of a Target Portfolio that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.       What are the expected federal income tax consequences of the Reorganizations?

A.       Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition of closing, the Target Portfolios will receive an opinion of counsel to the effect that each Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”).

While there can be no guarantee that the U.S. Internal Revenue Service will adopt similar positions, it is expected, subject to the limited exceptions described in the Joint Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Target Portfolios, will recognize gain or loss as a direct result of a Reorganization, and the holding period for, and, with respect to shareholders of Target Portfolios, the aggregate tax basis of, the Acquiring Fund’s shares that you receive in the Reorganization will include the holding period for, and will be the same as the aggregate tax basis of, the shares that you surrender in the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

Q.       Has the Saratoga Board considered the Reorganizations, and how do they recommend that I vote?

A.       The Saratoga Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Target Portfolios, has carefully considered the Reorganizations and unanimously recommends that you vote “FOR” the Reorganizations. A summary of the considerations of the Saratoga Board in making this recommendation is provided in the “BOARD CONSIDERATIONS” section of the Joint Proxy Statement/Prospectus.

Q.       What is the anticipated timing of the Reorganizations?

A.       A joint special meeting of shareholders of the Target Portfolios will be held on February 26, 2021 (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of a Target Portfolio approve the Reorganization, it is anticipated that such Reorganization will occur as soon as practicable thereafter.

Q.       What will happen if shareholders of a Target Portfolio do not approve the Reorganization?

A.        If the shareholders of a Target Portfolio do not approve the proposed Reorganization of that Target Portfolio, then the Reorganization of that Target Portfolio will not be implemented and the Saratoga Board will consider other alternatives to the Reorganization, including continuing the Target Portfolio as a series of the SA Trust. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.

Q.       What if I do not wish to participate in the Reorganization?

A.       If you do not wish to have the shares of your Target Portfolio exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them.

Q.       Why are you sending me the Joint Proxy Statement/Prospectus?

A.       You are receiving a Joint Proxy Statement/Prospectus because you own shares in one or more Target Portfolios and have the right to vote on the very important proposal described therein concerning your Target Portfolio(s). The Joint Proxy Statement/Prospectus contains information that you should know before voting on the proposed Reorganizations and which, if such proposed Reorganizations are approved, will result in your investment in the Acquiring Funds. The document is both a proxy statement of the Target Portfolios and also a prospectus for the corresponding Acquiring Funds.

Q.       Will any Target Portfolio or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A.       No. None of the Target Portfolios or Acquiring Funds will bear these costs. James Alpha or its affiliates will bear all expenses arising in connection with the Reorganizations. The Acquiring Funds will bear certain organizational and offering costs in connection with their creation and issuance of new shares but these costs will be subject to the limits on each Acquiring Fund’s total annual fund operating expenses described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q.       What is the required vote to approve the Proposal?

A.       For each Target Portfolio, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such Target Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such Target Portfolio. Such affirmative vote for each Target Portfolio is measured on the basis of all share classes as a whole and not any individual share class.

Q.       How do I vote my shares?

A.       For your convenience, there are several ways you can vote:

Voting at the Meeting:

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of the Target Portfolios’ shareholders, employees and community, the Meeting will be conducted exclusively via audio teleconference. Shareholders wishing to attend the Meeting by audio teleconference can do so. If you were a record holder of the Target Portfolio shares as of January 20, 2021 (the “Record Date”), please email the Target Portfolio’s proxy solicitor, Di Costa Partners LLC (“DCP”), at meetinginfo@dicostapartners.com no later than 2:00 p.m. Eastern Time on Thursday, February 25, 2021 to register. Please include the Target Portfolio’s name in the subject line and provide your name and address in the body of the e-mail. DCP will then e-mail you the conference call dial-in information and instructions for voting during the Meeting. If you hold Target Portfolio shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please e-mail DCP at meetinginfo@dicostapartners.com no later than 2:00 p.m. Eastern Time on Thursday, February 25, 2021 to register. Please include your Target Portfolio’s name in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting, you must first obtain a legal proxy from your intermediary reflecting your Target Portfolio’s name, the number of Target Portfolio shares you held and your name and e-mail address. You may forward an e-mail from your intermediary containing the legal proxy or e-mail an image of the legal proxy to meetinginfo@dicostapartners.com and put “Legal Proxy” in the subject line. DCP will then e-mail you the conference call dial-in information and instructions for voting during the Meeting.

The conference call dial-in number will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call DCP at (833) 290-2607 between the hours of 10:00 am to 11:00 pm (Eastern time).

Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal, as recommended by the Saratoga Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment or postponement of the Meeting. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting via teleconference and voting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting via teleconference and vote, or legally appoint another proxy to vote on your behalf.

If you own your shares through a bank, broker-dealer or other third-party intermediary who holds your shares of record, and you wish to attend the Meeting via teleconference and vote your shares or revoke a previous proxy at the Meeting, you must request a legal proxy from such bank, broker-dealer or other third-party intermediary. If your proxy has not been revoked, the shares represented by the proxy will be cast at the Meeting and any adjournments thereof. Attendance by a shareholder at the Meeting via teleconference does not, in itself, revoke a proxy.

Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q.       Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.       If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call our proxy solicitor, DCP, at (833) 290-2607.

THE SARATOGA ADVANTAGE TRUST	JAMES ALPHA FUNDS TRUST
1616 N. Litchfield Road, Suite 165	515 Madison Avenue
Goodyear, Arizona 85395	New York, New York 10022
(800) 807-3863	(888) 814-8180

JOINT PROXY STATEMENT/PROSPECTUS
January 25, 2021

Introduction

This joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) is being furnished to shareholders of the series of The Saratoga Advantage Trust (the “SA Trust”) identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, a “Target Portfolio” and collectively, the “Target Portfolios”) in connection with the solicitation by the Board of Trustees of The Saratoga Advantage Trust (the “Saratoga Board”) of proxies to be used at a special joint meeting of the shareholders of the Target Portfolios, which will be held in a virtual meeting format, on February 26, 2021 at 12:00 pm (Eastern time) (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Target Portfolio are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provide for the reorganization of each Target Portfolio into a corresponding, newly-formed fund in the James Alpha Funds Trust (the “JAF Trust”) as identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) including: (i) the transfer of all of the assets of the Target Portfolio to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Portfolio, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Target Portfolio in complete liquidation of the Target Portfolio; and (iii) the cancellation of the outstanding shares of the Target Portfolio (all of the foregoing being referred to as the “Reorganization”).

This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Portfolios should know before voting on the proposed Reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the Target Portfolios and also a prospectus for the Acquiring Funds. Each Target Portfolio and Acquiring Fund is a series of a registered open-end management investment company. We sometimes refer to the Target Portfolios and the Acquiring Funds collectively as the “Portfolios” and to each series individually as a “Portfolio.”

The Reorganization of each Target Portfolio with and into its corresponding Acquiring Fund as described in the Agreement, will involve three steps:

  In accordance with the terms of the Agreement, the transfer by each Target Portfolio of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the Target Portfolio and issuing shares of the corresponding Acquiring Fund to the Target Portfolio equal to the aggregate net asset value of the corresponding Target Portfolio’s shares owned by the Target Portfolio’s shareholders on the closing date of the Reorganization;
  the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Target Portfolio as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Target Portfolio held by such shareholders, as permitted by the organizational documents of the Target Portfolio and applicable law; and
  the winding up of the affairs of the Target Portfolio and dissolution under applicable law.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the total value of the Acquiring Fund shares that you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) will be the same as the total value of the shares of the Target Portfolio that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganizations.

The Saratoga Board has fixed the close of business on January 20, 2021 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Shareholders of a Target Portfolio on the Record Date will be entitled to one vote for each full share of the Target Portfolio held, and a proportionate fractional vote for each fractional share. We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about January 27, 2021 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Reorganizations, the Saratoga Board has unanimously approved the Agreement and each Reorganization and has determined that it is in the best interest of each Target Portfolio and its shareholders. If shareholders of a Target Portfolio do not approve the Reorganization, the Saratoga Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Portfolio.

Additional information about the Portfolios is available in the:

•	Prospectuses for the Target Portfolios and the Acquiring Funds;
•	Annual and Semi-Annual Reports to shareholders of the Target Portfolios;
•	Statements of Additional Information (“SAIs”) for the Target Portfolios and the Acquiring Funds; and
•	SAI relating to this Joint Proxy Statement/Prospectus.

Exhibit B contains a list of the specific prospectuses incorporated by reference into the Joint Proxy Statement/Prospectus.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Target Portfolios are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the Target Portfolio that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Acquiring Funds, at the address and toll-free telephone number noted below. The Target Portfolios’ prospectuses, the most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Target Portfolios have been previously mailed to shareholders and are available on the Target Portfolios’ website at https://www.saratogacap.com/fund-reports.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Target Portfolio Documents:	For Acquiring Fund Documents:
The Saratoga Advantage Trust	James Alpha Funds Trust
c/o Gemini Fund Services, LLC	c/o Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100	225 Pictoria Drive, Suite 450
Elkhorn, Nebraska 68022-3474	Cincinnati, Ohio 45246
(800) 807-3863	(888) 814-8180

These documents may be reviewed and copied at the SEC’s Public Reference Section. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the SEC or CFTC nor has the SEC or CFTC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page

PROPOSAL: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION	1
Summary	1
Reasons for the Reorganizations	1
Comparison of Investment Objectives and Principal Investment Strategies	2
Risks Associated with the Acquiring Funds	2
Comparison of Fundamental Investment Restrictions	5
Comparison of Fees and Expenses	6
Comparison of Portfolio Managers	18
Comparison of Investment Advisers	18
Comparison of Other Service Providers	21
Comparison of Share Classes and Distribution Arrangements	22
Comparison of Purchase and Redemption Procedures	26
Comparison of Exchange Privileges	27
Comparison of Dividend and Distribution Policies and Fiscal Years	28
Comparison of Business Structures, Shareholder Rights and Applicable Law	28
Terms of the Reorganization	31
Federal Income Tax Consequences	33
Accounting Treatment	33
BOARD CONSIDERATIONS	35
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND TARGET PORTFOLIOS	37
Where to Find More Information	37
INFORMATION ON VOTING	38
Joint Proxy Statement/Prospectus	38
Quorum Requirement and Adjournment	38
Vote Necessary to Approve the Agreement	38
Proxy Solicitation	39
Other Matters	39
CAPITALIZATION	39
OWNERSHIP OF SHARES	52
Security Ownership of Large Shareholders	52
Security Ownership of Management and Trustees	52
DISSENTERS’ RIGHTS	52
SHAREHOLDER PROPOSALS	52
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION	52

Exhibits

PROPOSAL:
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

James Alpha, as adviser to the Target Portfolios, is proposing a reorganization of each Target Portfolio into a corresponding, newly-formed Acquiring Fund in the JAF Trust (the “Reorganization”). On December 14, 2020, the Saratoga Board, on behalf of each Target Portfolio, unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Target Portfolio and the satisfaction of other closing conditions. In the Reorganizations, each Target Portfolio will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the Target Portfolio, which will distribute such shares to shareholders of the Target Portfolio. Any shares you own of a Target Portfolio at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the Target Portfolio (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of a Target Portfolio in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the first quarter of 2021.

Reasons for the Reorganization

The Saratoga Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization would be in the best interest of each Target Portfolio and that shareholders would not be diluted as a result thereof. In reaching that conclusion, the Saratoga Board considered, among other things:

(1) the experience of James Alpha serving as adviser to each Target Portfolio as well as its reputation, financial strength and resources;

(2) the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Target Portfolios and shareholders as a result of the Reorganizations;

(3) the unchanged investment objectives, and substantially similar principal investment strategies and risks of each Target Portfolio after the Reorganizations and expectations that the same portfolio managers currently managing each Target Portfolio will continue managing the corresponding Acquiring Fund after the Reorganization;

(4) the lack of material differences between the terms of the Acquiring Funds’ advisory agreements and sub-advisory agreements and the terms of the current advisory agreements and sub-advisory agreements for the Target Portfolios;

(5) the representation by James Alpha that the supervision services to be provided by James Alpha under the Supervision Agreement with the Acquiring Funds will be the same services as Saratoga Capital Management, LLC (“SCM”) was providing to the Target Portfolios and will contain the same terms as under the Supervision Agreement between SCM and the Target Portfolios with the exception that James Alpha will provide such services at no cost to the Acquiring Funds;

(6) the fact that the advisory fee of each Target Portfolio and its corresponding Acquiring Fund are the same;

(7) James Alpha’s belief that separating the James Alpha brand from the Saratoga brand and aligning the name of the trust with the names of the James Alpha funds will reduce market confusion about the structure of the James Alpha funds and thereby improve the effectiveness of James Alpha’s distribution team following the Reorganizations, which could lead to increased assets and decreased operating expenses for shareholders of the James Alpha funds over time;

(8) each Acquiring Fund’s total annual operating expenses, both before and after fee waivers, and James Alpha’s representation that they will be less than or the same as the corresponding Target Portfolio’s total annual operating expenses, both before and after fee waivers;

(9) James Alpha will provide a two-year contractual guaranty that will limit the total expense ratio of each Acquiring Fund to be lower than or equal to the corresponding Target Portfolio’s total expense ratio prior to the Reorganization;

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(10) James Alpha or its affiliates will pay all costs and expenses of the Reorganizations and the organizational and offering costs incurred by the Acquiring Funds in connection with their creation and issuance of new shares will be subject to the limits on each Acquiring Fund’s total annual fund operating expenses, as described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus;

(11) James Alpha’s representation that James Alpha has no current intention to liquidate any of the Target Portfolios and James Alpha intends to attempt to grow each Portfolio, unless circumstances change materially with respect to a particular Portfolio; and

(12) each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.

For a more complete discussion of the factors considered by the Saratoga Board in approving the Reorganization, see the section entitled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created solely to acquire the assets and assume the liabilities of the corresponding Target Portfolio in a Reorganization. Each Acquiring Fund’s investment objective is the same and its principal investment strategies are substantially similar as those of the corresponding Target Portfolio. The investment objective and principal investment strategies of the Target Portfolio of which you are the record owner can be found in the Target Portfolio prospectus that you received upon purchasing shares in that Target Portfolio and any updated prospectuses that you may have subsequently received. The investment objective and principal investment strategies of the corresponding Acquiring Fund can be found in the Acquiring Fund’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Risks Associated with the Acquiring Funds

Each Target Portfolio and its corresponding Acquiring Fund have the same investment objectives and substantially similar principal investment strategies and invest in the same types of securities under the same portfolio management team. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding Target Portfolio, although the Acquiring Funds may describe such risks somewhat differently. A summary of the principal risks common to all Acquiring Funds and certain principal risks specific to each Acquiring Fund are described below. The Acquiring Funds may be subject to other principal risks that are not identified below. The enclosed prospectuses of the Acquiring Funds contain a discussion of the principal risks of each Acquiring Fund. For more information on the risks associated with an Acquiring Fund, see the “Principal Investment Strategies and Principal Risks of Investing in the Fund” section of the Acquiring Fund’s prospectuses and “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Principal Risks Common to All Acquiring Funds:

Investment and Market Risk - An investment in the Acquiring Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested, The value of the securities owned by the Acquiring Fund, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class.

Management Risk - The investment techniques, models and/or risk analysis used by the Acquiring Fund’s adviser, sub-adviser (as applicable), or portfolio managers may not produce the desired results and the Acquiring Fund may not achieve its investment objective. The Acquiring Fund is subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the judgment about the attractiveness, value or market trends affecting a particular asset class or investment style is incorrect.

Other Principal Risks:

Credit Risk (James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Multi-Strategy Alternative Income Fund, James Alpha Total Hedge Portfolio, James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Relative Value Fund, James Alpha Structured Credit Value Fund) – The issuer of fixed income instruments in which the Acquiring Fund invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

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Credit Spread Risk (James Alpha Multi Strategy Alternative Income Fund and James Alpha Structured Credit Value Fund) – Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Acquiring Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities.

Derivatives Risk (All Acquiring Funds other than James Alpha Global Real Estate Investments Fund) – Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Acquiring Fund’s initial investment. Over-the-counter derivatives may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds. The Acquiring Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. The Acquiring Fund may lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Acquiring Fund’s ability to invest in derivatives, limit the Acquiring Fund’s ability to employ certain strategies that use derivatives, and/or adversely affect the value of derivatives and the Acquiring Fund’s performance. Compared to other types of investments, derivatives may be less tax efficient.

Emerging Market Securities Risk (James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Managed Risk Emerging Markets Equity Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Total Hedge Portfolio, James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Relative Value Fund) – Emerging market investing involves risks in addition to those involved in foreign investing, such as substantial rates of inflation. Economies in emerging markets generally are dependent heavily upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than those of other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Acquiring Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities/Common Stock Risk (All Acquiring Funds other than James Alpha Hedged High Income Fund and James Alpha Structured Credit Value Fund) –The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy.

Exchange-Traded Funds (“ETFs”) Risk (All Acquiring Funds other than James Alpha Global Real Estate Investments Fund and James Alpha Structured Credit Value Fund) – In addition to many of the same risks as direct investments in common stocks or bonds, an ETF share’s market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. Investments in an ETF are also subject to the risk that its shares may trade at a discount to NAV and may face trading halts and/or delisting. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. As a shareholder in an ETF (as with other investment companies), the Acquiring Fund would bear its ratable share of that entity’s expenses in addition to its own fees and expenses.

Foreign Securities Risk (All Acquiring Funds other than James Alpha Managed Risk Domestic Equity Fund and James Alpha Structured Credit Value Fund) – Foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity and increased volatility. Foreign companies may also be subject to less regulation, resulting in less publicly available information about the companies.

Hedging Strategy Risk (James Alpha EHS Fund, James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Managed Risk Domestic Equity Fund, James Alpha Managed Risk Emerging Markets Equity Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Structured Credit Value Fund, James Alpha Total Hedge Portfolio) – The hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Hedging techniques may produce an investment portfolio with reduced exposure to market risk. As a result, the Acquiring Fund will likely underperform the broader equity markets during market rallies.

High Yield Bond (Junk Bond) Risk (James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Relative Value Fund, James Alpha Structured Credit Value Fund and James Alpha Total Hedge Portfolio) – High yield, below investment grade and unrated high risk debt securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and may be subject to greater risk of default.

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Interest Rate Risk (James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Relative Value Fund, James Alpha Structured Credit Value Fund and James Alpha Total Hedge Portfolio) – Bond prices generally fall as interest rates rise and bond prices generally rise as interest rates fall.

Investment Focus Risk (James Alpha Multi Strategy Alternative Income Fund and James Alpha Structured Credit Value Fund) – To the extent the Acquiring Fund invests a greater amount in any one sector or industry, the Acquiring Fund’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Acquiring Fund if conditions adversely affect that sector or industry.

Liquidity Risk (James Alpha Global Real Estate Investments Fund, James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Total Hedge Portfolio, James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Relative Value Fund, and James Alpha Structured Credit Value Fund) – The Acquiring Fund may hold illiquid investments that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Medium and Small Capitalization Company Risk (James Alpha Global Real Estate Investments Fund, James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Total Hedge Portfolio, James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Relative Value Fund) – There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies and, in addition, some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies.

Mortgage-Backed Securities (“MBS”) and Asset-Backed Securities (“ABS”) Risk (James Alpha Family Office Fund, James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Relative Value Fund, James Alpha Structured Credit Value Fund and James Alpha Total Hedge Portfolio) – MBS and ABS have different risk characteristics than traditional debt securities, including related to interest rate risk, prepayment risk, and extension risk.. Certain MBS and ABS may be more volatile and less liquid than traditional types of debt securities. MBS investments are subject to real estate risk, as the underlying loans securitizing the MBS are themselves collateralized by residential or commercial real estate. The risks associated with MBS typically become elevated during periods of distressed economic, market, health, and labor conditions.

Portfolio Turnover/Active Trading Risk (All Acquiring Funds other than James Alpha Family Office Fund) – Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.

Real Estate Securities Risk (James Alpha Family Office Fund, James Alpha Global Real Estate Investments Fund and James Alpha Multi Strategy Alternative Income Fund) – The value of the Acquiring Fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; (x) fluctuations in rent schedules and operating expenses; (xi) adverse changes in local, regional or general economic conditions; (xii) deterioration of the real estate market and the financial circumstances of tenants and sellers and (xiii) environmental factors. Investments in real estate investment trusts (“REITs”) and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Acquiring Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Short Sales Risk (James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Hedged High Income Fund, James Alpha Macro Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Relative Value Fund, James Alpha Structured Credit Value Fund and James Alpha Total Hedge Portfolio) – If the Acquiring sells short a security that it does not own and the security increases in value, the Acquiring Fund will pay a higher price to repurchase the security and thereby incur a loss. The Acquiring Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Acquiring Fund will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Acquiring Fund.

Volatility Risk (James Alpha Managed Risk Domestic Equity Fund, James Alpha Managed Risk Emerging Markets Equity Fund and James Alpha Multi Strategy Alternative Income Fund) – The Acquiring Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Acquiring Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

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Comparison of Fundamental Investment Restrictions

The Investment Company Act of 1940 (the “1940 Act”) requires fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Each Target Portfolio and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions, except as noted below. The exceptions noted below were intended to standardize, where possible, the fundamental restrictions of the Acquiring Funds and were not intended to alter the manner in which any Acquiring Fund will be managed relative to its corresponding Target Portfolio. A chart providing a side-by-side comparison of each fundamental investment restriction can be found on
Exhibit C.

Concentration. The 1940 Act does not prohibit a fund from concentrating its investments, but it must state its intention to concentrate or not. Accordingly, each Target Portfolio either has a policy to (i) not invest more than 25% of its assets based in an industry or (ii) invest more than 25% of its assets in a specified industry. Certain Target Portfolios test this policy based on net assets whereas other Target Portfolios test such policy based on total assets. To harmonize these policies across the JAF Trust complex, and consistent with recent SEC staff positions, each Acquiring Fund will have a concentration policy tested based on total assets. For Acquiring Funds with a policy to not concentrate, the restriction tested based on total assets is less restrictive than a policy using net assets. For Acquiring Funds with a policy to concentrate in a specified industry, the restriction based on total assets is more restrictive than a policy tested on net assets. James Alpha does not intend to change the manner in which any Fund is currently managed as a result of such change and no other substantive changes are proposed for the Acquiring Funds’ concentration policies.

Borrowing and Senior Securities. The Target Portfolios’ have multiple versions of fundamental investment restrictions relating to borrowing throughout the complex that generally prohibit a Fund from borrowing money, except from a bank in an aggregate amount not exceeding one third of the Fund’s total assets. The Target Portfolios also have separate versions of fundamental investment restrictions relating to issuing senior securities that generally prohibit a Fund from issuing senior securities, borrowing money, or pledging assets except the Fund may borrow from banks in amounts not exceeding one-third of its total assets and the restriction shall not prohibit the Fund from engaging in transactions in derivative instruments (limited to options transactions for older Target Portfolios) or short sales as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

To avoid redundancy and having two overlapping restrictions open to different interpretations, James Alpha believes it is in the best interests of the Acquiring Funds to combine the borrowing and senior securities restrictions into a single restriction. Further, since the initial adoption of these restrictions, the financial markets and regulatory requirements have evolved. For example, SEC staff guidance and interpretations allow an open-end fund under certain conditions to engage in a number of types of transactions that might otherwise be considered to create “senior securities,” such as, short sales, certain options, and futures transactions, reverse repurchase agreements and securities transactions that obligate the fund to pay money at a future date (such as when-issued, forward commitment or delayed delivery transactions). The proposed restriction for the Acquiring Funds would provide maximum flexibility under current law by prohibiting the Funds from borrowing money or issuing senior securities, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund. James Alpha believes that it is in the Acquiring Funds’ best interests to adopt a modernized fundamental investment restriction in order to provide the Fund with the flexibility to adapt to continuously changing regulation and to react to changes in the financial markets and the development of new investment opportunities and instruments, in accordance with the Acquiring Fund’s investment goal and subject to oversight by the Fund’s Board.

Commodities. Certain of the Target Portfolios have fundamental investment restrictions prohibiting the purchase and sale of commodities, with certain enumerated exceptions set forth within the restriction. Newer Target Portfolios contain a modernized version of this restriction that prohibits the purchase or sale of commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. Since the initial adoption of this restriction for the older Target Portfolios, the financial markets and regulatory requirements regarding commodities and commodity interests have evolved. New types of financial instruments have become available as potential investment opportunities, including commodity-linked instruments. James Alpha believes that it is in the Acquiring Funds’ best interests to adopt a modernized fundamental investment restriction in order to provide the Fund with the flexibility to adapt to continuously changing regulation and to react to changes in the financial markets and the development of new investment opportunities and instruments, in accordance with the Fund’s investment goal and subject to oversight by the Fund’s Board. Under the Acquiring Funds’ commodity restriction, if current applicable law or the rules thereunder were to change, the Fund would be able to conform to any such new law and any rules thereunder without shareholders taking further action.

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Real Estate. Each Target Portfolio except the James Alpha Macro Portfolio has a fundamental investment restriction prohibiting the Fund from purchasing or selling real estate or real estate mortgage loans, except that the Funds may invest in REITs and the securities of real estate industry companies and other companies that deal in real estate, and in securities secured by real estate or interests therein. The proposed restriction for the Acquiring Funds is substantially the same as the corresponding Target Portfolio’s restriction except that it would not prohibit the Acquiring Funds from purchasing or selling real estate mortgage loans.

Lending. Under the 1940 Act, a fund must describe, and designate as fundamental, its policy with respect to making loans. The James Alpha Global Real Estate Investments Portfolio does not currently have a fundamental investment restriction relating to making loans. The James Alpha Global Real Estate Investment Fund includes a fundamental investment restriction related to making loans that is consistent with the current restriction for the other Target Portfolios. The fundamental investment restriction provides the James Alpha Global Real Estate Investments Fund with maximum flexibility to engage in lending to the full extent permitted by applicable law.

Other. The Target Portfolios currently have a fundamental investment restriction permitting the purchase of securities that cannot be sold to “qualified institutional buyers” in accordance with Rule 144 under the Securities Act of 1933, as amended. The restriction further describes liquidity determinations for such securities. The Acquiring Funds include a comparable investment restriction but the restriction is considered “non-fundamental,” as this investment restriction is not required under the 1940 Act to be considered “fundamental.”

James Alpha does not anticipate that the differences between the fundamental investment restrictions for Target Portfolios and the Acquiring Funds create additional material risk to any Acquiring Fund or will affect the way an Acquiring Fund is managed relative to the corresponding Target Portfolio.

Both the Target Portfolios and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Target Portfolio’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Target Portfolios’ SAIs.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Target Portfolio with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown.

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	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Contingent Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
James Alpha Macro Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund I	5.75%	None	1.10%	0.25%	1.47%	0.60%	3.42%	(1.04)%[1]	2.38%
C reorganizing into Acquiring Fund I	None	1.00%	1.10%	1.00%	1.47%	0.60%	4.17%	(1.04)%[1]	3.13%
I reorganizing into Acquiring Fund I	None	None	1.10%	None	1.47%	0.60%	3.17%	(1.04)%[1]	2.13%
S reorganizing into Acquiring Fund R6	None	None	1.10%	None	1.47%	0.60%	3.17%	(1.59)%[1]	1.58%

Pro Forma James Alpha Macro Fund as of 8/31/2020
I	None	None	1.10%	None	1.26%[2]	0.60%[2]	2.96%	(0.84)%[3]	2.12%
R6	None	None	1.10%	None	1.26%[2]	0.60%[2]	2.96%	(1.39)%[3]	1.57%

James Alpha Global Real Estate Investments Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	5.75%	None	0.90%	0.25%	0.45%	0.01%	1.61%	0.00%[1]	1.61%
C reorganizing into Acquiring Fund C	None	1.00%	0.90%	1.00%	0.45%	0.01%	2.36%	0.00%[1]	2.36%
I reorganizing into Acquiring Fund I	None	None	0.90%	None	0.45%	0.01%	1.36%	(0.16)%[1]	1.20%
S reorganizing into Acquiring Fund R6	None	None	0.90%	None	0.46%	0.01%	1.37%	(0.37)%[1]	1.00%

Pro Forma James Alpha Global Real Estate Investments Fund as of 8/31/2020
A	5.75%	None	0.90%	0.25%	0.28%[2]	0.01%[2]	1.44%	0.00%[3]	1.44%
C	None	1.00%	0.90%	1.00%	0.28%[2]	0.01%[2]	2.19%	0.00%[3]	2.19%
I	None	None	0.90%	None	0.28%[2]	0.01%[2]	1.19%	(0.14)%[3]	1.05%
R6	None	None	0.90%	None	0.30%[2]	0.01%[2]	1.21%	(0.26)%[3]	0.95%

James Alpha Multi Strategy Alternative Income Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	5.75%	None	2.00%	0.25%	2.50%	0.25%	5.00%	(1.53)%[1]	3.47%
C reorganizing into Acquiring Fund C	None	1.00%	2.00%	1.00%	2.50%	0.25%	5.75%	(1.53)%[1]	4.22%
I reorganizing into Acquiring Fund I	None	None	2.00%	None	2.50%	0.25%	4.75%	(1.53)%[1]	3.22%
S reorganizing into Acquiring Fund R6	None	None	2.00%	None	2.50%	0.25%	4.75%	(2.03)% [1]	2.72%

Pro Forma James Alpha Multi Strategy Alternative Income Fund as of 8/31/2020
A	5.75%	None	2.00%	0.25%	2.29%[2]	0.25%[2]	4.79%	(1.33)%[3]	3.46%
C	None	1.00%	2.00%	1.00%	2.29%[2]	0.25%[2]	5.54%	(1.33)%[3]	4.21%
I	None	None	2.00%	None	2.29%[2]	0.25%[2]	4.54%	(1.33)%[3]	3.21%
R6	None	None	2.00%	None	2.29%[2]	0.25%[2]	4.54%	(1.83)%[3]	2.71%

7

James Alpha Managed Risk Domestic Equity Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	5.75%	None	1.20%	0.25%	0.62%	0.09%	2.16%	(0.06)%[1]	2.10%
C reorganizing into Acquiring Fund C	None	1.00%	1.20%	1.00%	0.61%	0.09%	2.90%	0.00%[1]	2.90%
I reorganizing into Acquiring Fund I	None	None	1.20%	None	0.62%	0.09%	1.91%	(0.01)%[1]	1.90%
S reorganizing into Acquiring Fund R6	None	None	1.20%	None	0.61%	0.09%	1.90%	(0.45)%[1]	1.45%

Pro Forma James Alpha Managed Risk Domestic Equity Fund as of 8/31/2020
A	5.75%	None	1.20%	0.25%	0.41%[2]	0.09%[2]	1.95%	0.00%[4]	1.95%
C	None	1.00%	1.20%	1.00%	0.40%[2]	0.09%[2]	2.69%	0.00%[4]	2.69%
I	None	None	1.20%	None	0.41%[2]	0.09%[2]	1.70%	0.00%[4]	1.70%
R6	None	None	1.20%	None	0.40%[2]	0.09%[2]	1.69%	(0.24)%[4]	1.45%

James Alpha Managed Risk Emerging Markets Equity Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	5.75%	None	1.20%	0.25%	1.71%	0.44%	3.60%	(0.79)%[1]	2.81%
C reorganizing into Acquiring Fund C	None	1.00%	1.20%	1.00%	1.62%	0.44%	4.26%	(0.71)%[1]	3.55%
I reorganizing into Acquiring Fund I	None	None	1.20%	None	1.73%	0.44%	3.37%	(1.01)%[1]	2.36%
S reorganizing into Acquiring Fund R6	None	None	1.20%	None	1.74%	0.44%	3.38%	(1.47)%[1]	1.91%

Pro Forma James Alpha Managed Risk Emerging Markets Equity Fund as of 8/31/2020
A	5.75%	None	1.20%	0.25%	1.50%[2]	0.44%[2]	3.39%	(0.59)%[3]	2.80%
C	None	1.00%	1.20%	1.00%	1.41%[2]	0.44%[2]	4.05%	(0.51)%[3]	3.54%
I	None	None	1.20%	None	1.52%[2]	0.44%[2]	3.16%	(0.81)%[3]	2.35%
R6	None	None	1.20%	None	1.53%[2]	0.44%[2]	3.17%	(1.27)%[3]	1.90%

James Alpha Hedged High Income Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	5.75%	None	1.70%	0.25%	1.15%	0.27%	3.37%	(0.45)%[1]	2.92%
C reorganizing into Acquiring Fund C	None	1.00%	1.70%	1.00%	1.16%	0.27%	4.13%	(0.61)%[1]	3.52%
I reorganizing into Acquiring Fund I	None	None	1.70%	None	1.16%	0.27%	3.13%	(0.75)%[1]	2.38%
S reorganizing into Acquiring Fund R6	None	None	1.70%	None	1.15%	0.27%	3.12%	(1.21)% [1]	1.91%

Pro Forma James Alpha Hedged High Income Fund as of 8/31/2020
A	5.75%	None	1.70%	0.25%	0.94%[2]	0.27%[2]	3.16%	(0.25)%[3]	2.91%
C	None	1.00%	1.70%	1.00%	0.95%[2]	0.27%[2]	3.92%	(0.41)%[3]	3.51%
I	None	None	1.70%	None	0.96%[2]	0.27%[2]	2.93%	(0.56)%[3]	2.37%
R6	None	None	1.70%	None	0.94%[2]	0.27%[2]	2.91%	(1.01)%[3]	1.90%

8

James Alpha Total Hedge Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	5.75%	None	1.00%	0.25%	1.26%	0.68%	3.19%	(0.77)%[1]	2.42%
C reorganizing into Acquiring Fund I	None	1.00%	1.00%	1.00%	1.26%	0.68%	3.94%	(0.77)%[1]	3.17%
I reorganizing into Acquiring Fund I	None	None	1.00%	None	1.26%	0.68%	2.94%	(0.77)%[1]	2.17%
S reorganizing into Acquiring Fund R6	None	None	1.00%	None	1.26%	0.68%	2.94%	(1.14)%[1]	1.80%

Pro Forma James Alpha Total Hedge Portfolio as of 5/31/2020
I	None	None	1.00%	None	1.05%[2]	0.68%[2]	2.73%	(0.57)%[3]	2.16%
R6	None	None	1.00%	None	1.05%[2]	0.68%[2]	2.73%	(0.94)%[3]	1.79%

James Alpha EHS Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	5.75%	None	1.00%	0.25%	3.83%	0.64%	5.72%	(3.34)%[1]	2.38%
C reorganizing into Acquiring Fund I	None	1.00%	1.00%	1.00%	3.83%	0.64%	6.47%	(3.34)%[1]	3.13%
I reorganizing into Acquiring Fund I	None	None	1.00%	None	3.83%	0.64%	5.47%	(3.34)%[1]	2.13%
S reorganizing into Acquiring Fund R6	None	None	1.00%	None	3.83%	0.64%	5.47%	(3.71)%[1]	1.76%

Pro Forma James Alpha EHS Fund as of 5/31/2020
I	None	None	1.00%	None	3.62%[2]	0.64%[2]	5.26%	(3.14)%[3]	2.12%
R6	None	None	1.00%	None	3.62%[2]	0.64%[2]	5.26%	(3.51)%[3]	1.75%

James Alpha Event Driven Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	5.75%	None	1.00%	0.25%	1.42%	1.07%	3.74%	(0.93)%[1]	2.81%
C reorganizing into Acquiring Fund I	None	1.00%	1.00%	1.00%	1.42%	1.07%	4.49%	(0.93)%[1]	3.56%
I reorganizing into Acquiring Fund I	None	None	1.00%	None	1.42%	1.07%	3.49%	(0.93)%[1]	2.56%
S reorganizing into Acquiring Fund R6	None	None	1.00%	None	1.42%	1.07%	3.49%	(1.30)%[1]	2.19%

Pro Forma James Alpha Event Driven Fund as of 5/31/2020
I	None	None	1.00%	None	1.21%[2]	1.07%[2]	3.28%	(0.73)%[3]	2.55%
R6	None	None	1.00%	None	1.21%[2]	1.07%[2]	3.28%	(1.10)%[3]	2.18%

James Alpha Family Office Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	5.75%	None	1.20%	0.25%	1.32%	0.42%	3.19%	(1.03)%[1]	2.16%
C reorganizing into Acquiring Fund I	None	1.00%	1.20%	1.00%	1.32%	0.42%	3.94%	(1.03)%[1]	2.91%
I reorganizing into Acquiring Fund I	None	None	1.20%	None	1.32%	0.42%	2.94%	(1.03)%[1]	1.91%
S reorganizing into Acquiring Fund R6	None	None	1.20%	None	1.32%	0.42%	2.94%	(1.40)%[1]	1.54%

Pro Forma James Alpha Family Office Fund as of 5/31/2020
I	None	None	1.20%	None	1.11%[2]	0.42%[2]	2.73%	(0.83)%[3]	1.90%
R6	None	None	1.20%	None	1.11%[2]	0.42%[2]	2.73%	(1.20)%[3]	1.53%
9

James Alpha Relative Value Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	5.75%	None	1.00%	0.25%	1.57%	0.85%	3.67%	(1.08)%[1]	2.59%
C reorganizing into Acquiring Fund I	None	1.00%	1.00%	1.00%	1.57%	0.85%	4.42%	(1.08)%[1]	3.34%
I reorganizing into Acquiring Fund I	None	None	1.00%	None	1.57%	0.85%	3.42%	(1.08)%[1]	2.34%
S reorganizing into Acquiring Fund R6	None	None	1.00%	None	1.57%	0.85%	3.42%	(1.45)%[1]	1.97%

Pro Forma James Alpha Relative Value Fund as of 5/31/2020
I	None	None	1.00%	None	1.37%[2]	0.85%[2]	3.22%	(0.89)%[3]	2.33%
R6	None	None	1.00%	None	1.37%[2]	0.85%[2]	3.22%	(1.26)%[3]	1.96%

James Alpha Structured Credit Value Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund A	5.75%	None	1.20%	0.25%	0.62%	None	2.07%	(0.33)%[1]	1.74%
C reorganizing into Acquiring Fund C	None	1.00%	1.20%	1.00%	0.62%	None	2.82%	(0.33)%[1]	2.49%
I reorganizing into Acquiring Fund I	None	None	1.20%	None	0.62%	None	1.82%	(0.33)%[1]	1.49%
S reorganizing into Acquiring Fund R6	None	None	1.20%	None	0.62%	None	1.82%	(0.70)%[1]	1.12%

Pro Forma James Alpha Structured Credit Value Fund as of 5/31/2020
A	5.75%	None	1.20%	0.25%	0.41%[2]	None[2]	1.86%	(0.13)%[3]	1.73%
C	None	1.00%	1.20%	1.00%	0.41%[2]	None[2]	2.61%	(0.13)%[3]	2.48%
I	None	None	1.20%	None	0.41%[2]	None[2]	1.61%	(0.13)%[3]	1.48%
R6	None	None	1.20%	None	0.41%[2]	None[2]	1.61%	(0.50)%[3]	1.11%

10

Footnotes to Fee Table:

† Details regarding sales charges imposed on purchases and contingent deferred sales charges (“CDSCs”) can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.

‡ There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year and James Alpha or its affiliates will bear 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

1.       Pursuant to an operating expense limitation agreement between James Alpha and the Target Portfolio, James Alpha has agreed to waive its fees and/or absorb expenses of the Target Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Target Portfolio do not exceed the amounts listed in the table below, through the term listed in the table below. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. James Alpha is permitted to seek reimbursement from the Target Portfolio, subject to limitations, for management fees waived and Target Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Target Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

2.       “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. “Other expenses” are based on Target Portfolio assets under management as of May 31, 2020 or a more recent date.

3.       Pursuant to an operating expense limitation agreement between James Alpha and the Acquiring Fund, James Alpha has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Acquiring Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the amounts listed in the table below, through the term listed in the table below. This operating expense limitation agreement cannot be terminated during its term. James Alpha is permitted to seek reimbursement from the Acquiring Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, including fees waived or expenses paid under the Target Portfolio’s operating expense limitation agreement, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

4.       Pursuant to an operating expense limitation agreement between James Alpha and the Acquiring Fund, James Alpha has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Acquiring Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the amounts listed in the table below, through the term listed in the table below. This operating expense limitation agreement cannot be terminated during its term. James Alpha is permitted to seek reimbursement from the Acquiring Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. James Alpha has agreed to not seek reimbursement for management fees waived and Fund expenses it paid prior to the closing of the Reorganization.

The table below displays the current expense limitations and their terms for each Target Portfolio and pro forma Acquiring Fund:

Target Portfolio	Class A	Class C	Class I	Class S	Expires	Acquiring Fund	Class A	Class C	Class I	Class R6	Expires
James Alpha Macro Portfolio	1.74%	2.49%	1.49%	0.94%	12/31/2021	James Alpha Macro Fund	N/A	N/A	1.48%	0.93%	*
James Alpha Global Real Estate Investments Portfolio	1.69%	2.37%	1.19%	0.99%	12/31/2021	James Alpha Global Real Estate Investments Fund	1.69%	2.37%	1.04%	0.94%	*
James Alpha Multi Strategy Alternative Income Portfolio	2.24%	2.99%	1.99%	1.49%	12/31/2021	James Alpha Multi Strategy Alternative Income Fund	2.23%	2.98%	1.98%	1.48%	*
James Alpha Managed Risk Domestic Equity Portfolio	1.99%	3.00%	1.79%	1.34%	12/31/2021	James Alpha Managed Risk Domestic Equity Fund	1.99%	3.00%	1.79%	1.34%	*
James Alpha Managed Risk Emerging Markets Equity Portfolio	2.25%	3.00%	1.79%	1.34%	12/31/2021	James Alpha Managed Risk Emerging Markets Equity Fund	2.24%	2.99%	1.78%	1.33%	*
James Alpha Hedged High Income Portfolio	2.39%	2.99%	1.85%	1.39%	12/31/2021	James Alpha Hedged High Income Fund	2.38%	2.98%	1.84%	1.38%	*
11

James Alpha Total Hedge Portfolio	1.74%	2.49%	1.49%	1.12%	3/31/2022	James Alpha Total Hedge Portfolio	N/A	N/A	1.48%	1.11%	*
James Alpha EHS Portfolio	1.74%	2.49%	1.49%	1.12%	3/31/2022	James Alpha EHS Fund	N/A	N/A	1.48%	1.11%	*
James Alpha Event Driven Portfolio	1.74%	2.49%	1.49%	1.12%	3/31/2022	James Alpha Event Driven Fund	N/A	N/A	1.48%	1.11%	*
James Alpha Family Office Portfolio	1.74%	2.49%	1.49%	1.12%	3/31/2022	James Alpha Family Office Fund	N/A	N/A	1.48%	1.11%	*
James Alpha Relative Value Portfolio	1.74%	2.49%	1.49%	1.12%	3/31/2022	James Alpha Relative Value Fund	N/A	N/A	1.48%	1.11%	*
James Alpha Structured Credit Value Portfolio	1.74%	2.49%	1.49%	1.12%	3/31/2022	James Alpha Structured Credit Value Fund	1.73%	2.48%	1.48%	1.11%	*

*       Expense limitations expire two years from the closing date of the Reorganization.

12

Expense Example

The Examples are intended to help you compare the costs of investing in different classes of a Target Portfolio and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Target Portfolio into the Acquiring Fund are also provided. All costs are based upon the information set forth in the table above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the Target Portfolios, and the first two years for the corresponding Acquiring Funds. James Alpha has contractually agreed to waive advisory fees and/or reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
James Alpha Macro Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund I	$802	$1,474	$2,168	$4,000	$802	$1,474	$2,168	$4,000
C reorganizing into Acquiring Fund I	$416	$1,173	$2,044	$4,285	$316	$1,173	$2,044	$4,285
I reorganizing into Acquiring Fund I	$216	$880	$1,569	$3,404	$216	$880	$1,569	$3,404
S reorganizing into Acquiring Fund R6	$161	$828	$1,521	$3,366	$161	$828	$1,521	$3,366

Pro Forma James Alpha Macro Fund as of 8/31/2020
I	$215	$749	$1,396	$3,133	$215	$749	$1,396	$3,133
R6	$160	$639	$1,290	$3,036	$160	$639	$1,290	$3,036

James Alpha Global Real Estate Investments Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	$729	$1,054	$1,401	$2,376	$729	$1,054	$1,401	$2,376
C reorganizing into Acquiring Fund C	$339	$736	$1,260	$2,696	$239	$736	$1,260	$2,696
I reorganizing into Acquiring Fund I	$122	$415	$729	$1,621	$122	$415	$729	$1,621
S reorganizing into Acquiring Fund R6	$102	$397	$715	$1,614	$103	$398	$716	$1,615

Pro Forma James Alpha Global Real Estate Investments Fund as of 8/31/2020
A	$713	$1,004	$1,317	$2,200	$713	$1,004	$1,317	$2,200
C	$322	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
I	$107	$349	$626	$1,416	$107	$349	$626	$1,416
R6	$97	$331	$612	$1,415	$97	$331	$612	$1,415

James Alpha Multi Strategy Alternative Income Fund as of 8/31/2020
A reorganizing into Acquiring Fund A	$905	$1,861	$2,818	$5,211	$905	$1,861	$2,818	$5,211
C reorganizing into Acquiring Fund C	$524	$1,574	$2,707	$5,466	$424	$1,574	$2,707	$5,466
I reorganizing into Acquiring Fund I	$325	$1,294	$2,268	$4,725	$325	$1,294	$2,268	$4,725
S reorganizing into Acquiring Fund R6	$275	$1,249	$2,228	$4,697	$275	$1,249	$2,228	$4,697

13

Pro Forma James Alpha Multi Strategy Alternative Income Fund as of 8/31/2020
A	$904	$1,695	$2,618	$4,941	$904	$1,695	$2,618	$4,941
C	$523	$1,400	$2,498	$5,194	$423	$1,400	$2,498	$5,194
I	$324	$1,117	$2,054	$4,434	$324	$1,117	$2,054	$4,434
R6	$274	$1,020	$1,961	$4,354	$274	$1,020	$1,961	$4,354

James Alpha Managed Risk Domestic Equity Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	$776	$1,207	$1,663	$2,920	$776	$1,207	$1,663	$2,920
C reorganizing into Acquiring Fund C	$393	$924	$1,580	$3,337	$293	$924	$1,580	$3,337
I reorganizing into Acquiring Fund I	$193	$599	$1,031	$2,232	$193	$599	$1,031	$2,232
S reorganizing into Acquiring Fund R6	$148	$553	$985	$2,186	$148	$553	$985	$2,186

Pro Forma James Alpha Managed Risk Domestic Equity Fund as of 8/31/2020
A	$762	$1,152	$1,567	$2,719	$762	$1,152	$1,567	$2,719
C	$372	$835	$1,425	$3,022	$272	$835	$1,425	$3,022
I	$173	$536	$923	$2,009	$173	$536	$923	$2,009
R6	$148	$484	$870	$1,953	$148	$484	$870	$1,953

James Alpha Managed Risk Emerging Markets Equity Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	$843	$1,546	$2,269	$4,167	$843	$1,546	$2,269	$4,167
C reorganizing into Acquiring Fund C	$458	$1,228	$2,112	$4,379	$358	$1,228	$2,112	$4,379
I reorganizing into Acquiring Fund I	$239	$942	$1,668	$3,590	$239	$942	$1,668	$3,590
S reorganizing into Acquiring Fund R6	$194	$902	$1,634	$3,568	$194	$902	$1,634	$3,568

Pro Forma James Alpha Managed Risk Emerging Markets Equity Fund as of 8/31/2020
A	$842	$1,448	$2,133	$3,945	$842	$1,448	$2,133	$3,945
C	$457	$1,134	$1,980	$4,165	$357	$1,134	$1,980	$4,165
I	$238	$813	$1,498	$3,325	$238	$813	$1,498	$3,325
R6	$193	$726	$1,417	$3,256	$193	$726	$1,417	$3,256

James Alpha Hedged High Income Portfolio as of 8/31/2020
A reorganizing into Acquiring Fund A	$853	$1,512	$2,193	$3,994	$853	$1,512	$2,193	$3,994
C reorganizing into Acquiring Fund C	$455	$1,200	$2,060	$4,278	$355	$1,200	$2,060	$4,278
I reorganizing into Acquiring Fund I	$241	$896	$1,575	$3,387	$241	$896	$1,575	$3,387
S reorganizing into Acquiring Fund R6	$194	$849	$1,530	$3,346	$194	$849	$1,530	$3,346

Pro Forma James Alpha Hedged High Income Fund as of 8/31/2020
A	$852	$1,447	$2,090	$3,802	$852	$1,447	$2,090	$3,802
C	$454	$1,116	$1,938	$4,071	$354	$1,116	$1,938	$4,071
I	$240	$796	$1,436	$3,154	$240	$796	$1,436	$3,154
R6	$193	$700	$1,339	$3,056	$193	$700	$1,339	$3,056

James Alpha Total Hedge Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	$806	$1,434	$2,085	$3,818	$806	$1,434	$2,085	$3,818
C reorganizing into Acquiring Fund I	$420	$1,131	$1,959	$4,108	$320	$1,131	$1,959	$4,108
I reorganizing into Acquiring Fund I	$220	$837	$1,480	$3,207	$220	$837	$1,480	$3,207
S reorganizing into Acquiring Fund R6	$183	$802	$1,447	$3,180	$183	$802	$1,447	$3,180

Pro Forma James Alpha Total Hedge Portfolio as of 5/31/2020
I	$219	$734	$1,335	$2,960	$219	$734	$1,335	$2,960
R6	$182	$660	$1,263	$2,894	$182	$660	$1,263	$2,894

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James Alpha EHS Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	$802	$1,901	$2,984	$5,623	$802	$1,901	$2,984	$5,623
C reorganizing into Acquiring Fund I	$416	$1,615	$2,876	$5,870	$316	$1,615	$2,876	$5,870
I reorganizing into Acquiring Fund I	$216	$1,336	$2,446	$5,174	$216	$1,336	$2,446	$5,174
S reorganizing into Acquiring Fund R6	$179	$1,303	$2,417	$5,155	$179	$1,303	$2,417	$5,155

Pro Forma James Alpha EHS Fund as of 5/31/2020
I	$215	$972	$2,046	$4,706	$215	$972	$2,046	$4,706
R6	$178	$899	$1,977	$4,647	$178	$899	$1,977	$4,647

James Alpha Event Driven Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	$843	$1,572	$2,320	$4,274	$843	$1,572	$2,320	$4,274
C reorganizing into Acquiring Fund I	$459	$1,274	$2,199	$4,553	$359	$1,274	$2,199	$4,553
I reorganizing into Acquiring Fund I	$259	$985	$1,733	$3,704	$259	$985	$1,733	$3,704
S reorganizing into Acquiring Fund R6	$222	$951	$1,701	$3,679	$222	$951	$1,701	$3,679

Pro Forma James Alpha Event Driven Fund as of 5/31/2020
I	$258	$866	$1,547	$3,452	$258	$866	$1,547	$3,452
R6	$221	$793	$1,507	$3,388	$221	$793	$1,507	$3,388

James Alpha Family Office Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	$781	$1,411	$2,064	$3,802	$781	$1,411	$2,064	$3,802
C reorganizing into Acquiring Fund I	$394	$1,107	$1,937	$4,092	$294	$1,107	$1,937	$4,092
I reorganizing into Acquiring Fund I	$194	$813	$1,457	$3,188	$194	$813	$1,457	$3,188
S reorganizing into Acquiring Fund R6	$157	$778	$1,424	$3,162	$157	$778	$1,424	$3,162

Pro Forma James Alpha Family Office Fund as of 5/31/2020
I	$193	$682	$1,284	$2,914	$193	$682	$1,284	$2,914
R6	$156	$608	$1,212	$2,847	$156	$608	$1,212	$2,847

James Alpha Relative Value Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund I	$822	$1,540	$2,277	$4,207	$822	$1,540	$2,277	$4,207
C reorganizing into Acquiring Fund I	$437	$1,241	$2,155	$4,488	$337	$1,241	$2,155	$4,488
I reorganizing into Acquiring Fund I	$237	$950	$1,686	$3,631	$237	$950	$1,686	$3,631
S reorganizing into Acquiring Fund R6	$200	$916	$1,655	$3,606	$200	$916	$1,655	$3,606

Pro Forma James Alpha Relative Value Fund as of 5/31/2020
I	$236	$817	$1,514	$3,369	$236	$817	$1,514	$3,369
R6	$199	$743	$1,443	$3,304	$199	$743	$1,443	$3,304

James Alpha Structured Credit Value Portfolio as of 5/31/2020
A reorganizing into Acquiring Fund A	$742	$1,156	$1,596	$2,812	$742	$1,156	$1,596	$2,812
C reorganizing into Acquiring Fund C	$352	$843	$1,460	$3,124	$252	$843	$1,460	$3,124
I reorganizing into Acquiring Fund I	$152	$540	$954	$2,110	$152	$540	$954	$2,110
S reorganizing into Acquiring Fund R6	$114	$504	$920	$2,080	$114	$504	$920	$2,080

Pro Forma James Alpha Structured Credit Value Fund as of 5/31/2020
A	$741	$1,101	$1,499	$2,607	$741	$1,101	$1,499	$2,607
C	$351	$786	$1,360	$2,921	$251	$786	$1,360	$2,921
I	$151	$482	$850	$1,886	$151	$482	$850	$1,886
R6	$113	$406	$776	$1,816	$113	$406	$776	$1,816

The Examples are not a representation of past or future expenses. Each Target Portfolio’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual

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funds. The 5% annual return is not a prediction of and does not represent the Target Portfolio’s or the Acquiring Fund’s projected or actual performance.

The following table describes the expected reduction to the net expense ratio of each James Alpha Fund and, therefore, the benefit to each Target Portfolio’s shareholders. As discussed in Exhibit A and reflected in the chart below, shareholders of Class A and Class C shares of the James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Relative Value Portfolio, James Alpha Macro Portfolio, James Alpha Total Hedge Portfolio, and James Alpha Family Office Portfolio will receive Class I shares in connection with the Reorganization. Because Class I shares have a lower total expense ratio than the respective Class A and Class C shares, Class A and Class C shareholders in such Portfolios will experience a further reduced net expense ratio as shown in the chart below.

Fund	Current Net Expense Ratio After Waivers/ Reimbursements*	Pro Forma Net Expense Ratio After Waivers/ Reimbursements*	Benefit to Fund Shareholders (basis points)*
James Alpha Global Real Estate Investments** Class A Class C Class I Class S/R6	1.61% 2.36% 1.20% 1.00%	1.44% 2.19% 1.05% 0.95%	0.17% 0.17% 0.15% 0.05%
James Alpha Multi Strategy Alternative Income Class A Class C Class I Class S/R6	3.47% 4.22% 3.22% 3.72%	3.46% 4.21% 3.21% 2.71%	0.01% 0.01% 0.01% 0.01%
James Alpha Managed Risk Domestic Equity Class A Class C Class I Class S/R6	2.10% 2.90% 1.90% 1.45%	1.95% 2.69% 1.70% 1.45%	0.15% 0.21% 0.20% 0.00%
James Alpha Family Office Class A*** Class C*** Class I Class S/R6	2.16% 2.91% 1.91% 1.54%	1.90% 1.90% 1.90% 1.53%	0.26% 1.01% 0.01% 0.01%
James Alpha Managed Risk Emerging Markets Class A Class C Class I Class S/R6	2.81% 3.55% 2.36% 1.91%	2.80% 3.54% 2.35% 1.90%	0.01% 0.01% 0.01% 0.01%
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James Alpha Total Hedge Class A*** Class C*** Class I Class S/R6	2.42% 3.17% 2.17% 1.80%	2.16% 2.16% 2.16% 1.79%	0.26% 1.01% 0.01% 0.01%
James Alpha Macro Class A*** Class C*** Class I Class S/R6	2.38% 3.13% 2.13% 1.58%	2.12% 2.12% 2.12% 1.57%	0.26% 1.01% 0.01% 0.01%
James Alpha Relative Value Class A*** Class C*** Class I Class S/R6	2.59% 3.34% 2.34% 1.97%	2.33% 2.33% 2.33% 1.96%	0.26% 1.01% 0.01% 0.01%
James Alpha Structured Credit Value Class A Class C Class I Class S/R6	1.74% 2.49% 1.49% 1.12%	1.73% 2.48% 1.48% 1.11%	0.01% 0.01% 0.01% 0.01%
James Alpha EHS Class A*** Class C*** Class I Class S/R6	2.38% 3.13% 2.13% 1.76%	2.12% 2.12% 2.12% 1.75%	0.26% 1.01% 0.01% 0.01%
James Alpha Event Driven Class A*** Class C*** Class I Class S/R6	2.81% 3.56% 2.56% 2.19%	2.55% 2.55% 2.55% 2.18%	0.26% 1.01% 0.01% 0.01%
James Alpha Hedged High Income Class A Class C Class I Class S/R6	2.92% 3.52% 2.38% 1.91%	2.91% 3.51% 2.37% 1.90%	0.01% 0.01% 0.01% 0.01%
*	There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year and James Alpha or its affiliates will bear 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.
**	The total expense ratio of James Alpha Global Real Estate Investments Portfolio is currently below the expense cap for several of its share classes.

*** Shareholders being converted into Class I shares. Pro forma net expense ratio after wavers/reimbursements and benefit to Fund shareholders figures reflect figures for Class I shares as a result of such conversion.

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James Alpha is permitted to seek reimbursement from each Acquiring Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. For each Acquiring Fund other than James Alpha Managed Risk Domestic Equity Fund, such recoupment may include fees waived or expenses paid under the Target Portfolio’s operating expense limitation agreement. For James Alpha Managed Risk Domestic Equity Fund, James Alpha has agreed to not seek reimbursement for management fees waived and Fund expenses it paid prior to the closing of the Reorganization.

For further discussion regarding the Saratoga Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

It is anticipated that each of the portfolio managers that manage the Target Portfolios will, upon the completion of the Reorganization, manage the corresponding Acquiring Fund. A description of the employment history of these portfolio managers and the performance returns of such Target Portfolios is included in the prospectuses and shareholder reports of the Target Portfolios. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the Target Portfolios’ prospectuses and Annual and Semi-Annual Shareholder Reports. The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Target Portfolio.

The “Portfolio Managers” section of the prospectuses enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of each Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganization.

Comparison of Investment Advisers

James Alpha is the investment adviser of each Target Portfolio and will continue to be the investment adviser of each Acquiring Fund following the Reorganization. In addition, each current sub-adviser to a Target Portfolio will continue to serve as sub-adviser to the corresponding Acquiring Fund following the Reorganizations.

James Alpha Advisors, LLC, located at 515 Madison Avenue, 24th Floor, New York, NY 10022, is the investment adviser for each Target Portfolio and each Acquiring Fund. As of September 30, 2020, James Alpha has approximately $987 million in assets under management. Subject to the general supervision of the Board of Trustees of the respective trust, James Alpha is responsible for managing each Portfolio in accordance with its investment objective(s) and policies, and making recommendations with respect to the hiring, termination or replacement of sub-advisers. James Alpha also maintains related records for the Portfolios.

Pursuant to an investment sub-advisory agreement between James Alpha and each sub-adviser on behalf of the respective Portfolio, each sub-adviser provides day-to-day investment advice and recommendations for the Portfolio. Each sub-adviser makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of James Alpha. James Alpha oversees the sub-advisers for compliance with the Portfolios’ investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style. The Board of Trustees supervises James Alpha and the sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by James Alpha.

Ranger Global Real Estate Advisors, LLC, located at 415 Madison Avenue, 14th floor, New York, NY 10017, is the sub-adviser to the James Alpha Global Real Estate Investments Portfolio and a sub-adviser to the James Alpha Multi Strategy Alternative Income Portfolio.

Bullseye Asset Management LLC, located at 8055 East Tufts Avenue, Suite 720, Denver, CO 80237, is a sub-adviser to the James Alpha Multi Strategy Alternative Income Portfolio.

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Kellner Private Fund Management, LP, located at 900 Third Avenue, New York, NY 10022, is a sub-adviser to the James Alpha Multi Strategy Alternative Income Portfolio.

Lazard Asset Management LLC, located at 30 Rockefeller Plaza, New York, NY 10012, is a sub-adviser to the James Alpha Multi Strategy Alternative Income Portfolio and the James Alpha Hedged High Income Portfolio.

EAB Investment Group, LLC, located at 103 Carnegie Center, Suite 300, Princeton, NJ 08540, is the sub-adviser to the James Alpha Managed Risk Domestic Equity Portfolio and James Alpha Managed Risk Emerging Markets Equity Portfolio

Concise Capital Management, LP, located at 1111 Brickell Avenue, Suite 1525, Miami, FL 33131, is a sub-adviser to the James Alpha Hedged High Income Portfolio.

Amundi Asset Management US, located at 280 South Mangum Street, Suite 301, Durham, NC 27701, is a sub-adviser to the James Alpha Hedged High Income Portfolio.

Orange Investment Advisers, LLC, located at 243 W. Park Avenue, Suite 201, Winter Park, FL 32789, is a sub-advisor to the James Alpha Structured Credit Value Portfolio.

A discussion of the JAF Trust Board’s consideration and approval of the Investment Management Agreements and Sub-Advisory Agreements for the Acquiring Funds will be available in the Acquiring Funds’ first report to shareholders. A discussion of the Saratoga Board’s consideration and approval of the Investment Management Agreements and Sub-Advisory Agreements for the Target Portfolios is available in the Target Portfolios’ semi-annual report to shareholders for the period ended May 31, 2020 (for Target Portfolios with a November 30 fiscal year end) and the year ended August 31, 2020 (for target Portfolios with an August 31 fiscal year end).

Manager-of-Managers Structure. Certain of the Target Portfolios operate under a manager-of-managers structure pursuant to exemptive relief (the “Order”) granted by the SEC that permits James Alpha, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisors on behalf of the Target Portfolios without shareholder approval. The corresponding Acquiring Funds will also operate under the Order and, therefore, James Alpha will be permitted, subject to the conditions in the Order, to materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisors on behalf of the Acquiring Funds without shareholder approval.

Comparison of Supervisory Services. SCM currently provides supervisory services to the Target Portfolios under a Supervision Agreement, including, among other services, monitoring the performance of each outside service provider (other than sub-advisers, which are monitored by James Alpha) and assisting in the review of financial statements and other regulatory filings and board meeting materials related to the series of the SA Trust, including the Target Portfolios. The JAF Trust will not employ a separate service provider to provide these services for the Acquiring Funds. Instead, the supervisory services currently performed by SCM, will be performed by or through James Alpha. James Alpha will enter into a Supervision Agreement with the JAF Trust, on behalf of the Acquiring Funds, that is substantially similar to the Supervision Agreement between SCM and the SA Trust with the exception that James Alpha will not collect a separate fee for such services.

Comparison of Investment Advisory and Sub-Advisory Arrangements. The services described in the advisory and sub-advisory agreement(s), if any, for each Acquiring Fund will be substantially the same as the services described in the advisory and sub-advisory agreement(s) for the corresponding Target Portfolio.

The Investment Management Agreements for the Acquiring Funds and the Target Portfolios, other than the James Alpha Global Real Estate Investments Portfolio and James Alpha Macro Portfolio, are substantially similar except for changes intended to align and harmonize the provisions of these Agreements across the Acquiring Funds. The key differences between the Investment Management Agreements for the Acquiring Funds and the Target Portfolios include the following: (1) the Investment Management Agreements for the Acquiring Funds remove a provision prohibiting selling short shares of the Acquiring Funds, and (2) a provision that James Alpha will provide office facilities to the Acquiring Fund not otherwise provided by another service provider has been added to the Investment Management Agreements for Funds that did not previously include this provision (i.e., James Alpha Family Office

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Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, and James Alpha Macro Portfolio).

In addition to the changes above, with respect to the James Alpha Macro Portfolio, the Investment Management Agreement for the corresponding Acquiring Fund has been modified to be more consistent with the Investment Management Agreement of the other Acquiring Funds, including adding or expanding provisions permitting for the delegation of duties to sub-advisers, subject to Board approval. For the James Alpha Macro Portfolio, these changes include (1) removing a prohibition on James Alpha paying fees in addition to the Fund distribution or servicing fees to financial intermediaries for sub-administration, sub-transfer agency or any other shareholder servicing or distribution-related services associated with shareholders whose shares are held in omnibus accounts, except with the prior authorization of the Trust’s Board of Trustees; (2) removing a prohibition on James Alpha borrowing from the Acquiring Fund or pledging or using the Acquiring Fund’s assets in connection with any borrowing not directly for the Acquiring Fund’s benefit; (3) adding a provision that James Alpha agrees that in any case where an officer of James Alpha is also an officer or director of another corporation, and the purchase or sale of securities issued by such other corporation is under consideration, such officer or director shall abstain from participation in any decision made on behalf of the Acquiring Fund to purchase or sell any securities issued by such other corporation; and (4) removing the waiver of the portion of the advisory fee that James Alpha would otherwise be entitled to collect from the James Alpha Macro Fund in an amount equal to 100% of the advisory fee that the James Alpha receives from the Acquiring Fund’s Cayman subsidiary. While James Alpha will continue to waive such fee for the Acquiring Fund, this obligation has been removed from the text of the Investment Management Agreement, consistent with the Investment Management Agreements of other James Alpha Funds that invest in a wholly-owned Cayman subsidiary. James Alpha believes these changes will benefit the Acquiring Funds and their shareholders due to the greater consistency of terms across the fund complex, without any additional cost to the Funds or their shareholders.

The Investment Management Agreements for the Acquiring Funds have also been modified to add a provision providing that where the effect of a requirement of the 1940 Act reflected in any provision of the Investment Management Agreements is revised by rule, regulation, or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation, or order. This change is intended to ease in the administration of the Investment Management Agreements and permit the Acquiring Funds to take advantage of SEC relief related to the pandemic and future SEC relief and rulemaking without having to hold a special shareholder meeting to modify the Investment Management Agreements or otherwise have the Board take action to waive a requirement contained in the Investment Management Agreements.

There are no material changes to the terms and conditions of the various Sub-Advisory Agreements for the Acquiring Funds other than as follows: (1) adding a provision that the agreements will terminate in the event of an "assignment," as required under the 1940 Act, for agreements that did not already include this specific provision; and (2) for the James Alpha Hedged High Income Fund, James Alpha Multi-Strategy Alternative Income Fund, and James Alpha Global Real Estate Investments Fund Sub-Advisory Agreements, changing the governing law to Delaware from New York. The change in governing law is intended to permit the Acquiring Funds and their shareholders to benefit from the special expertise and long history of Delaware courts in governing the affairs of entities organized as Delaware statutory trusts, such as the Acquiring Funds, and provide consistency across the complex. James Alpha believes that the Reorganizations provide an opportunity to standardize the Sub-Advisory Agreements, where appropriate, without any additional cost to the Portfolios or their shareholders.

The changes are intended to ease the administration of the Investment Management Agreements and Sub-Advisory Agreements for the Acquiring Funds and James Alpha does not expect these changes to have an impact on the manner in which the Acquiring Funds are managed or on the nature, extent, and quality of services provided by James Alpha or the sub-advisers.

Cayman Subsidiaries. The James Alpha Macro Portfolio, James Alpha Total Hedge Portfolio, James Alpha Event Driven Portfolio, James Alpha Relative Value Portfolio, and James Alpha Family Office Portfolio each may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (a “Subsidiary”) that is an exempted company incorporated with limited liability under the laws of the Cayman Islands. Each of the aforementioned Target Portfolios is the sole shareholder of its Subsidiary.

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As part of the Reorganizations, the Acquiring Funds that correspond to each Target Portfolio intend to acquire the interests in the Subsidiary held by the Target Portfolio. Each Subsidiary currently pays James Alpha a management fee pursuant to an investment advisory agreement. James Alpha has agreed to waive the management fee it receives from the respective Target Portfolio in an amount equal to the management fee it receives from the Subsidiary. James Alpha has established a similar waiver arrangement for the Acquiring Funds, such that it will not be paid an advisory fee from the Acquiring Funds in an amount equal to the management fee it receives from the Subsidiary.

Mr. Bruce Ventimiglia currently serves as a Director of each Subsidiary. Upon the closing of the Reorganizations, we anticipate replacing Mr. Ventimiglia with Mr. Vitalie as a Director of each Subsidiary. There will be no change to the current advisory arrangements with each Subsidiary as a result of the Reorganizations.

Comparison of Other Service Providers

There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the Target Portfolios’ service providers. The following table identifies the principal service providers that service the Target Portfolios and the Acquiring Funds:

	Target Portfolio	Acquiring Funds
Distributor	Northern Lights Distributors, LLC1	Ultimus Fund Distributors, LLC[1]
Fund Administrator	Gemini Fund Services, LLC[1]	Ultimus Fund Solutions, LLC[1]
Fund Accountant	Gemini Fund Services, LLC[1]	Ultimus Fund Solutions, LLC[1]
Transfer Agent	Gemini Fund Services, LLC[1]	Ultimus Fund Solutions, LLC[1]
Custodian	The Bank of New York Mellon2	Brown Brothers Harriman[2]
Compliance Services	Northern Lights Compliance Services, LLC[1]	Northern Lights Compliance Services, LLC[1]
Accountant	Tait, Weller & Baker, LLP	Tait, Weller & Baker, LLP
Fund Counsel	Dechert LLP	Stradley Ronon Stevens & Young, LLP3

As noted above, Ultimus Fund Solutions, LLC will provide administrative, accounting, and transfer agency services to the Acquiring Funds. Gemini Fund Services, LLC provides administrative, accounting, and transfer agency services to the Target Portfolios, Ultimus Fund Solutions, LLC and Gemini Fund Solutions, LLC are indirectly owned through a common parent entity. There are no material differences in the types of services to be provided by Ultimus Fund Solutions, LLC as compared to Gemini Fund Solutions, LLC. The agreement with Gemini Fund Services, LLC for the Target Portfolios contains a lower fee breakpoint on assets in excess of $1 billion than the agreement with Ultimus Fund Solutions, LLC for the Acquiring Funds. James Alpha believes that expenses under the agreement for the Acquiring Funds are nonetheless expected to be lower than under the current agreement for the Target Portfolios for administrative, accounting, and transfer agency services at asset levels significantly above the current aggregate assets of the Target Portfolios (i.e., $2 billion).

1	Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Northern Lights Distributors, LLC, Gemini Fund Services, LLC, and Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.
2	Gemini Fund Services, LLC acts as the SA Trust’s Custody Administrator. The fees paid to Gemini Fund Services, LLC as Custody Administrator are paid out of the fees paid to The Bank of New York Mellon. The engagement of Brown Brothers Harriman will not require the additional services of a Custody Administrator that the SA Trust current employs via the Bank of New York Mellon.
3	Stradley Ronon has served as counsel to James Alpha since 2009 in connection with its management of the Target Portfolios and, in that capacity, is familiar with the Target Portfolios and their history.
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Comparison of Share Classes and Distribution Arrangements

Each share class of a Target Portfolio will be reorganized into a specific share class of the corresponding Acquiring Fund as described below and in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Target Portfolios and the Acquiring Funds.

Distribution Arrangements. Northern Lights Distributors, LLC acts as the principal underwriter for the Target Portfolios pursuant to written agreements on behalf of each Target Portfolio (the “Target Portfolios Distribution Agreements”). Ultimus Fund Distributors, LLC (together with Northern Lights Distributors, LLC, each a “Distributor”) is the principal underwriter for the Acquiring Funds pursuant to a written agreement on behalf of the Acquiring Funds (the “Distribution Agreement”). Ultimus Fund Distributors, LLC is an affiliate of, and shares common management with, Northern Lights Distributors, LLC, and is in effect the same service provider. Ultimus Fund Distributors, LLC will provide the same services to the Acquiring Funds that are currently being provided to the Target Portfolios. The Distribution Agreement will have an initial term of two years, as required by the 1940 Act.

Class Structure. The Target Portfolios and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the Target Portfolios and the corresponding share classes of the Acquiring Funds that Target Portfolio shareholders will receive in connection with the Reorganizations are listed in Exhibit A. Each Target Portfolio and its corresponding Acquiring Fund have similar policies regarding the eligibility requirements, distribution and service fees and sales charges of the Target Portfolios and Acquiring Funds which are further described in the following sub-sections.

Eligibility and Minimum Investment Requirements for the Portfolios. Class A and Class C shares of the Portfolios are generally available for purchase by retail investors through authorized dealers. For Class A and Class C shares of the Portfolios, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolios, the minimum initial investment in the Portfolio is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000 then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchases of less than $1 million). In addition, the minimum initial investment for Class I shares of the Portfolios may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to Class A, Class I, and Class C, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of James Alpha, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Portfolio. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations and individual retirement accounts.

Target Portfolio shareholders who hold Class S shares will receive Class R6 shares of the corresponding Acquiring Fund. Shareholders of the James Alpha Macro Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio and James Alpha Total Hedge Portfolio who hold Class A or Class C shares will receive Class I shares of the corresponding Acquiring Fund. Shareholders who hold Class A or Class C shares of a Target Portfolio and receive Class I shares of the corresponding Acquiring Fund as a result of the Reorganization will be permitted to make additional purchases of Class I shares of the Acquiring Fund following the Reorganization.

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Class R6 shares of the Acquiring Funds are available only to the following qualified investors:

•	Employer-sponsored retirement and benefit plans where shares are held at a plan level or at the Fund level through an omnibus account of a retirement plan recordkeeper. Employer-sponsored retirement and benefit plans include (i) employer sponsored pension or profit sharing plans that qualify under section401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements;(iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
•	Section 529 college savings plans where shares are held through the plan level or omnibus accounts held on the books of a Fund.
•	Other funds advised by James Alpha (to the extent permitted by a fund’s investment strategies).
•	Mutual funds, ETFs and other registered investment companies not affiliated with James Alpha.
•	Investors through a fee-based advisory program of a financial intermediary that has entered into a written agreement with the Distributor to offer such shares through an omnibus account held at the Fund
•	Certain discretionary accounts where investments in a Fund are made and directed on their behalf by investment representatives at James Alpha pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between James Alpha and the investor, including programs in which James Alpha is a portfolio strategist. Investors can combine purchases of Class R6 shares with Class R6 of other series of the Trust to meet the applicable investment minimum.
•	Institutional investors, subject to an initial minimum investment of $5 million. Institutional investors include, but are not limited to, corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, governmental entities, municipalities, and hospitals investing for their own account. These accounts may not be held for the benefit of multiple underlying, unrelated investors. For these investors, accounts cannot be aggregated at the investor level to meet the initial minimum.
•	Other investors, subject to an initial minimum investment of $5 million. These accounts may not be held for the benefit of multiple underlying, unrelated investors. For these investors, accounts cannot be aggregated at the investor level to meet the initial minimum.

Except as otherwise provided above, Class R6 shares are not available to retail nonretirement accounts. Class R6 shares are offered to eligible investors provided that the Fund or its affiliates are not required to make or pay any type of administrative, sub-accounting, networking or revenue sharing payments or similar fees paid to intermediaries.

The minimum subsequent investment in the Trust is $100, except for employee benefit plans, mutual fund platform programs, supermarket programs, associations and individual retirement accounts, which have no minimum subsequent investment requirements. There is no minimum subsequent investment for a Portfolio. Investment minimums may be waived by James Alpha.

Additional information about the eligibility requirements to purchase the Target Portfolios’ share classes and the respective Acquiring Funds’ share classes is available in their respective prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the Target Portfolios’ prospectuses. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Plans and Service Plans of the Portfolios. Each of the Target Portfolios and Acquiring Funds has adopted a substantially similar Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each, a “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Target Portfolio or Acquiring Fund, as applicable. Each Plan provides that each Target Portfolio or Acquiring Fund, as applicable, will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such

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term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the James Alpha, SCM (for the Target Portfolios’ Plan only) or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Target Portfolio or Acquiring Fund, as applicable, as an expense in the year it is accrued. Because the fee is paid out of the assets of the Target Portfolio or Acquiring Fund, as applicable, on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under a Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the shares of Target Portfolio or Acquiring Fund, as applicable, to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Class I and Class S shares of the Target Portfolios and Class I and Class R6 shares of the Acquiring Funds are not subject to a service plan or distribution and service plan.

Initial Sales Charge, Reductions and Waivers of the Target Portfolios and the Acquiring Funds

Initial Sales Charges. You can buy Class A shares of the Target Portfolios and the Acquiring Funds at the offering price, which is the net asset value (“NAV”) plus, in most cases, an initial sales charge. Although Class A shares may be purchased without an initial sales charge for purchases of a certain amount, as disclosed below, the investment may be subject to a contingent deferred sales charge (“CDSC”), as disclosed below, on certain redemptions made within 18-months of purchase.

The following table shows the initial sales charge schedules of the Target Portfolios and the Acquiring Funds. You will not pay an initial sales charge and you will not be charged a CDSC for Class A shares (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganizations. However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganizations, unless you are eligible for a reduction or waiver of the initial sales charge.

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None[4]	None[4]	None[4]
1.	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2.	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3.	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.
4.	The Adviser may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $3 million, the Adviser will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

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Reductions or Waivers of Initial Sales Charges. The Target Portfolios and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Target Portfolios and the Acquiring Funds. The prospectuses of the Target Portfolios that you own include information on purchasing Class A shares of your Target Portfolios with a reduced initial sales charge or without an initial sales charge. The respective enclosed Acquiring Funds’ prospectuses include information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Target Portfolios which you own. Please also see the Acquiring Funds’ SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquiring Funds’ SAIs.

Contingent Deferred Sales Charges (CDSCs), Reductions and Waivers.

Class C Shares. There are no material differences between Class C shares of the Target Portfolios and Class C shares of the Acquiring Funds. Class C shares are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the fund and/or shareholder services which amount is accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

Brokers that have entered into selling agreements with the funds’ distributor may receive a commission of up to 1.00% of the purchase price of Class C at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

If you own Class C shares of a Target Portfolio, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C Target Portfolio shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers for Class C Shares. Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the fund’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Target Portfolios or the Acquiring Funds.

A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current NAV of shares purchased more than one year prior to the redemption; and (iii) the current NAV of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

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In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) of the Code (“403(b) Custodial Account”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see “Redemption of Shares—Systematic Withdrawal Plan”).

Class C shares of the Target Portfolios and the Acquiring Funds acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Class I, Class S, and Class R6 Shares. Class I and Class S shares of the Target Portfolios are not subject to a CDSC. Class I and Class R6 shares of the Acquiring Funds are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. The purchase procedures employed by the Target Portfolios and Acquiring Funds are similar. Purchase of shares of the Target Portfolios or the Acquiring Funds must be made through a financial intermediary having a sales agreement with the fund’s Distributor, or through a broker or intermediary designated by that financial intermediary, or directly through the Transfer Agent. Shares of the Target Portfolios and the Acquiring Funds are available to participants in consulting programs and to other investors and to investment advisory services. The purchase price of each share of the Target Portfolios and the Acquiring Funds is the offering price which is the net asset value calculated after the distributor receives the order, plus any initial sales charge that applies. Shareholders of the Target Portfolios and Acquiring Funds may make additional purchases by mail, wire, telephone, or internet. Both the Target Portfolios and Acquiring Funds reserve the right to reject or cancel a purchase order for any reason.

Additional information regarding the purchase procedures of the Target Portfolios and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Redemption Procedures. The redemption procedures employed by the Target Portfolios and the Acquiring Funds are substantially similar. Shareholders of the Target Portfolios and the Acquiring Funds may redeem shares by writing a letter, by wire, by telephone, or through a financial intermediary. The Target Portfolios and Acquiring Funds typically make payment for shares redeemed in proper form within seven days. The Target Portfolios and Acquiring Funds can make redemptions by check or by wire transfer. Both the Target Portfolios and Acquiring Funds also reserve the right to redeem shares in-kind. The Target Portfolios and the Acquiring Funds typically use holdings of cash or cash equivalents, or sell portfolio securities to meet redemption requests.

Both the Target Portfolios and Acquiring Funds reserve the right to redeem shares for an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the fund’s NAV, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of fund holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

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Redemption Fees. The Target Portfolios and the Acquiring Funds do not charge redemption fees, however they both charge CDSCs for certain share classes under certain circumstances. Large purchases of Class A shares of both the Target Portfolios and the Acquiring Funds, with few exceptions, may be subject to a 1.00% CDSC if they are redeemed within a 12-month holding period measured from the date of purchase. Class C shares of both the Target Portfolios and Acquiring Funds are subject to a 1.00% CDSC if they are redeemed within a 12-month holding period measured from the date of purchase.

Additional information relating to redemption fees of the Target Portfolios and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of a Target Portfolio’s prospectus.

Comparison of Exchange Privileges

Shares of a Target Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Saratoga Trust of the same Class at their respective NAVs. Similarly, shares of an Acquiring Fund may be exchanged without payment of any exchange fee for shares of another Fund of the JAF Trust of the same Class at their respective NAVs.

For both the Target Portfolios and the Acquiring Funds, there are special considerations when you exchange fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from a fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which fund shares being acquired may be legally sold.

For the Target Portfolios and the Acquiring Funds, any exchange request may be rejected and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

For both the Target Portfolios and the Acquiring Funds, with regard to redemptions and exchanges made by telephone, the applicable Distributor and Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If their lines are busy or a shareholder is otherwise unable to reach them by phone, the shareholder may wish to ask their investment representative for assistance or send the Distributor or Transfer Agent written instructions, as described elsewhere in this Joint Proxy Statement/Prospectus. For a shareholder’s protection, the Distributor or Transfer Agent may delay a transaction or not implement one they we are not reasonably satisfied that the instructions are genuine. If this occurs, the Distributor and Transfer Agent will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Target Portfolio and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each Target Portfolio and its corresponding Acquiring Fund may declare and pay dividends from net investment income, if any, with the same frequency (monthly, quarterly, semi-annually or annually, as applicable) and capital gains distributions, if any, at least annually. The Target Portfolios and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. Shareholders of the Target Portfolios and Acquiring Funds may elect to automatically reinvest all distributions or receive distributions in the form of cash or check. The amount of dividends and distributions will vary, and there is no guarantee that the Target Portfolios or the Acquiring Funds will pay either a dividend from net investment income

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or a capital gains distribution. Additional information regarding the dividend and distribution policies of the Target Portfolios and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.

Fiscal Years. Each Acquiring Fund has the same fiscal year as its corresponding Target Portfolio. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of year as the Target Portfolios delivered this information. Fiscal year ends may change after closing in compliance with applicable laws.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Target Portfolio is a series of a Delaware statutory trust. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Portfolios and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

The following is a discussion of certain important provisions of the governing instruments and governing laws of each Target Portfolio and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each fund’s governance structure is contained in the fund’s SAI and its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both a Target Portfolio and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a Target Portfolio and the corresponding Acquiring Fund represents an equal interest in such Portfolio. Shares of each Portfolio are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Portfolio as are declared by its Board, although such distributions may vary in amount among the classes of a Portfolio to reflect class-specific expenses. Such distributions may be in cash, in-kind or in additional Portfolio shares. In any liquidation of a Target Portfolio or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Portfolio, after satisfaction of all outstanding liabilities and expenses of the Portfolio.

Organization and Governing Law. The Target Portfolios are organized as series of a Delaware statutory trust (“DSTs”) pursuant to the Delaware Statutory Trust Act (“DSTA”). The Acquiring Funds are also series of a trust organized as a DST. Each Target Portfolio and Acquiring Trust organized as a series of a DST is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

Each Target Portfolio and Acquiring Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Target Portfolios nor the Acquiring Funds are required to hold annual shareholders’ meetings under the DSTA or their respective Declarations or By-Laws unless required by applicable federal law .The JAF Trust’s By-Laws provide that shareholders are not entitled to call special meetings, unless required by federal law and then upon the request of shareholders owning at least the percentage of the total combined votes of all shares issued and outstanding as required by federal law and provided that the shareholders requesting such meeting have paid to the JAF Trust the reasonably estimated cost of preparing and mailing the notice thereof. The SA Trust’s Declaration of Trust provides that special meetings may be called by shareholders holding at least 10% of the shares then outstanding if the Trustees of the SA Trust otherwise fail to call a shareholder meeting after written application by such shareholders requesting that a meeting be called for any purpose requiring action by shareholders as provided in the governing instruments.

Submission of Shareholder Proposals and Nominations. The SA Trust has no provisions in its governing instruments specific to the submission of shareholder proposals and nominations. The JAF Trust’s By-Laws require that certain conditions be met to present any shareholder proposals or nominations at a meeting of shareholders, including timely

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notice by a shareholder in accordance with the governing instruments. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Acquiring Trust determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Trust no later than the 90th day, nor earlier than the 120th day prior to such special meeting or, in certain circumstances, no later than the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum. The JAF Trust’s By-Laws provide that a quorum exists if shareholders of one-third of the outstanding shares entitled to vote are present at the meeting in person or by proxy. The SA Trust’s Declaration of Trust provides that 30% of the shares outstanding and entitled to vote constitutes a quorum at shareholder meetings.

Record Dates and Adjournments. The Trustees of each Trust may set a record date not more than 90 days prior to the date of any meeting of shareholders; however, the record date for the Acquiring Funds may also not be less than 10 days before the original date on which the meeting of shareholders is scheduled. A meeting of the Acquiring Funds may not be adjourned more than 120 days after the original record date without giving shareholders notice of the adjournment and the new record date. The SA Trust’s Declaration of Trust provides that no meeting may be adjourned for more than six months beyond the originally scheduled date.

Number of Votes. The Target Portfolios and the Acquiring Funds entitle each whole share to one vote as to any matter on which it is entitled to vote and each fractional share to a proportionate fractional vote. The JAF Trust’s By-Laws also provide that shareholders of the Acquiring Funds are not entitled to cumulative voting. The SA Trust’s governing instruments have no provisions regarding cumulative voting.

Right to Vote. The 1940 Act provides that shareholders of each Portfolio have the power to vote with respect to certain matters: specifically, for the election of Trustees (above a minimum threshold), the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Portfolio also have the right to vote on certain matters affecting the Portfolio or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Portfolio shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Portfolio do not have a right to vote, the Trustees of the Portfolio may nonetheless determine to submit the matter to shareholders for approval.

Election and Removal of Trustees. For the Acquiring Funds and the Target Portfolios, shareholders are not entitled to elect Trustees except as required by the 1940 Act, or as otherwise considered necessary or desirable by the Trustees. For the Acquiring Funds, such election requires a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). Under the SA Trust’s Declaration of Trust, such election requires a majority of shares voted. For the Acquiring Funds and the Target Portfolios, any Trustee may be removed with or without cause at any time: (i) by written instrument, signed by at least two-thirds of the number of Trustees in office immediately prior to such removal; or (ii) by vote of shareholders holding not less than two-thirds of the shares then outstanding.

Amendment of Governing Instruments. For the Target Portfolios, shareholders have the right to vote on any amendment to the Declaration of Trust that may adversely affect the rights of shareholders by the vote of a majority of the outstanding shares entitled to vote, and amendments to repeal the limitations on personal liability of shareholders or the prohibition of assessment upon shareholders requires the express consent of each shareholder involved. For the Acquiring Funds, shareholders have the right to vote on amendments to the Declaration of Trust that may reduce the indemnification provided to shareholders or former shareholders, which requires an affirmative vote of at least two-thirds of the outstanding shares entitled to vote. The By-Laws of each Trust may be amended without shareholder vote.

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Mergers, Reorganizations and Liquidations; Termination of Trust. The JAF Trust’s Declaration of Trust provides that in all respects not governed by statute or applicable law, the Trustees have the power to prescribe the procedures necessary to accomplish any merger, consolidation, liquidation or other reorganization of a Acquiring Fund, and the JAF Trust may be dissolved at any time by the Trustees (without shareholder approval). The SA Trust’s Declaration of Trust provides that any merger, consolidation, liquidation or other reorganization of a Target Portfolio requires the affirmative vote of the holders of a majority of the outstanding shares of the Target Portfolio, unless the Target Portfolio is the survivor of such merger, consolidation or reorganization. In addition, the terms of any sale, conveyance, merger or transfer of assets of a Target Portfolio must be approved at a meeting called for such purpose by the affirmative vote of the holders of a majority of the outstanding voting shares of that Target Portfolio. The SA Trust may be terminated by a majority of the Trustees, subject to a favorable vote by a majority of the outstanding voting shares of the SA Trust.

Liability of Shareholders. Consistent with the DSTA, the Declarations for SA Trust and the JAF Trust generally provide that shareholders will not be subject to personal liability for the obligations of the Portfolios. There is a remote possibility, however, that, under certain circumstances, shareholders of a Delaware statutory trust may be held personally liable for that trust’s obligations to the extent that the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declarations for the SA Trust and JAF Trust also provide for indemnification out of assets belonging to the Fund (or allocable to the applicable class, as defined in the applicable Trust Agreement) for all loss and expense of any shareholder held personally liable for the obligations of the Fund or such class. Therefore, the risk of any shareholder incurring financial loss beyond their investment due to shareholder liability is limited to circumstances in which the Fund or the applicable class of the Fund is unable to meet its obligations and the express limitation of shareholder liabilities is determined by a court of competent jurisdiction not to be effective.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Portfolios generally provide that no Trustee or officer of the Portfolios shall be subject to any personal liability in connection with the assets or affairs of the Portfolios, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (“Disqualifying Conduct”).

Indemnification. The Declarations of the JAF Trust and SA Trust provide that every Trustee, officer, employee or agent of the Trust (“Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by applicable laws. No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Derivative Suits. The JAF Trust’s Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to an Acquiring Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The JAF Trust’s Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the JAF Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The JAF Trust's process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the JAF Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process... The SA Trust’s governing documents do not contain provisions related to derivative actions.

Third-Party Beneficiaries. The JAF Trust’s Declaration of Trust makes clear that ownership of shares does not make the shareholders third-party beneficiaries of any contract entered into by the JAF Trust. This provision is intended to memorialize the intent that shareholders not be third-party beneficiaries of the investment management agreements or other contracts entered into by the Acquiring Funds, which is consistent with existing practices common in the mutual fund industry, and is intended to mitigate the risk of novel legal theories being used to initiate frivolous lawsuits.

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Jurisdiction and Waiver of Jury Trial. The JAF Trust’s Declaration of Trust requires that actions by shareholders against an Acquiring Fund be brought only in a certain federal court in New York, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware, as required by applicable law, or the Superior Court of the State of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. The SA Trust’s governing documents do not contain provisions related to jurisdiction or waiver of jury trial. The forum selection provisions in the JAF Trust’s Declaration of Trust can benefit the Acquiring Funds and their shareholders by reducing the cost and disruption of multi-forum litigation (i.e., litigation brought by shareholders simultaneously in different forums that challenge the same action) and limiting the ability of lawyers to engage in forum shopping. Such forum selection provisions also are intended to permit the Acquiring Funds and their shareholders to benefit from the special expertise and long history of Delaware courts in dealing with declarations of trust governing the affairs of entities organized as Delaware statutory trusts, such as the Acquiring Funds. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder's ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the JAF Trust’s Declaration of Trust.

Inspection of Records. The SA Trust’s Declaration of Trust requires the records of the SA Trust to be open to inspection by shareholders to the same extent as permitted to stockholders of a Delaware corporation under the General Corporation Law of the State of Delaware. The JAF Trust’s Declaration of Trust provides that except as required by the 1940 Act, shareholders have no right to inspect the records of the JAF Trust and, except as permitted by Regulation 14A under the Securities Exchange Act of 1934, as amended, no shareholder has the right to obtain a list of the JAF Trust’s shareholders. The JAF Trust’s Declaration of Trust also establishes procedures with respect to such inspection.

Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Target Portfolio approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Target Portfolio will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Agreement) of the Target Portfolio and delivery by the Acquiring Fund to the holders of record as of the closing time (as defined in the Agreement) or as soon as practicable thereafter of the issued and outstanding shares of the Target Portfolio of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Portfolio so transferred, all determined and adjusted as provided in the Agreement. Immediately following these steps, each Target Portfolio shareholder will hold shares of the corresponding Acquiring Fund and will no longer hold shares of the Target Portfolio. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Portfolio immediately prior to the Reorganization. Although the Agreement provides for certain assets and liabilities of a Target Portfolio to be excluded from the transfer to the Acquiring Fund, James Alpha does not currently expect any such exclusions. Following the consummation of the Reorganizations, the Target Portfolios will, as promptly as practicable, liquidate and dissolve as permitted by their governing instruments and applicable law.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Portfolio shares that shareholders hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Target Portfolios are described in Exhibit A.

Each Target Portfolio and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit D that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be

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inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of the Target Portfolio’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties. The valuation of a Target Portfolio’s assets shall be the value of such assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Portfolio and the valuation procedures established by the Saratoga Board. The valuation procedures for the JAF Trust are identical to the valuation procedures for the SA Trust.

The Closing of any particular Reorganization is not conditioned upon the Closing of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Target Portfolios have not approved their respective Reorganizations at the time of the closing of a different Target Portfolio. In addition, the parties may choose to delay the Closing of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Target Portfolios may be unable to be transferred to the corresponding Acquiring Fund due to applicable law or because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Target Portfolio’s assets to the Acquiring Fund. If this occurs, James Alpha may use commercially reasonable efforts to cause the Target Portfolio to dispose, prior to the Closing Date, of assets that the Acquiring Fund has advised James Alpha that the Acquiring Fund would not be permitted to hold. In the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs. Repositioning costs in connection with a Reorganization are expected to be immaterial.

For a description of the vote required to approve the Agreement, see the “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as is reasonably practicable after the Closing, a Target Portfolio will distribute to its shareholders of record the shares of the Acquiring Fund of the corresponding class received by the Target Portfolio, on a pro rata basis within that class, and the outstanding shares of the Target Portfolio will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the Target Portfolio will, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.

The obligations of each Acquiring Fund and Target Portfolio are subject to other conditions, including the following conditions:

•	the Acquiring Fund Registration Statement on Form N-14 under the Securities Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;
•	the Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Portfolio in accordance with the provisions of the Target Portfolio’s governing instruments, applicable state law and the 1940 Act;
•	the Acquiring Fund and Target Portfolio will each have received a legal opinion on or before the Closing Date that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Target Portfolio or its shareholders or the Acquiring Fund.

The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties; by either party if the Closing does not occur on or before August 31, 2021; unless such date is extended by mutual agreement of the parties; or by any party if one or more of the parties shall have materially breached its

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obligations under the Agreement. The Agreement may be amended, modified, or supplemented in a writing signed by the parties to the Agreement.

Federal Income Tax Consequences

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes. As a condition to consummation of the Reorganizations, Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Funds, will deliver an opinion (“Tax Opinion”) to the Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the Agreement, for federal income tax purposes:

Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(F) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

No Fund will recognize any gain or loss as a direct result of the Reorganization;

The Target Portfolios’ shareholders will not recognize any gain or loss on the exchange of their Target Portfolio shares for corresponding Acquiring Fund shares;

The aggregate tax basis in Acquiring Fund shares that a Target Portfolio shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Portfolio shares the shareholder holds immediately before the Reorganization. The holding period for Acquiring Fund shares that a Target Portfolio shareholder receives pursuant to the Reorganization will include the holding period for the Target Portfolio shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Closing; and

An Acquiring Fund’s tax basis in each asset the corresponding Target Portfolio transfers to it will be the same as the Target Portfolio’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Portfolio’s holding period therefore (except where an Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization.

The Reorganization will not result in the termination of a Target Portfolio’s taxable year and each Target Portfolio’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the corresponding Acquiring Fund without limitation.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Target Portfolio would recognize gain or loss on the transfer of its assets to the corresponding Acquiring

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Fund, and each shareholder of the applicable Target Portfolio that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Portfolio shares and the fair market value of the shares of the Acquiring Fund it received.

If a Reorganization were to end the tax year of a Target Portfolio (which is not the intended or expected plan as of the date of this Joint Proxy Statement/Prospectus), it would accelerate distributions to shareholders from the Target Portfolio for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, such a Target Portfolio will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Target Portfolio upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Target Portfolio to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Target Portfolio will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Target Portfolio as a result of the Reorganizations. Thus, a reorganization of a Target Portfolio into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Target Portfolio’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to a Target Portfolio, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Accounting Treatment

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding Target Portfolio will be the same as the book cost basis of such assets to the Target Portfolio. The Acquiring Funds will continue the accounting records of the Target Portfolios and, as a result, the accounting books and records of the Target Portfolios will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

The Saratoga Board, and/or the Independent Trustees meeting separately, discussed and ultimately approved the Reorganizations. The Trustees requested and obtained detailed information from James Alpha, in writing and orally, and were advised by independent counsel.

At its meetings, the Saratoga Board considered information provided by James Alpha regarding the benefits provided to shareholders of the Target Portfolios, including immediate cost savings, greater opportunities for future growth that could lead to future cost savings, and enhancements to the James Alpha brand that may strengthen the Target Portfolios’ and James Alpha’s competitive position. The Saratoga Board considered James Alpha’s long-standing commitment to the Target Portfolios, including as shown through the growth of the Target Portfolios’ assets under management. The Saratoga Board also considered James Alpha’s investment in its own nationwide distribution team, compliance and operational infrastructure, personnel, ownership structure, asset management practices and capabilities, and operations related to and supportive of their asset management business.

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The Saratoga Board considered information provided by James Alpha that documented the lower expenses that the Target Portfolios may be expected to experience as a result of the Reorganization, on a fund-by-fund level and in the aggregate. The Saratoga Board also considered representations from James Alpha that the nature, quality, and extent of services currently provided to the Target Portfolios will not decrease as a result of the Reorganizations, despite reductions in costs. The Saratoga Board also considered the contractual commitment by James Alpha to lower the expense caps for a two-year period so, together with the lower gross expenses that the Target

Portfolios are expected to experience as a result of the Reorganization. all Target Portfolios will experience a reduction in net total annual operating expenses (with the exception of one share class for James Alpha Managed Risk Domestic Equity Portfolio).

The Saratoga Board considered how the Reorganizations may benefit the Target Portfolios through enhancing the ability of James Alpha to distribute and grow the Target Portfolios. Based on representations from James Alpha, the Saratoga Board considered how separating the James Alpha brand from the Saratoga brand and aligning the name of the trust with the names of the funds may reduce market confusion about the structure of the funds. The Saratoga Board considered James Alpha’s expectation of significant improvements in the effectiveness of its distribution team following the Reorganizations, including relating to gaining access to new platforms and extending products it has on existing platforms, thereby improving the prospects that the Target Portfolios may grow over time and potentially experience lower expenses in the future. The Saratoga Board considered James Alpha’s capabilities with respect to providing the services previously provided by SCM.

The parties discussed the challenges of the Reorganizations, with particular emphasis on ensuring portfolio management operations properly migrate to the new standalone JAF Trust, to ensure uninterrupted services for shareholders. The Saratoga Board considered as a positive the fact that each Acquiring Fund would have the same investment personnel, investment objective and substantially similar principal investment strategies and risks as the corresponding Target Portfolio.

The Saratoga Board discussed with James Alpha the Reorganization and its foreseeable short- and long-term effects on the Target Portfolios and shareholders.

In connection with the Saratoga Board’s review of the Reorganizations, James Alpha advised the Saratoga Board about a variety of matters, including, but not limited to:

(1) the experience of James Alpha serving as adviser to each Target Portfolio as well as its reputation, financial strength and resources;

(2) the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Target Portfolios and shareholders as a result of the Reorganizations;

(3) the unchanged investment objectives, and substantially similar principal investment strategies and risks of each Target Portfolio after the Reorganizations and expectations that the same portfolio managers currently managing each Target Portfolio will continue managing the corresponding Acquiring Fund after the Reorganization;

(4) the lack of material differences between the terms of the Acquiring Funds’ advisory agreements and sub-advisory agreements and the terms of the current advisory agreements and sub-advisory agreements for the Target Portfolios;

(5) the representation by James Alpha that the supervision services to be provided by James Alpha under the Supervision Agreement with the Acquiring Funds will be the same services as SCM was providing to the Target Portfolios and will contain the same terms as under the Supervision Agreement between SCM and the Target Portfolios with the exception that James Alpha will provide such services at no cost to the Acquiring Funds;

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(6) the fact that the advisory fee of each Target Portfolio and its corresponding Acquiring Fund are the same;

(7) James Alpha’s belief that separating the James Alpha brand from the Saratoga brand and aligning the name of the trust with the names of the James Alpha funds will reduce market confusion about the structure of the James Alpha funds and thereby improve the effectiveness of James Alpha’s distribution team following the Reorganizations, which could lead to increased assets and decreased operating expenses for shareholders of the James Alpha funds over time;

(8) each Acquiring Fund’s total annual operating expenses, both before and after fee waivers, and James Alpha’s representation that they will be less than or the same as the corresponding Target Portfolio’s total annual operating expenses, both before and after fee waivers;

(9) James Alpha will provide a two-year contractual guaranty that will limit the total expense ratio of each Acquiring Fund to be lower than or equal to the corresponding Target Portfolio’s total expense ratio prior to the Reorganization;

(10) James Alpha or its affiliates will pay all costs and expenses of the Reorganizations and the organizational and offering costs incurred by the Acquiring Funds in connection with their creation and issuance of new shares will be subject to the limits on each Acquiring Fund’s total annual fund operating expenses, as described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus;

(11) James Alpha’s representation that James Alpha has no current intention to liquidate any of the Target Portfolios and James Alpha intends to attempt to grow each Portfolio, unless circumstances change materially with respect to a particular Portfolio; and

(12) each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.

In its deliberations, the Saratoga Board considered all information it received, as well as advice and analysis from its independent counsel. The Saratoga Board considered the Reorganization and the impact of the Reorganization on each Target Portfolio and its respective shareholders.

The Saratoga Board unanimously concluded, based on all of the information presented, that the Reorganizations would be in the best interest of each Target Portfolio and its shareholders and that shareholders would not be diluted as a result thereof and determined to call a meeting of shareholders of each Target Portfolio to consider the approval of the Reorganization of that Target Portfolio and to recommend that Target Portfolio shareholders approve each Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND TARGET PORTFOLIOS

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund’s prospectus, which has been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Management of the Fund” for more information about the management of the Acquiring Fund; (ii) see “Dividends and Distributions” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Pricing of Fund Shares” and “Tax Consequences” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each Target Portfolio concerning the following topics, please refer to the following sections of the Target Portfolios’ prospectuses, which have been made a part of this Joint Proxy

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Statement/Prospectus by reference: (i) see “Performance” for more information about the performance of the Target Portfolio; (ii) see “Management of the Portfolios” for more information about the management of the Target Portfolio; (iii) see “Shareholder Information” for more information about the pricing of shares of the Target Portfolio; (iv) see “Tax Consequences” and “Dividends and Distributions” for more information about tax consequences to shareholders of various transactions in shares of the Target Portfolio and for more information about the Target Portfolio’s policy with respect to dividends and distributions; and (v) see “Financial Highlights” for more information about the Target Portfolio’s financial performance. See also Exhibit E - Financial Highlights.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Saratoga Board is soliciting your proxy to vote at the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Portfolio shareholders may vote by appearing at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about January 27, 2021 to all shareholders entitled to vote at the Meeting. Shareholders of record of the Target Portfolios as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Portfolios on January 20, 2021 can be found at Exhibit F. Each shareholder is entitled to one vote for each whole share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Portfolios in writing to the address of the Target Portfolios set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Target Portfolio. For each Target Portfolio, a quorum will exist if shareholders representing 30% or more of the shares of a Target Portfolio entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by applicable law).

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.

It is the Target Portfolios’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there will not be any “broker non-votes” at the Meeting.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. In the absence of a quorum, or in the event that a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, the chairperson of the Meeting may propose one or more adjournments to permit further solicitation of proxies. No shareholder vote is required for adjournment.

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It is not anticipated that any matters other than the approval of the Reorganizations will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the persons named as proxies will vote those proxies that they are entitled to vote in accordance with their best judgment.

Vote Necessary to Approve the Agreement

The Saratoga Board has unanimously approved each Reorganization, subject to shareholder approval. For each Target Portfolio, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the applicable Target Portfolio.

Proxy Solicitation

The Target Portfolios have engaged the services of Di Costa Partners LLC, 509 Madison Avenue, Suite 1206, New York, New York 10022 (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting. Proxies are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Target Portfolios or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

Solicitor’s costs are expected to be approximately $100,000. The cost of the Meeting, including the costs of retaining the Solicitor, preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by James Alpha and/or their affiliates. The Target Portfolios and their shareholders will not bear any costs or expenses, directly or indirectly, related to the solicitation of proxies, regardless of whether a Reorganization is consummated.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Portfolio. The following tables are as of December 1, 2020 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Target Portfolio share purchase, redemption, and market activity.

Each Target Portfolio shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding Target Portfolio.

38

CAPITALIZATION TABLES

	James Alpha Macro Portfolio (Target Portfolio)	James Alpha Macro Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Macro Fund
Net Assets:
Class A(3)	$140,449.46	$ -	$ -	N/A
Class C(3)	266,658.72	-	-	N/A
Class I(3)	6,166,244.60	-	-	6,573,352.78
Class S(4)	2,718,550.33	-	-	N/A
Class R6(4)	N/A	-	-	2,718,550.33

Net Value Per Share:
Class A(3)	$9.02	$ -	$ -	N/A
Class C(3)	8.54	-	-	N/A
Class I(3)	9.07	-	-	9.07
Class S(4)	9.15	-	-	N/A
Class R6(4)	N/A	-	-	9.15

Shares Outstanding:
Class A(3)	15,578.548	-	-	N/A
Class C(3)	31,217.373	-	-	N/A
Class I(3)	679,862.328	-	-	724,735.698
Class S(4)	297,159.161	-	-	N/A
Class R6(4)	N/A	-	-	297,159.161

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class A and Class C shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
39

James Alpha Global Real Estate Investments Portfolio (Target Portfolio)	James Alpha Global Real Estate Investments Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Global Real Estate Investments Fund
Net Assets:
Class A	$92,801,003	$ -	$ -	$92,801,003
Class C	69,101,486	-	-	69,101,486
Class I	563,788,684	-	-	563,788,684
Class S(3)	33,184,609	-	-	N/A
Class R6(3)	N/A	-	-	33,184,609

Net Value Per Share:
Class A	$16.84	$ -	$ -	$16.84
Class C	16.97	-	-	16.97
Class I	17.55	-	-	17.55
Class S(3)	17.73	-	-	N/A
Class R6(3)	N/A	-	-	17.73

Shares Outstanding:
Class A	5,511,537	-	-	5,511,537
Class C	4,071,112	-	-	4,071,112
Class I	32,127,857	-	-	32,127,857
Class S(3)	1,871,280	-	-	N/A
Class R6(3)	N/A	-	-	1,871,280

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
40

James Alpha Multi Strategy Alternative Income Portfolio (Target Portfolio)	James Alpha Multi Strategy Alternative Income Fund (Acquiring Fund)(1)		Pro Forma Adjustments(2)	Pro Forma James Alpha Multi Strategy Alternative Income Fund
Net Assets:
Class A	$3,867.37	$ -	$ -	$3,867.37
Class C	69,739.60	-	-	69,739.60
Class I	13,148,923.81	-	-	13,148,923.81
Class S(3)	528,052.15	-	-	N/A
Class R6(3)	N/A	-	-	528,052.15

Net Value Per Share:
Class A	$9.75	$ -	$ -	$9.75
Class C	9.55	-	-	9.55
Class I	9.76	-	-	9.76
Class S(3)	9.91	-	-	N/A
Class R6(3)	N/A	-	-	9.91

Shares Outstanding:
Class A	396.498	-	-	396.498
Class C	7,305.608	-	-	7,305.608
Class I	1,346,777.597	-	-	1,346,777.597
Class S(3)	53,277.235	-	-	N/A
Class R6(3)	N/A	-	-	53,277.235

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
41

	James Alpha Managed Risk Domestic Equity Portfolio (Target Portfolio)	James Alpha Managed Risk Domestic Equity Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Managed Risk Domestic Equity Fund
Net Assets:
Class A	$1,787,182	$ -	$ -	$1,787,182
Class C	1,468,652	-	-	1,468,652
Class I	39,676,879	-	-	39,676,879
Class S(3)	7,645,846	-	-	N/A
Class R6(3)	N/A	-	-	7,645,846

Net Value Per Share:
Class A	$11.03	$ -	$ -	$11.03
Class C	10.74	-	-	10.74
Class I	11.17	-	-	11.17
Class S(3)	11.36	-	-	N/A
Class R6(3)	N/A	-	-	11.36

Shares Outstanding:
Class A	162,053	-	-	162,053
Class C	136,714	-	-	136,714
Class I	3,553,019	-	-	3,553,019
Class S(3)	673,179	-	-	N/A
Class R6(3)	N/A	-	-	673,179

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
42

	James Alpha Managed Risk Emerging Markets Equity Portfolio (Target Portfolio)	James Alpha Managed Risk Emerging Markets Equity Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Managed Risk Emerging Markets Equity Fund
Net Assets:
Class A	$71,194	$ -	$ -	$71,194
Class C	19,055	-	-	19,055
Class I	2,416,194	-	-	2,416,194
Class S(3)	1,187,825	-	-	N/A
Class R6(3)	N/A	-	-	1,187,825

Net Value Per Share:
Class A	$8.50	$ -	$ -	$8.50
Class C	8.23	-	-	8.23
Class I	8.62	-	-	8.62
Class S(3)	8.72	-	-	N/A
Class R6(3)	N/A	-	-	8.72

Shares Outstanding:
Class A	8,378	-	-	8,378
Class C	2,316	-	-	2,316
Class I	280,240	-	-	280,240
Class S(3)	136,252	-	-	N/A
Class R6(3)	N/A	-	-	136,252

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
43

	James Alpha Hedged High Income Portfolio (Target Portfolio)	James Alpha Hedged High Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Hedged High Income Fund
Net Assets:
Class A	$1,613,470	$ -	$ -	$1,613,470
Class C	467,473	-	-	467,473
Class I	12,765,856	-	-	12,765,856
Class S(3)	13,946,069	-	-	N/A
Class R6(3)	N/A	-	-	13,946,069

Net Value Per Share:
Class A	$8.92	$ -	$ -	$8.92
Class C	8.96	-	-	8.96
Class I	9.00	-	-	9.00
Class S(3)	9.16	-	-	N/A
Class R6(3)	N/A	-	-	9.16

Shares Outstanding:
Class A	180,958	-	-	180,958
Class C	52,170	-	-	52,170
Class I	1,418,903	-	-	1,418,903
Class S(3)	1,522,110	-	-	N/A
Class R6(3)	N/A	-	-	1,522,110

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
44

	James Alpha Total Hedge Portfolio (Target Portfolio)	James Alpha Total Hedge Portfolio (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Total Hedge Portfolio
Net Assets:
Class A(3)	$51,561	$ -	$ -	N/A
Class C(3)	45,153	-	-	N/A
Class I(3)	5,278,609	-	-	$5,375,323
Class S(4)	5,328,705	-	-	N/A
Class R6(4)	N/A	-	-	5,328,705

Net Value Per Share:
Class A(3)	$11.08	$ -	$ -	N/A
Class C(3)	10.99	-	-	N/A
Class I(3)	11.12	-	-	$11.12
Class S(4)	11.19	-	-	N/A
Class R6(4)	N/A	-	-	11.19

Shares Outstanding:
Class A(3)	4,653	-	-	N/A
Class C(3)	4,107	-	-	N/A
Class I(3)	474,752	-	-	483,392
Class S(4)	476,190	-	-	N/A
Class R6(4)	N/A	-	-	476,190

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class A and Class C shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
45

	James Alpha EHS Portfolio (Target Portfolio)	James Alpha EHS Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha EHS Fund
Net Assets:
Class A(3)	$13	$ -	$ -	N/A
Class C(3)	6,722	-	-	N/A
Class I(3)	262,800	-	-	$269,535
Class S(4)	4,046,106	-	-	N/A
Class R6(4)	N/A	-	-	4,046,106

Net Value Per Share:
Class A(3)	$12.04	$ -	$ -	N/A
Class C(3)	11.94	-	-	N/A
Class I(3)	12.04	-	-	$12.04
Class S(4)	12.12	-	-	N/A
Class R6(4)	N/A	-	-	12.12

Shares Outstanding:
Class A(3)	1	-	-	N/A
Class C(3)	563	-	-	N/A
Class I(3)	21,824	-	-	22,387
Class S(4)	333,971	-	-	N/A
Class R6(4)	N/A	-	-	333,971

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class A and Class C shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
46

	James Alpha Event Driven Portfolio (Target Portfolio)	James Alpha Event Driven Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Event Driven Fund
Net Assets:
Class A(3)	$4,808	$ -	$ -	N/A
Class C(3)	11	-	-	N/A
Class I(3)	224,477	-	-	$229,296
Class S(4)	4,756,157	-	-	N/A
Class R6(4)	N/A	-	-	4,756,157

Net Value Per Share:
Class A(3)	$9.90	$ -	$ -	N/A
Class C(3)	9.91	-	-	N/A
Class I(3)	9.91	-	-	$9.91
Class S(4)	9.99	-	-	N/A
Class R64)	N/A	-	-	9.99

Shares Outstanding:
Class A(3)	485	-	-	N/A
Class C(3)	1	-	-	N/A
Class I(3)	22,655	-	-	23,138
Class S(4)	476,267	-	-	N/A
Class R6(4)	N/A	-	-	476,267

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class A and Class C shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
47

	James Alpha Family Office Portfolio (Target Portfolio)	James Alpha Family Office Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Family Office Fund
Net Assets:
Class A(3)	$270,114	$ -	$ -	N/A
Class C(3)	108,700	-	-	N/A
Class I(3)	397,800	-	-	$776,614
Class S(4)	5,276,762	-	-	N/A
Class R6(4)	N/A	-	-	5,276,762

Net Value Per Share:
Class A(3)	$11.64	$ -	$ -	N/A
Class C(3)	11.56	-	-	N/A
Class I(3)	11.69	-	-	$11.69
Class S(4)	11.86	-	-	N/A
Class R6(4)	N/A	-	-	11.86

Shares Outstanding:
Class A(3)	23,199	-	-	N/A
Class C(3)	9,405	-	-	N/A
Class I(3)	34,026	-	-	66,434
Class S(4)	445,071	-	-	N/A
Class R6(4)	N/A	-	-	445,071

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class A and Class C shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
48

	James Alpha Relative Value Portfolio (Target Portfolio)	James Alpha Relative Value Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Relative Value Fund
Net Assets:
Class A(3)	$4,682	$ -	$ -	N/A
Class C(3)	11.69	-	-	N/A
Class I(3)	334,124	-	-	$338,818
Class S(4)	7,020,679	-	-	N/A
Class R6(4)	N/A	-	-	7,020,679

Net Value Per Share:
Class A(3)	$10.06	$ -	$ -	N/A
Class C(3)	10.06	-	-	N/A
Class I(3)	10.06	-	-	$10.06
Class S(4)	10.15	-	-	N/A
Class R6(4)	N/A	-	-	10.15

Shares Outstanding:
Class A(3)	465	-	-	N/A
Class C(3)	1	-	-	N/A
Class I(3)	33,207	-	-	33,680
Class S(4)	691,407	-	-	N/A
Class R6(4)	N/A	-	-	691,407

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class A and Class C shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
49

James Alpha Structured Credit Value Portfolio (Target Portfolio)	James Alpha Structured Credit Value Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma James Alpha Structured Credit Value Fund
Net Assets:
Class A	$12,465,685	$ -	$ -	$12,465,685
Class C	3,261,508	-	-	3,261,508
Class I	112,219,699	-	-	112,219,699
Class S(3)	62,366,075	-	-	N/A
Class R6(3)	N/A	-	-	62,366,075

Net Value Per Share:
Class A	$11.35	$ -	$ -	$11.35
Class C	11.10	-	-	11.10
Class I	11.10	-	-	11.10
Class S(3)	11.20	-	-	N/A
Class R6(3)	N/A	-	-	11.20

Shares Outstanding:
Class A	1,098,708	-	-	1,098,708
Class C	293,777	-	-	293,777
Class I	10,107,771	-	-	10,107,771
Class S(3)	5,568,698	-	-	N/A
Class R6(3)	N/A	-	-	5,568,698

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Portfolio in connection with the Reorganization. James Alpha or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Portfolio Class S shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.
50

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of the Record Date, to the knowledge of each Target Portfolio, owned 5% or more of the outstanding shares of a class of such Target Portfolio can be found at Exhibit G.

Each Acquiring Fund is a newly-formed shell fund created to acquire the assets and assume the liabilities of the corresponding Target Portfolio and, as of the date of this Joint Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Target Portfolios by the Trustees and executive officers of the Target Portfolios can be found at Exhibit G.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Target Portfolio shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Portfolios, however, have the right to redeem their shares at net asset value subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Portfolio shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

The Target Portfolios are not required to, and do not, hold annual shareholder meetings. Nonetheless, the Saratoga Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Target Portfolio’s governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Portfolio hereafter called should send the proposal to the Target Portfolio at the Target Portfolio’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for a Target Portfolio, shareholders of such Target Portfolio will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law – Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Target Portfolios only, annual and semiannual reports filed by such Target Portfolios, as such documents have been filed with the SEC pursuant to the requirements of the Securities Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Target Portfolio’s registration statement, which contains the Target Portfolio’s prospectuses and related SAIs, is set forth on Exhibit A. Such Target Portfolio prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund’s prospectus and related SAI, is set forth on Exhibit A.

51

Each Acquiring Fund and each Target Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) can be reviewed and copied at the SEC’s Public Reference Section. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

52

EXHIBIT A

TARGET PORTFOLIOS AND CORRESPONDING ACQUIRING FUND

TARGET PORTFOLIO (File No. 033-79708)	CORRESPONDING ACQUIRING FUND (File No. 333-249652)

James Alpha Global Real Estate Investments Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Global Real Estate Investments Fund Class A Class I Class C Class R6

James Alpha Managed Risk Domestic Equity Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Managed Risk Domestic Equity Fund Class A Class I Class C Class R6

James Alpha Structured Credit Value Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Structured Credit Value Fund Class A Class I Class C Class R6

James Alpha Hedged High Income Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Hedged High Income Fund Class A Class I Class C Class R6

James Alpha Multi-Strategy Alternative Income Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Multi-Strategy Alternative Income Fund Class A Class I Class C Class R6

James Alpha Macro Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Macro Fund Class I Class I Class I Class R6
53

James Alpha Total Hedge Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Total Hedge Portfolio Class I Class I Class I Class R6

James Alpha EHS Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha EHS Fund Class I Class I Class I Class R6

James Alpha Event Driven Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Event Driven Fund Class I Class I Class I Class R6

James Alpha Family Office Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Family Office Fund Class I Class I Class I Class R6

James Alpha Relative Value Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Relative Value Fund Class I Class I Class I Class R6

James Alpha Managed Risk Emerging Markets Equity Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Managed Risk Emerging Markets Equity Fund Class A Class I Class C Class R6

54

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT PROXY STATEMENT/PROSPECTUS

1.	Prospectuses dated March 30, 2020 for The Saratoga Advantage Trust with respect to Class A, Class C, and Class I shares of the James Alpha Family Office Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Relative Value Portfolio, and James Alpha Structured Credit Value Portfolio, and Class S shares of the James Alpha Family Office Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Relative Value Portfolio, James Alpha Total Hedge Portfolio, and James Alpha Structured Credit Value Portfolio (filed via EDGAR on March 27, 2020, Accession No. 0001580642-20-001404)
2.	Prospectus dated March 30, 2020 for The Saratoga Advantage Trust with respect to Class A, Class C, and Class I shares of the James Alpha Total Hedge Portfolio (filed via EDGAR on April 9, 2020), Accession No. 0001580642-20-001556)
3.	Prospectuses dated December 28, 2020 for The Saratoga Advantage Trust with respect to Class A, Class C, Class I, and Class S shares of the James Alpha Macro Portfolio, James Alpha Global Real Estate Investments Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, James Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, and James Alpha Hedged High Income Portfolio (filed via EDGAR on December 29, 2020, Accession No. 0001580642-20-004625)
4.	Supplement dated September 15, 2020 to the Prospectuses for The Saratoga Advantage Trust with respect to each Target Portfolio (filed via EDGAR on September 15, 2020, Accession No. 0001580642-20-003455)
5.	Prospectuses dated January 22, 2021 for James Alpha Funds Trust with respect to each Acquiring Fund (filed via EDGAR on January 22, 2021, Accession No. 0001580642-21-000227).

55

EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Target Portfolio	Target Portfolio’s Fundamental Investment Restriction	Acquiring Fund’s Fundamental Investment Restriction-
Diversification
All James Alpha Portfolios4	The Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities, if, as a result, more than 5% of the value of the Portfolio’s total assets would be invested in the securities of any one issuer.	No changes.
	The Portfolio may not, with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.	No changes.
Industry Concentration
James Alpha Multi Strategy Alternative Income Portfolio	The Portfolio may not invest 25% or more of its total assets in securities of issuers in any one industry.

The Fund may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

4	The James Alpha Managed Risk Domestic Equity Portfolio and the James Alpha Managed Risk Emerging Markets Equity Portfolio have not formally adopted a fundamental investment restriction regarding diversification but became “diversified” funds under the 1940 Act in 2018 after operating as such for three years. Consistent with the diversified status of such Target Portfolios, the corresponding Acquiring Funds will adopt a fundamental investment restriction regarding diversification as noted in the table.

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James Alpha Global Real Estate Investments Portfolio	The Portfolio may not invest 25% or more of its total assets in securities of issuers in any one industry, except that the James Alpha Global Real Estate Investments Portfolio will invest at least 25% of its assets in publicly-traded real estate investment trusts (collectively with their foreign equivalents, “REITs”) and other real estate securities included in the FTSE EPRA/NAREIT Developed Real Estate Index.

The Fund may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies), except that the Fund will invest at least 25% of its total assets in publicly-traded real estate investment trusts (collectively with their foreign equivalents, “REITs”) and other real estate securities included in the FTSE EPRA/NAREIT Developed Real Estate Index.

James Alpha Macro Portfolio	The Portfolio may not invest 25% or more of its net assets in securities of issuers in any one industry.

The Fund may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, the James Alpha Hedged High Income Portfolio, and the James Alpha Family Office Portfolio

The Portfolio may not invest 25% or more of its net assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

To the extent that the James Alpha Hedged High Income Portfolio is aware of the investments held by an underlying fund, the Portfolio will consider such information when determining compliance with this investment restriction.

The Fund may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

To the extent that the James Alpha Hedged High Income Fund is aware of the investments held by an underlying fund, the Fund will consider such information when determining compliance with this investment restriction.

James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Relative Value Portfolio

The Portfolio may not invest 25% or more of its net assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or any of its agencies).

To the extent that the James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Relative Value Portfolio is aware of the investments held by an underlying fund, the Portfolio will consider such information when determining compliance with this investment restriction.

The Portfolio may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

To the extent that the James Alpha EHS Fund, the James Alpha Event Driven Fund, the James Alpha Total Hedge Portfolio and the James Alpha Relative Value Fund is aware of the investments held by an underlying fund, the Fund will consider such information when determining compliance with this investment restriction.

James Alpha Structured Credit Value Portfolio

The Portfolio may not invest 25% or more of its net assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or any of its agencies), except that the Portfolio will invest at least 25% of its net assets in residential mortgage-backed securities, commercial mortgage-backed securities, and other mortgage-related securities (such as CMOs).

The James Alpha Structured Credit Value Portfolio does not treat investments in ABS (such as issues or vehicles collateralized by student loans, auto loans, or nontraditional collateral) as investments in a single industry or group of industries.

The Fund may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies), except that the Fund will invest at least 25% of its total assets in residential mortgage-backed securities, commercial mortgage-backed securities, and other mortgage-related securities (such as CMOs).

The James Alpha Structured Credit Value Fund does not treat investments in ABS (such as issues or vehicles collateralized by student loans, auto loans, or nontraditional collateral) as investments in a single industry or group of industries.

Borrowing
James Alpha Macro Portfolio	The Portfolio may not borrow money, except from a bank in an aggregate amount not exceeding one third of the Portfolio’s total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of its total assets.

The Fund may not borrow money [or issue senior securities], except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

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James Alpha Global Real Estate Investments Portfolio

The Portfolio may not borrow money, except from a bank in an aggregate amount not exceeding one third of the Portfolio’s total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of its total assets.

The Portfolio may not pledge its assets or assign or otherwise encumber its assets in excess of 33 1/3% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in its Prospectus.

The Fund may not borrow money [or issue senior securities], except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio the James Alpha Hedged High Income Portfolio, the James Alpha Family Office Portfolio, the James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Relative Value Portfolio, and the James Alpha Structured Credit Portfolio	The Portfolio may not borrow money, except from a bank in an aggregate amount not exceeding one third of the Portfolio’s total assets.

The Fund may not borrow money [or issue senior securities], except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

Investing in Physical Commodities
C-3

James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Portfolio, the James Alpha Hedged High Income Portfolio, the James Alpha Family Office Portfolio, the James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Relative Value Portfolio	The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

James Alpha Global Real Estate Investments Portfolio	The Portfolio may not invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but all Portfolios are authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectuses.

The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

James Alpha Multi Strategy Alternative Income Portfolio	The Portfolio may not purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments, provided that this restriction does not prevent the Portfolio from (a) engaging in transactions involving currencies, (b) engaging in futures contracts and options on futures contracts, (c) investing in securities that are linked to or secured by commodities or by indices, (d) purchasing and selling commodity-linked derivative instruments and commodity interests, including but not limited to swap agreements, as well as options on such commodity-linked derivative instruments and commodity interests.

The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

James Alpha Macro Portfolio	The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

C-4

James Alpha Structured Credit Value Portfolio	The Portfolio may not purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

Investing in Real Estate
James Alpha Macro Portfolio	The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in REITs, mortgage-related securities, and issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, the James Alpha Hedged High Income Portfolio, the James Alpha Family Office Portfolio, the James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Total Hedge Portfolio, the James Alpha Relative Value Portfolio, and the James Alpha Structured Credit Value Portfolio

The Portfolio may not purchase or sell real estate or real estate mortgage loans, except that the Portfolios may invest in REITs and the securities of real estate industry companies and other companies that deal in real estate, and in securities secured by real estate or interests therein. In addition, these Portfolios may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Portfolios’ ownership of such securities.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in REITs, mortgage-related securities, and issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Underwriting
C-5

All Portfolios	The Portfolio may not underwrite securities of other companies, except to the extent that the Portfolio may be deemed to be an underwriter under the 1933 Act in disposing of a security.	No changes.
Senior Securities
James Alpha Macro Portfolio and James Alpha Global Real Estate Investments Portfolio	The Portfolio may not issue senior securities, borrow money or pledge its assets, except that: (i) the Portfolio may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Portfolio from engaging in options transactions or short sales in accordance with its objective and strategies or as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Portfolio.

The Fund may not [borrow money or] issue senior securities, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

James Alpha Multi Strategy Alternative Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Hedged High Income Portfolio, the James Alpha Family Office Portfolio, the James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Total Hedge Portfolio, the James Alpha Relative Value Portfolio, and the James Alpha Structured Credit Value Portfolio	The Portfolio may not issue senior securities, borrow money or pledge its assets, except that: (i) the Portfolio may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Portfolio from engaging in transactions in derivative instruments or short sales in accordance with its objective and strategies or as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Portfolio.

The Fund may not [borrow money or] issue senior securities, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

Lending
C-6

James Alpha Macro Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, the James Alpha Hedged High Income Portfolio, the James Alpha Family Office Portfolio, the James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Relative Value Portfolio, and the James Alpha Structured Credit Value Portfolio	The Portfolio may not make loans of money, except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Portfolio, and entering into repurchase agreements, and except as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Portfolio.	No changes
James Alpha Global Real Estate Investments Portfolio	N/A

The Portfolio may not make loans of money, except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Portfolio, and entering into repurchase agreements, and except as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Portfolio.

Other

C-7

All Portfolios5	Each Portfolio may purchase securities, which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio’s Sub-Adviser or Manager, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity and that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Board will carefully monitor any investments by each of the Portfolios in these securities.	N/A
James Alpha Global Real Estate Investments Portfolio	The investment objective of the Portfolio is total return through a combination of current income and capital appreciation.	No change.
James Alpha Global Real Estate Investments Portfolio	The Portfolio may invest 100% of its net assets (other than cash and cash equivalents) in REITs and may also invest in other publicly traded real estate securities included in the Index.	No change.
James Alpha Global Real Estate Investments Portfolio	Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries.	No change.

5	This policy will continue in place as a non-fundamental investment policy for the Acquiring Funds.

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EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding their terms. It is not intended to provide any other factual information about the Target Portfolios or the Acquiring Fund. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2020 by and among: (i) the Saratoga Advantage Trust, an open-end registered investment company (the “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) the James Alpha Funds Trust, an open-end registered investment company (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Saratoga Capital Management, LLC (“Saratoga”) joins this Agreement solely for purposes of Sections 5.1(j), 14, 16.3 and 17.2. James Alpha Advisors, LLC (“JAA”) joins this agreement solely for purposes of Sections 1.2(f), 1.2(g), 4.1, 5.1(j), 9.2, 14, 16.3 and 17.2.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Fund;

WHEREAS, the Target Entity and the Acquiring Entity are each an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.              It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.              Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other, the Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)                 The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined

D-1

and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)                The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and Acquiring Fund shall have no rights thereunder.

(c)                 The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)                As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e)                 Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f)                  At least thirty (30) business days prior to the Closing Date, JAA, on behalf of the Acquiring Fund, will advise Saratoga and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target

D-2

Fund’s Assets to the Acquiring Fund. The Target Fund recognizes and agrees that JAA may use commercially reasonable efforts to cause the Target Fund to dispose, prior to the Closing Date, of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to so hold. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g)                JAA, or the Target Fund’s fund accountant, at JAA’s direction, on behalf of the Target Fund, shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h)                Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i)                  Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.              With respect to each Reorganization:

(a)                 The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b)                The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c)                 The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Closing Time. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

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(d)                All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1.              Each Reorganization shall close on [________, 2021], or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.              With respect to each Reorganization:

(a)                 The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Target Custodian”) transfer and deliver them from the account of the Target Fund at the Target Custodian to an account of the Acquiring Fund at the custodian of the Acquiring Fund (the “Acquiring Custodian”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to transfer and deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Custodian to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers’ confirmation slips.

(b)                The Target Entity shall direct the Target Custodian to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Acquiring Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c)                 At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

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(d)                The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)                 In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1.              With respect to each Reorganization, the Target Entity, on behalf of itself or, where applicable a Target Fund, and JAA, to its knowledge, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a)                 The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b)                The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Entity, threatened. All issued and outstanding shares of the Target Fund have been offered for sale by the Target Fund in conformity in all material respects with applicable federal and state securities laws;

(c)                 No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Entity of the transactions contemplated by this Agreement;

(d)                Except as disclosed in writing to the Acquiring Entity, the prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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(e)                 The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act;

(f)                  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, free of adverse claims not otherwise disclosed and reflected in the value thereof, including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g)                Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)                Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i)                  Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the

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Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j)                  The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR or in connection with the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2 under the 1940 Act and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k)                Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)                  On the Closing Date, no federal, state or other Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. No such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. No claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to

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Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)               The Target Fund (i) is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. With respect to any wholly owned subsidiary of the Target Fund organized outside the United States, if any, such subsidiary: (i) is classified as an association that is subject to Tax as a corporation for U.S. federal Tax purposes and (ii) is not, for each taxable year since inception that has ended prior to the Closing Date, and will not be for the period beginning on the first day of its current taxable year and ending on the Closing Date, engaged in a trade or business within the United States. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n)                The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o)                The Target Fund has not undergone, has not agreed to undergo, nor is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p)                The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q)                The Target Fund has no known actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(r)                  All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with

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applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for any automatic conversion right of holders of Class C shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s prospectus and statement of additional information and Governing Documents;

(s)                 The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t)                  The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u)                As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or its investment adviser or affiliates thereof for use therein;

(v)                The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w)               The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x)                The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(y)                The Target Fund has no unamortized or unpaid organizational fees or expenses; and

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4.2.              The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and Target Fund as follows:

(a)                 The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b)                The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)                 No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)                The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)                 The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f)                  Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)                The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial

D-10

statements or issued any shares except nominal shares issued in a private placement to JAA or its affiliate to secure any required initial shareholder approvals;

(h)                As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i)                  The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal Tax purposes, (iii) has not filed any income tax return, and intends to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is (or will be as of the Closing Date) a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no and will have no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j)                  The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)                The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l)                  The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m)               The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by JAA or its affiliates;

(n)                As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

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4.3.              With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)                 The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)                The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c)                 No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d)                Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization (for the avoidance of doubt, not including the Excluded Liabilities); and (3) the amount of all distributions (other than regular, normal dividends) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1.              With respect to each Reorganization:

(a)                 The Target Fund will operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)                The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to instruct its transfer agent to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

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(c)                 The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting shall be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 180 days or such longer period as is mutually agreed upon by the parties.

(d)                The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(e)                 The Target Entity will cooperate with its transfer agent and with the Acquiring Fund in efforts to obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and its transfer agent in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or its transfer agent.

(f)                  The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g)                The Target Fund will cause to be prepared and use commercially reasonable efforts to have delivered to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h)                Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i)                  As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j)                  The Acquiring Fund, the Target Fund, Saratoga and JAA shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k)                The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l)                  The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and

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other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m)               The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n)                [Reserved.]

(o)       It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p)       At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of, with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

(q)        The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1.              With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)                 All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)                The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c)                 The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

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(d)                The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e)                 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f)                  The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g)                The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i)       The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and each has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii)       The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to itself and with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)       The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, JAA and Saratoga, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv)       The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v)       The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1.              With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

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(a)                 All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)                The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent it is reasonable and permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c)                 The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(d)                The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e)                 The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f)                  The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g)                Unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date, (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover), and (C) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year;

(h)                The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquiring Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

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(i)                  The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Acquiring Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(j)                  As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(k)                The Acquiring Entity shall have received on the Closing Date an opinion of counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i)       The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii)       The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)       The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.              The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.              The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding

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anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3.              On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4.              All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5.              The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6.              The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

8.7.              All of the transactions contemplated by the Transaction Agreement have been consummated.

9.	BROKERAGE FEES AND EXPENSES

9.1.              The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.              JAA will bear or arrange for an entity under common ownership thereof to bear all of the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of holding shareholders’ meetings, insurance coverage commonly referred to as “tail coverage” for the Target Entity in the amount of $3 million for a term of 6 years following the Reorganizations, and other related administrative or operational costs (including, for example, securities registration fees), including any costs and expenses associated with changes in the service providers for the Acquiring Entities and Target Entities.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period

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for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1.           With respect to a Reorganization, the Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1.           Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.           The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before August 31, 2021; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

D-19

_____________________

_____________________

_____________________

Fax: _________________

Attn: ________________

Email: _______________

With a copy to:

_____________________

_____________________

_____________________

Fax: _________________

Attn: ________________

Email: _______________

For Saratoga:

_____________________

_____________________

_____________________

Fax: _________________

Attn: ________________

Email: _______________

With a copy to:

_____________________

_____________________

_____________________

Fax: _________________

Attn: ________________

Email: _______________

For the Acquiring Entity:

_____________________

_____________________

_____________________

Fax: _________________

Attn: ________________

Email: _______________

with a copy to:

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
Fax: (215) 564-8173

Attn: Matthew DiClemente

D-20

For James Alpha Advisors, LLC:

_____________________

_____________________

Fax: _________________

Attn: ________________

Email: _______________

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1.           The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.           This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3.           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4.           This agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5.           The Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund that is a series of the Target Entity, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Declaration of Trust of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

16.6.           The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization of each Acquiring Fund that is a series of the Acquiring Entity, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. Pursuant to the Declaration of Trust of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

16.7.           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.	PUBLICITY/CONFIDENTIALITY

17.1.           The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which

D-21

case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

17.2.           The Target Entity, Acquiring Entity, Saratoga and JAA (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated and the conduct of the business of the Acquiring Funds in the ordinary course following the consummation of such transactions, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

17.3.           In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

D-22

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Saratoga Advantage Trust, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:	James Alpha Funds Trust, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:
James Alpha Advisors, LLC, solely with respect to Sections 1.2(f), 1.2(g), 4.1. 5.1(j), 9.2, 14, 16.3 and 17.2 By: _________________________________ Name: Title:	Saratoga Capital Management, LLC, solely with respect to 5.1(j), 14, 16.3 and 17.2 By: _________________________________ Name: Title:
D-23

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)

James Alpha Global Real Estate Investments Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Global Real Estate Investments Fund Class A Class I Class C Class R6

James Alpha Managed Risk Domestic Equity Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Managed Risk Domestic Equity Fund Class A Class I Class C Class R6

James Alpha Structured Credit Value Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Structured Credit Value Fund Class A Class I Class C Class R6

James Alpha Hedged High Income Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Hedged High Income Fund Class A Class I Class C Class R6

James Alpha Multi-Strategy Alternative Income Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Multi-Strategy Alternative Income Fund Class A Class I Class C Class R6

James Alpha Macro Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Macro Fund Class I Class I Class I Class R6

James Alpha Total Hedge Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Total Hedge Portfolio Class I Class I Class I Class R6

James Alpha EHS Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha EHS Fund Class I Class I Class I Class R6
D-24

James Alpha Event Driven Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Event Driven Fund Class I Class I Class I Class R6

James Alpha Family Office Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Family Office Fund Class I Class I Class I Class R6

James Alpha Relative Value Portfolio

Class A reorganizing into acquiring fund Class I

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class I

Class S reorganizing into acquiring fund Class R6

James Alpha Relative Value Fund Class I Class I Class I Class R6

James Alpha Managed Risk Emerging Markets Equity Portfolio

Class A reorganizing into acquiring fund Class A

Class I reorganizing into acquiring fund Class I

Class C reorganizing into acquiring fund Class C

Class S reorganizing into acquiring fund Class R6

James Alpha Managed Risk Emerging Markets Equity Fund Class A Class I Class C Class R6

D-25

Schedule 1.2(b)

Excluded Assets

None.

D-26

Schedule 1.2(c)

Excluded Liabilities

None.

D-27

Schedule 4.1(h)

Assigned Contracts

D-28

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

None.

D-29

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

None.

D-30

Schedule 5.1(f)

Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

the name, address and taxpayer identification number of each shareholder of record,

the number of shares of beneficial interest held by each shareholder,

the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications

	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail

 ____________________

6	For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
D-31

Statement of the respective Tax6 basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending on or after the Closing Date7	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
All Tax Returns filed by or on behalf of the Target Fund (including extensions)	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
All books and records related to testing the qualification of the Target Fund as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail

 _______________

7	For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.
D-32

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	via Overnight Mail
D-33

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i)       The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)       No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)       No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)       No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)       The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)       No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares (including any fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)       The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund (including any fractional shares to which they may be entitled) will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)       The holding period of Acquiring Fund shares received by a shareholder of the Target Fund (including any fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)       For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

D-34

EXHIBIT E

FINANCIAL HIGHLIGHTS

These financial highlight tables are intended to help you understand the Target Portfolios’ financial performance for the past five fiscal years and are included in the Target Portfolios’ prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for James Alpha Family Office Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Relative Value Portfolio, James Alpha Total Hedge Portfolio, and James Alpha Structured Credit Value Portfolio. The information for the most semi-annual reporting period is unaudited.

	James Alpha EHS Portfolio
	Class A
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.40		$10.37	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.14		0.11	0.08	0.01
Net realized and unrealized gain (loss)	(0.53)		0.47	(0.21)	0.57
Total from investment operations	(0.39)		0.58	(0.13)	0.58
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.16)	(0.04)	—
Distributions from realized gains	—		(0.39)	(0.04)	—
Total dividends and distributions	(0.24)		(0.55)	(0.08)	—
Net Asset Value, End of Period	$9.77		$10.40	$10.37	$10.58
Total Return*	(3.90)%		6.12%	(1.20)%	5.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	***	$0 ***	$0 ***	$0	***
Ratio of gross operating expenses to average net assets including interest expense (3)	5.08	% (5)	4.36%	3.24%	24.52	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	5.08	% (5)	4.35%	3.24%	24.52	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.74	% (5)	1.75%	1.74%	1.74	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74%	1.74	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	2.61	% (5)	2.49%	0.74%	0.34	% (5)
Portfolio Turnover Rate	60	% (4)	143%	181%	125	% (4)

	James Alpha EHS Portfolio
	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.31		$10.27	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.09		0.03	0.00 **	(0.05)
Net realized and unrealized gain (loss)	(0.52)		0.46	(0.23)	0.63
Total from investment operations	(0.43)		0.49	(0.23)	0.58
Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.06)	(0.04)	—
Distributions from realized gains	—		(0.39)	(0.04)	—
Total dividends and distributions	(0.14)		(0.45)	(0.08)	—
Net Asset Value, End of Period	$9.74		$10.31	$10.27	$10.58
Total Return*	(4.27)%		5.09%	(2.22)%	5.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5		$6	$5	$0	***
E- 1

Ratio of gross operating expenses to average net assets including interest expense (3)	5.83	% (5)	5.11%	3.96%	11.42	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	5.83	% (5)	5.10%	3.96%	11.42	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	2.49	% (5)	2.50%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	2.49	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.86	% (5)	0.35%	0.02%	(1.68	)% (5)
Portfolio Turnover Rate	60	% (4)	143%	181%	125	% (4)

(1)	Class A and Class C commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

	James Alpha EHS Portfolio
	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.40		$10.37	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.14		0.13	0.11	0.00	**
Net realized and unrealized gain (loss)	(0.53)		0.45	(0.24)	0.58
Total from investment operations	(0.39)		0.58	(0.13)	0.58
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.16)	(0.04)	—
Distributions from realized gains	—		(0.39)	(0.04)	—
Total dividends and distributions	(0.24)		(0.56)	(0.08)	—
Net Asset Value, End of Period	$9.77		$10.40	$10.37	$10.58
Total Return*	(3.90)%		6.12%	(1.20)%	5.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$217		$226	$209	$212
Ratio of gross operating expenses to average net assets including interest expense (3)	4.83	% (5)	4.11%	2.99%	17.28	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	4.83	% (5)	4.10%	2.99%	17.28	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.50%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	2.86	% (5)	1.35%	0.99%	0.12	% (5)
Portfolio Turnover Rate	60	% (4)	143%	181%	125	% (4)

E- 2

	James Alpha EHS Portfolio
	Class S
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.42		$10.37	$10.59	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.19	0.10	0.00	**
Net realized and unrealized gain (loss)	(0.55)		0.41	(0.24)	0.59
Total from investment operations	(0.37)		0.60	(0.14)	0.59
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.16)	(0.04)	—
Distributions from realized gains	—		(0.39)	(0.04)	—
Total dividends and distributions	(0.24)		(0.56)	(0.08)	—
Net Asset Value, End of Period	$9.81		$10.42	$10.37	$10.59

Total Return*	(3.69)%		6.32%	(1.30)%	5.90%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$1,122		$1,725	$5,298	$2,668
Ratio of gross operating expenses to average net assets including interest expense (3)	4.83	% (5)	4.01%	2.79%	7.83	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	4.83	% (5)	4.00%	2.79%	7.83	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.36%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.35%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	3.63	% (5)	1.90%	0.90%	(0.15	)% (5)
Portfolio Turnover Rate	60	% (4)	143%	181%	125	% (4)

(1)	Class I and Class S commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.
E- 3

	James Alpha Event Driven Portfolio
	Class A
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$10.12	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.17		0.09	0.13	0.03
Net realized and unrealized gain (loss)	(1.35)		0.78	(0.21)	0.23
Total from investment operations	(1.18)		0.87	(0.08)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.99)		(0.15)	(0.05)	—
Distributions from realized gains	—		(0.08)	(0.01)	—
Total dividends and distributions	(0.99)		(0.23)	(0.06)	—
Net Asset Value, End of Period	$8.59		$10.76	$10.12	$10.26
Total Return*	(12.28)%		8.87%	(0.71)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	**	$0 **	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	2.67	% (5)	2.84%	2.39%	17.75	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.67	% (5)	2.84%	2.39%	17.75	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.74	% (5)	1.74%	1.74%	1.74	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74%	1.74	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.59	% (5)	0.85%	1.26%	1.03	% (5)
Portfolio Turnover Rate	68	% (4)	112%	221%	101	% (4)

	James Alpha Event Driven Portfolio
	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$10.12	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.18		0.08	0.14	(0.01)
Net realized and unrealized gain (loss)	(1.36)		0.79	(0.22)	0.27
Total from investment operations	(1.18)		0.87	(0.08)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.99)		(0.15)	(0.05)	—
Distributions from realized gains	—		(0.08)	(0.01)	—
Total dividends and distributions	(0.99)		(0.23)	(0.06)	—
Net Asset Value, End of Period	$8.59		$10.76	$10.12	$10.26
Total Return*	(12.28)%		8.87%	(0.71)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	**	$0 **	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	3.42	% (5)	3.59%	3.14%	5.80	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.42	% (5)	3.59%	3.14%	5.80	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	2.49	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	2.49	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	2.84	% (5)	0.36%	1.36%	0.34	% (5)
Portfolio Turnover Rate	68	% (4)	112%	221%	101	% (4)

(1)	Class A and Class C commenced operations on August 18, 2017.

E- 4

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

	James Alpha Event Driven Portfolio
	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$10.12	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.12	0.13	0.03
Net realized and unrealized gain (loss)	(1.36)		0.75	(0.21)	0.23
Total from investment operations	(1.18)		0.87	(0.08)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.99)		(0.15)	(0.05)	—
Distributions from realized gains	—		(0.08)	(0.01)	—
Total dividends and distributions	(0.99)		(0.23)	(0.06)	—
Redemption Fees	—		0.00 **	—	—
Net Asset Value, End of Period	$8.59		$10.76	$10.12	$10.26
Total Return*	(12.28)%		8.87%	(0.71)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$367		$441	$204	$205
Ratio of gross operating expenses to average net assets including interest expense (3)	2.42	% (5)	2.59%	2.14%	11.16	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.42	% (5)	2.59%	2.14%	11.16	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.84	% (5)	1.15%	1.25%	1.05	% (5)
Portfolio Turnover Rate	68	% (4)	112%	221%	101	% (4)

	James Alpha Event Driven Portfolio
	Class S
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.80		$10.14	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.19		0.20	0.15	0.03
Net realized and unrealized gain (loss)	(1.36)		0.69	(0.21)	0.23
Total from investment operations	(1.17)		0.89	(0.06)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.99)		(0.15)	(0.05)	—
Distributions from realized gains	—		(0.08)	(0.01)	—
Total dividends and distributions	(0.99)		(0.23)	(0.06)	—
E- 5

Redemption Fees	—		0.00 **	—	—
Net Asset Value, End of Period	$8.64		$10.80	$10.14	$10.26
Total Return*	(12.12)%		9.06%	(0.51)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,332		$7,070	$10,349	$5,798
Ratio of gross operating expenses to average net assets including interest expense (3)	2.42	% (5)	2.60%	2.11%	4.99	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.42	% (5)	2.60%	2.11%	4.99	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.32%	1.11%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.32%	1.11%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	4.16	% (5)	2.02%	1.50%	1.15	% (5)
Portfolio Turnover Rate	68	% (4)	112%	221%	101	% (4)

(1)	Class I and Class S commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

	James Alpha Family Office
	Class A
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	May 31,		November 30,	November 30,		November 30,
	2020		2019	2018		2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.78		$10.16	$10.51		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.06		0.06	0.04		(0.10)
Net realized and unrealized gain (loss)	(0.79)		0.77	(0.34)		0.61
Total from investment operations	(0.73)		0.83	(0.30)		0.51
Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.18)	(0.05)		—
Distributions from realized gains	0.00		(0.03)	(0.00	) **	—
Total dividends and distributions	(0.10)		(0.21)	(0.05)		—
Redemption Fees	—		0.00 **	—		—
Net Asset Value, End of Period	$9.95		$10.78	$10.16		$10.51
Total Return*	(6.86)%		8.40%	(2.90)%		5.10%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$278		$286	$65		$3
Ratio of gross operating expenses to average net assets (3)	2.77	% (5)	2.99%	2.38%		3.85	% (5)
Ratio of net operating expenses to average net assets (3)	1.74	% (5)	1.74%	1.82%		2.75	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.20	% (5)	0.59%	0.38%		(2.23	)% (5)
Portfolio Turnover Rate	0	% (4)	86%	167%		75	% (4)

E- 6

	James Alpha Family Office
	Class C
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	May 31,		November 30,	November 30,		November 30,
	2020		2019	2018		2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.70		$10.09	$10.50		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.02		0.03	(0.02)		(0.11)
Net realized and unrealized gain (loss)	(0.80)		0.73	(0.37)		0.61
Total from investment operations	(0.78)		0.76	(0.39)		0.50
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.12)	(0.02)		—
Distributions from realized gains	—		(0.03)	(0.00	) **	—
Total dividends and distributions	(0.01)		(0.15)	(0.02)		—
Redemption Fees	—		0.00 **	—		—
Net Asset Value, End of Period	$9.91		$10.70	$10.09		$10.50
Total Return*	(7.30)%		7.68%	(3.68)%		5.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$101		$107	$126		$99
Ratio of gross operating expenses to average net assets (3)	3.52	% (5)	3.65%	3.26%		5.30	% (5)
Ratio of net operating expenses to average net assets (3)	2.49	% (5)	2.49%	2.83%		3.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	0.48	% (5)	0.39%	(0.15)%		(2.55	)% (5)
Portfolio Turnover Rate	0	% (4)	86%	167%		75	% (4)

(1)	Class A and Class C commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

	James Alpha Family Office
	Class I
	For the	For the	For the		For the
	Six Months Ended	Year Ended	Year Ended		Period Ended
	May 31,	November 30,	November 30,		November 30,
	2020	2019	2018		2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.82	$10.18	$10.52		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.08	0.10	0.09		(0.03)
Net realized and unrealized gain (loss)	(0.81)	0.77	(0.38)		0.55
Total from investment operations	(0.73)	0.87	(0.29)		0.52
Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.20)	(0.05)		—
Distributions from realized gains	0.00	(0.03)	(0.00	) **	—
Total dividends and distributions	(0.12)	(0.23)	(0.05)		—
Redemption Fees	—	0.00 **	—		—
Net Asset Value, End of Period	$9.97	$10.82	$10.18		$10.52
E- 7

Total Return*	(6.85)%		8.81%	(2.74)%		5.20%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$553		$629	$214		$210
Ratio of gross operating expenses to average net assets (3)	2.52	% (5)	2.69%	2.23%		20.93	% (5)
Ratio of net operating expenses to average net assets (3)	1.49	% (5)	1.49%	1.82%		2.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.53	% (5)	0.92%	0.86%		(0.74	)% (5)
Portfolio Turnover Rate	0	% (4)	86%	167%		75	% (4)

	James Alpha Family Office
	Class S
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	May 31,		November 30,	November 30,		November 30,
	2020		2019	2018		2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.93		$10.27	$10.52		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.10		0.17	0.15		(0.07)
Net realized and unrealized gain (loss)	(0.81)		0.72	(0.35)		0.59
Total from investment operations	(0.71)		0.89	(0.20)		0.52
Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.20)	(0.05)		—
Distributions from realized gains	—		(0.03)	(0.00	) **	—
Total dividends and distributions	(0.12)		(0.23)	(0.05)		—
Redemption Fees	—		0.00 **	—		0.00
Net Asset Value, End of Period	$10.10		$10.93	$10.27		$10.52
Total Return*	(6.60)%		8.94%	(1.87)%		5.20%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,589		$7,419	$13,864		$4,882
Ratio of gross operating expenses to average net assets (3)	2.52	% (5)	2.66%	2.19%		4.06	% (5)
Ratio of net operating expenses to average net assets (3)	1.12	% (5)	1.33%	1.00%		2.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.95	% (5)	1.66%	1.40%		(1.49	)% (5)
Portfolio Turnover Rate	0	% (4)	86%	167%		75	% (4)

(1)	Class I and Class S commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

E- 8

	James Alpha Relative Value Portfolio
	Class A
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.84		$10.15	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.26		0.22	0.25	0.06
Net realized and unrealized gain (loss)	(0.84)		0.76	(0.18)	0.08
Total from investment operations	(0.58)		0.98	0.07	0.14
Dividends and Distributions:
Dividends from net investment income	(1.22)		(0.25)	(0.06)	—
Distributions from realized gains	—		(0.04)	—	—
Total dividends and distributions	(1.22)		(0.29)	(0.06)	—
Net Asset Value, End of Period	$9.04		$10.84	$10.15	$10.14
Total Return*	(6.16)%		9.77%	0.65%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	**	$0 **	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	2.82	% (5)	2.95%	2.50%	18.36	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.82	% (5)	2.94%	2.50%	18.36	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.74	% (5)	1.75%	1.74%	1.74	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74%	1.74	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	5.33	% (5)	2.11%	2.44%	2.08	% (5)
Portfolio Turnover Rate	57	% (4)	118%	252%	115	% (4)

	James Alpha Relative Value Portfolio
	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.84		$10.15	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.26		0.22	0.25	0.05
Net realized and unrealized gain (loss)	(0.84)		0.76	(0.18)	0.09
Total from investment operations	(0.58)		0.98	0.07	0.14
Dividends and Distributions:
Dividends from net investment income	(1.22)		(0.25)	(0.06)	—
Distributions from realized gains	—		(0.04)	—	—
Total dividends and distributions	(1.22)		(0.29)	(0.06)	—
Net Asset Value, End of Period	$9.04		$10.84	$10.15	$10.14
Total Return*	(6.16)%		9.77%	0.65%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	**	$0 **	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	3.57	% (5)	3.70%	3.26%	7.98	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.57	% (5)	3.69%	3.26%	7.98	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	2.49	% (5)	2.50%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	2.49	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	4.58	% (5)	2.11%	2.44%	1.73	% (5)
Portfolio Turnover Rate	57	% (4)	118%	252%	115	% (4)

(1)	Class A and Class C commenced operations on August 18, 2017
E- 9

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

	James Alpha Relative Value Portfolio
	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.84		$10.15	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.26		0.25	0.25	0.07
Net realized and unrealized gain (loss)	(0.84)		0.73	(0.18)	0.07
Total from investment operations	(0.58)		0.98	0.07	0.14
Dividends and Distributions:
Dividends from net investment income	(1.22)		(0.25)	(0.06)	—
Distributions from realized gains	—		(0.04)	—	—
Total dividends and distributions	(1.22)		(0.29)	(0.06)	—
Redemption Fees	—		0.00 **	—	—
Net Asset Value, End of Period	$9.04		$10.84	$10.15	$10.14
Total Return*	(6.16)%		9.79%	0.65%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$257		$277	$204	$203
Ratio of gross operating expenses to average net assets including interest expense (3)	2.57	% (5)	2.70%	2.26%	13.82	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.57	% (5)	2.69%	2.26%	13.82	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.50%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	5.58	% (5)	2.35%	2.48%	2.55	% (5)
Portfolio Turnover Rate	57	% (4)	118%	252%	115	% (4)

	James Alpha Relative Value Portfolio
	Class S
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.89		$10.17	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.29		0.28	0.26	0.09
Net realized and unrealized gain (loss)	(0.86)		0.73	(0.17)	0.05
Total from investment operations	(0.57)		1.01	0.09	0.14
Dividends and Distributions:
Dividends from net investment income	(1.22)		(0.25)	(0.06)	—
Distributions from realized gains	—		(0.04)	—	—
E- 10

Total dividends and distributions	(1.22)		(0.29)	(0.06)	—
Redemption Fees	—		0.00 **	—	—
Net Asset Value, End of Period	$9.10		$10.89	$10.17	$10.14
Total Return*	(6.03)%		10.07%	0.85%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,809		$6,702	$9,658	$4,107
Ratio of gross operating expenses to average net assets including interest expense (3)	2.57	% (5)	2.70%	2.18%	6.42	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.57	% (5)	2.69%	2.18%	6.42	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.33%	1.18%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.32%	1.18%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	6.09	% (5)	2.62%	2.59%	3.02	% (5)
Portfolio Turnover Rate	57	% (4)	118%	252%	115	% (4)

(1)	Class I and Class S commenced operations on August 18, 2017

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

	James Alpha Total Hedge
	Class A
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.46		$10.10	$10.38	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.16		0.16	0.13	0.02
Net realized and unrealized gain (loss)	(0.62)		0.45	(0.33)	0.36
Total from investment operations	(0.46)		0.61	(0.20)	0.38
Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.14)	(0.06)	—
Distributions from realized gains	—		(0.11)	(0.02)	—
Total dividends and distributions	(0.37)		(0.25)	(0.08)	—
Net Asset Value, End of Period	$9.63		$10.46	$10.10	$10.38
Total Return*	(4.63)%		6.25%	(1.90)%	3.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$45		$47	$50	$51
Ratio of gross operating expenses to average net assets including interest expense (3)	2.51	% (5)	2.77%	2.88%	8.32	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.51	% (5)	2.74%	2.88%	8.32	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.74	% (5)	1.77%	1.74%	1.74	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.74%	1.74%	1.74	% (5)
E- 11

Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	3.20	% (5)	1.56%	1.30%	0.54	% (5)
Portfolio Turnover Rate	57	% (4)	114%	195%	83	% (4)

	James Alpha Total Hedge
	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.38		$10.04	$10.37	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.12		0.08	0.05	(0.01)
Net realized and unrealized gain (loss)	(0.62)		0.45	(0.33)	0.38
Total from investment operations	(0.50)		0.53	(0.28)	0.37
Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.08)	(0.03)	—
Distributions from realized gains	—		(0.11)	(0.02)	—
Total dividends and distributions	(0.29)		(0.19)	(0.05)	—
Net Asset Value, End of Period	$9.59		$10.38	$10.04	$10.37
Total Return*	(4.97)%		5.44%	(2.66)%	3.70%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$39		$41	$39	$16
Ratio of gross operating expenses to average net assets including interest expense (3)	3.26	% (5)	3.53%	3.40%	10.32	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.26	% (5)	3.50%	3.40%	10.32	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	2.49	% (5)	2.52%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	2.49	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	2.45	% (5)	0.76%	0.45%	(0.17	)% (5)
Portfolio Turnover Rate	57	% (4)	114%	195%	83	% (4)

(1)	Class A and Class C commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

	James Alpha Total Hedge
	Class I
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Period Ended
	May 31,	November 30,	November 30,	November 30,
	2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.49	$10.13	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.17	0.18	0.12	0.04
Net realized and unrealized gain (loss)	(0.62)	0.46	(0.30)	0.36
E- 12

Total from investment operations	(0.45)		0.64	(0.18)	0.40
Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.17)	(0.07)	—
Distributions from realized gains	—		(0.11)	(0.02)	—
Total dividends and distributions	(0.39)		(0.28)	(0.09)	—
Net Asset Value, End of Period	$9.65		$10.49	$10.13	$10.40
Total Return*	(4.47)%		6.54%	(1.73)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$4,889		$5,095	$4,523	$520
Ratio of gross operating expenses to average net assets including interest expense (3)	2.26	% (5)	2.53%	2.50%	12.24	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.26	% (5)	2.50%	2.50%	12.24	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.52%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	3.44	% (5)	1.74%	1.19%	0.84	% (5)
Portfolio Turnover Rate	57	% (4)	114%	195%	83	% (4)

	James Alpha Total Hedge
	Class S
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2020		2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.52		$10.14	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.20	0.16	0.03
Net realized and unrealized gain (loss)	(0.62)		0.46	(0.33)	0.37
Total from investment operations	(0.44)		0.66	(0.17)	0.40
Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.17)	(0.07)	—
Distributions from realized gains	—		(0.11)	(0.02)	—
Total dividends and distributions	(0.39)		(0.28)	(0.09)	—
Net Asset Value, End of Period	$9.69		$10.52	$10.14	$10.40
Total Return*	(4.36)%		6.73%	(1.63)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,321		$5,565	$8,233	$1,753
Ratio of gross operating expenses to average net assets including interest expense (3)	2.26	% (5)	2.53%	2.38%	6.30	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.26	% (5)	2.50%	2.38%	6.30	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.35%	1.39%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.32%	1.39%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.76	% (5)	2.00%	1.54%	0.66	% (5)
Portfolio Turnover Rate	57	% (4)	114%	195%	83	% (4)

(1)	Class I and Class S commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

E- 13

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
E- 14

	James Alpha Structured Credit Value
	Class A
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,
	2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.68		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.41		0.10
Net realized and unrealized gain	0.15		0.46		0.06
Total from investment operations	0.33		0.87		0.16
Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.34)		—
Distributions from realized gains	(0.18)		(0.01)		—
Total dividends and distributions	(0.47)		(0.35)		—
Redemption Fees	—		0.00	**	—
Net Asset Value, End of Period	$10.54		$10.68		$10.16
Total Return*	3.25	% #	8.67	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$6,192		$435		$19
Ratio of gross operating expenses to average net assets including interest expense (5)	2.07	% (3)	2.38%		2.18	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.07	% (3)	2.38%		2.18	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.74	% (3)	1.74%		1.74	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.74	% (3)	1.74%		1.74	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.59	% (3)	3.84%		3.27	% (3)
Portfolio Turnover Rate	77	% (4)	111%		37	% (4)

	James Alpha Structured Credit Value
	Class C
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,
	2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.45		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.14		0.32		0.10
Net realized and unrealized gain	0.14		0.31		0.06
Total from investment operations	0.28		0.63		0.16
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.33)		—
Distributions from realized gains	(0.18)		(0.01)		—
Total dividends and distributions	(0.41)		(0.34)		—
Redemption Fees	—		—		—
Net Asset Value, End of Period	$10.32		$10.45		$10.16
Total Return*	2.85%		6.24	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$1,975		$1,468		$0	***
Ratio of gross operating expenses to average net assets including interest expense (5)	2.82	% (3)	3.11%		3.01	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.82	% (3)	3.11%		3.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	2.49	% (3)	2.49%		2.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	2.49	% (3)	2.49%		2.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	2.75	% (3)	3.09%		3.27	% (3)
Portfolio Turnover Rate	77	% (4)	111%		37	% (4)

E- 15

(1)	Class A and Class C commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

	James Alpha Structured Credit Value
	Class I
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,
	2020		2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.46		$10.15	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.19		0.40	0.07
Net realized and unrealized gain	0.15		0.30	0.08
Total from investment operations	0.34		0.70	0.15
Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.38)	—
Distributions from realized gains	(0.18)		(0.01)	—
Total dividends and distributions	(0.48)		(0.39)	—
Redemption Fees	—		0.00 **	0.00	**
Net Asset Value, End of Period	$10.32		$10.46	$10.15
Total Return*	3.45%		6.97%	1.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$48,014		$4,982	$1,007
Ratio of gross operating expenses to average net assets including interest expense (5)	1.82	% (3)	1.99%	2.01	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.82	% (3)	2.00%	2.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.49	% (3)	1.49%	1.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.49	% (3)	1.49%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.83	% (3)	3.88%	2.30	% (3)
Portfolio Turnover Rate	77	% (4)	111%	37	% (4)

E- 16

	James Alpha Structured Credit Value
	Class S
	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended
	May 31,		November 30,	November 30,
	2020		2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.51		$10.16	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.21		0.43	0.07
Net realized and unrealized gain	0.15		0.31	0.08
Total from investment operations	0.36		0.74	0.15
Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.38)	—
Distributions from realized gains	(0.18)		(0.01)	—
Total dividends and distributions	(0.48)		(0.39)	—
Redemption Fees	—		0.00 **	0.01
Net Asset Value, End of Period	$10.39		$10.51	$10.16
Total Return*	3.63%		7.36%	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$48,443		$30,209	$34,604
Ratio of gross operating expenses to average net assets including interest expense (5)	1.82	% (3)	1.93%	1.87	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.82	% (3)	1.93%	1.87	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.12	% (3)	1.13%	1.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.12	% (3)	1.13%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	4.13	% (3)	4.11%	2.27	% (3)
Portfolio Turnover Rate	77	% (4)	111%	37	% (4)

(1)	Class I and Class S commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

E- 17

EXHIBIT F

OUTSTANDING SHARES OF THE TARGET PORTFOLIOS

As of December 31, 2020, there were the following number of shares outstanding of each class of each Target Portfolio:

TARGET PORTFOLIO	OUTSTANDING SHARES
	Class A	Class C	Class I	Class S
James Alpha Macro Portfolio	17,762.944	31,152.244	686,428.019	287,504.617
James Alpha Global Real Estate Investments Portfolio	5,558,816.440	4,124,167.007	32,863,701.609	1,898,587.249
James Alpha Multi Strategy Alternative Income Portfolio	425.401	7,776.822	1,443,276.299	53,257.008
James Alpha Managed Risk Domestic Equity Portfolio	168,448.202	145,314.347	3,711,990.840	692,461.032
James Alpha Managed Risk Emerging Markets Equity Portfolio	8,997.765	2,537.662	284,732.200	145,841.341
James Alpha Hedged High Income Portfolio	178,318.295	52,296.293	1,272,537.070	1,500,839.618
James Alpha Total Hedge Portfolio	4,728.523	4,147.994	499,349.434	475,848.606
James Alpha EHS Portfolio	1.099	563.093	21,974.103	329,139.399
James Alpha Event Driven Portfolio	485.488	1.130	22,664.972	461,433.436
James Alpha Family Office Portfolio	23,377.193	9,006.273	30,793.894	443,488.647
James Alpha Relative Value Portfolio	465.506	1.184	35,106.547	680,921.635
James Alpha Structured Credit Value Portfolio	1,088,775.391	291,264.099	10,841,440.966	5,528,992.830

F-1

EXHIBIT G

OWNERSHIP OF SHARES OF THE Target Portfolios

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of the Record Date, to the best knowledge of the Target Portfolios owned 5% or more of the outstanding shares of each class of each Target Portfolio. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Portfolio is presumed to “control” the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Class	Name and Address	Percentage Held
James Alpha Global Real Estate Portfolio – Class A	UBS Wm USA/Spec Cdy A/C Exl Ben Cust Of UBSfsi 000 11011 6100 Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	5.39%
	LPL Financial/A/C 1000-0005 4707 Executive Dr. San Diego, CA 92121	9.21%
	Charles Schwab & Co. Inc./Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	18.11%

James Alpha Macro Portfolio – Class A

Charles Schwab & Co.

Inc./Special Custody A/C

FBO Customers

Attn: Mutual Funds

211 Main Street

San Francisco, CA 94105

First National Bank Cust

FBO/Gregory R. St. Clair R/O

Ira

1903 Harriman Ln. Unit B

Redondo Beach, CA 90278

TD Ameritrade FBO/Joseph D Lind Jr IRA

6184 High Cedar CT

Cincinnati, OH 45233-4870

		24.72% 5.29% 6.97%

	TD Ameritrade FBO/Barry L Fury IRA 6612 Brooks Road Harrison, OH 45030-9003 TD Ameritrade FBO/Pamela D Jennings IRA 107 Kempton Drive Simpsonville, SC 29680-7092	6.12% 5.36%

G-1

James Alpha Multi Strategy Portfolio – Class A	First National Bank Cust FBO/Gregory R. St. Clair R/O Ira 1903 Harriman Ln. Unit B Redondo Beach, CA 90278	52.26%

	Marian Bruzzese & Rocco R Bruzzese jt ten 723 Patterson Ave Franklin SQ NY 11010-4107	40.72%

James Alpha Managed Risk Domestic Equity Portfolio – Class A	Joaquin A Camacho Marie 16778 Nandina Ave Riverside, CA 92504	16.15%
	First National Bank Cust FBO/Manuel A Quesada R/O IRA 3317 S Holly PL Denver, CO 80222	18.08%

James Alpha Managed Risk Emerging Markets Equity Portfolio – Class A	Charles Schwab & Co. Inc./Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	64.46%

	First National Bank Cust FBO/Loren C Davies R/O Ira 3317 S Holly PL Denver, CO 80222	13.47%

	First National Bank Cust FBO/Joseph S Cantazaro Ira 671 W 170th Place Broomfield, CO 80023	10.72%

James Alpha Hedged High Income Portfolio – Class A	LPL Financial/A/C 1000-0005 4707 Executive Dr. San Diego, CA 9212 Charles Schwab & Co. Inc./Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	14.64% 35.03%
G-2

James Alpha Macro Portfolio – Class C

UBS Wm USA/Spec Cdy A/C

Exl Ben Cust Of UBSfsi

000 11011 6100

Omni Account M/F

Attn: Department Manager

1000 Harbor Blvd

Weehawken, NJ 07086-6761

First National Bank Cust

FBO/William S. Ficken Ira

503 B Ave.

La Grande, OR 97850

RBC Capital Markets

LLC/John Mackendrick Ttee

Mackendrick Family Trust

U/A Dtd 08/08/1984

942 Jefferson Ave.

New Orleans, LA 70115-3027

Pershing LLC

P.O. Box 2052

Jersey City, NJ 07303-9998

Raymond James & Assoc

Inc/FBO Judith H Burson

TTEE

U/A DTD APR 21, 2005

Judith Burson

301 Cameo Shores Rd

Corona Del Mar CA

92625-3106015

James and Christine Rescheske/Rev Trust UAD 08/11/10

Christine S Rescheske & James F Rescheske TTEES

3051 Bellaire Lane

Oshkosh, WI 54904-1002

		9.98% 15.17% 17.04% 35.29% 11.83% 5.73%

James Alpha Global Real Estate Portfolio – Class C

UBS Wm USA/Spec Cdy A/C

Exl Ben Cust Of UBSfsi

000 11011 6100

Omni Account M/F

Attn: Department Manager

1000 Harbor Blvd.

Weehawken, NJ 07086-6761

Charles Schwab & Co.

Inc./Special Custody Acct

FBO Customers

Attn: Mutual Funds

211 Main Street

San Francisco, CA 94105

LPL Financial/A/C 1000-0005

4707 Executive Dr.

San Diego, CA 92121

		13.50% 9.11% 6.72%

James Alpha Multi Strategy Portfolio – Class C	First National Bank Cust FBO/William S. Ficken Ira 503 B Ave. La Grande, OR 97850 LPL Financial/A/C 1000-0005 4707 Executive Dr. San Diego, CA 92121	68.83% 28.39%
James Alpha Managed Risk Domestic Equity Portfolio – Class C	Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-9998	45.85%
	LPL Financial/A/C 1000-0005 4707 Executive Dr. San Diego, CA 92121	7.13%

G-3

James Alpha Managed Risk Emerging Markets Equity Portfolio – Class C

Laurie Ann Ruben

2827 Eisenhower Ave.

Ames, IA 50010

First National Bank Cust

FBO/William S. Ficken Ira

503 B Ave.

La Grande, OR 97850

First National Bank Cust

FBO/Linda S Gross ROTH IRA

4880 S Bahama Way
Aurora, CO 80015

Kyler D McCleland

11821 Gilpin St.

Denver, CO 80233

		9.72% 56.91% 16.36% 16.92%

James Alpha Hedged High Income Portfolio – Class C	Timothy J. Lemont &/Jodie L. Lemont Jt ten 1108 N. 1st Ave. Wausau, WI 54401	11.61%
	Pershing LLC/P.O. Box 2052 Jersey City, NJ 07303-9998	38.65%
	National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	5.16%
James Alpha Macro Portfolio- Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477	33.32%

James Alpha Global Real Estate Portfolio – Class I	UBS Wm USA/Spec Cdy A/C Exl Ben Cust Of UBSfsi 000 11011 6100 Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	7.37%
	LPL Financial/A/C 1000-0005 4707 Executive Dr. San Diego, CA 92121	5.55%
	Merrill Lynch, Pierce, Fenner & Smith Inc. For The Sole Benefit Of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246	17.37%
	Charles Schwab & Co. INC/Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	6.14%

James Alpha Multi Alternative Strategy Portfolio – Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477	9.45%
	Kevin R Green TTEE / Brittany Nayden TTE The Denis & Britta Nayden Gifting Trust 131 Quayside Drive Jupiter, FL 33477	78.31%
	Kevin R Green TTEE / Brittany Nayden TTE The Nayden Family Florida Trust 131 Quayside Drive Jupiter, FL 33477	7.46%

G-4

James Alpha Managed Risk Domestic Equity Portfolio – Class I	National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	18.58%
	LPL Financial/A/C 1000-0005 4707 Executive Dr. San Diego, CA 92121	19.20%

James Alpha Managed Risk Emerging Markets Equity Portfolio – Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477 Wells Fargo Clearing Services/A/C 2250-7994 2801 Market Street Saint Louis, MO 63103	23.04% 33.69%

James Alpha Hedged High Income Portfolio – Class I	LPL Financial/A/C 1000-0005 4707 Executive Dr. San Diego, CA 92121 Charles Schwab & Co. Inc./Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	32.92% 16.02%

James Alpha Macro Portfolio- Class S	National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	12.67%

James Alpha Global Real Estate Portfolio – Class S	Charles Schwab & Co. Inc./Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	76.32%

James Alpha Multi Strategy Alternative Income Portfolio – Class S	National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	35.75%
James Alpha EHS Portfolio – Class A	James Alpha Management LLC 515 Madison Avenue, 24th Floor New York, NY 10022	100.00%

James Alpha Event Driven Portfolio – Class A	Pershing LLC/P.O. Box 2052 Jersey City, NJ 07303-9998	99.97%

James Alpha Total Hedge Portfolio – Class A	First National Bank Cust FBO/ Sara Tyburczy R/O IRA 2691 Creekside Drive Broomfield, CO 80023	32.25%

	Mainstar Trust Cust FBO/ Benjamin Baron IRA # T2178331 P.O. Box 420 Onaga, KS 66521	62.43%

G-5

	Charles Schwab & Co. Inc./Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	5.30%

James Alpha Relative Value Portfolio – Class A	Pershing LLC/P.O. Box 2052 Jersey City, NJ 07303-9998	99.75%

James Alpha Family Office Portfolio – Class A

First National Bank Cust

FBO/Carmen Azanza IRA

15988 Escorza Ln

Victorville, CA 92394

First National Bank Cust

FBO/Maria E Mendoza IRA

1411 N Pass Ave

Burbank, CA 91505

Community National Bank Cust

FBO/David Brockett IRA

PO Box 225

Seneca, KS 66538

First National Bank Cust

FBO/Jewel Deanda IRA

2507 Ocean Ave

Venice, CA 90291

Pershing LLC

P.O. Box 2052

Jersey City, NJ 07303-9998

Dusan Ragas &/Maria Ragas JT TEN

1909 Cheyenne Cir

Oceanside, CA 92056

		7.45% 6.44% 8.92% 10.43% 39.23% 5.38%

James Alpha Structured Credit Value Portfolio – Class A	LPL Financial A/C 1000-0005 4707 Executive Drive San Diego, CA 92121 Charles Schwab & Co. Inc/Special Custody A/C FBO Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105	62.94% 20.49%

James Alpha EHS Portfolio – Class C	George C. Kiefer &/Gloria J. Kiefer JT TEN 851 Mcclure Way Erie, CO 80516	99.81%

James Alpha Event Driven Portfolio – Class C	James Alpha Management LLC 515 Madison Avenue, 24th Floor New York, NY 10022	100.00%

G-6

James Alpha Total Hedge Portfolio – Class C	Chizuko Momii 747 S Oneida Street Denver, CO 80224 Sandra Joanne McNamara 5270 Wohlford St. Oceanside, CA 92056	38.36% 61.61%

James Alpha Relative Value Portfolio – Class C	James Alpha Management LLC 515 Madison Avenue, 24th Floor New York, NY 10022	100.00%

James Alpha Family Office Portfolio – Class C	Jerry D. Chesser &/ Carol A. Chesser JT TEN 2889 Elaine Drive Broomfield, CO 80020	33.93%
	First National Bank Cust FBO/Linda S Gross ROTH IRA 4880 S Bahama Way Aurora, CO 80015	5.07%
	Johnny R. Harrison &/ Billie Sue Harrison JT TEN TOD/CO Subject to STA TOD Rules 1760 E 114th Pl. Northgleen, CO 80233	31.41%
	Brian R. Herman &/ Sandra A. Herman JT TEN 15424 61st PL W Edmonds, WA 98026	27.66%
James Alpha Structured Credit Value Portfolio – Class C	LPL Financial A/C 1000-0005 4707 Executive Drive San Diego, CA 92121 COR Clearing LLC 1200 Landmark Center, Ste. 800 Omaha, NE 68102 Axos Clearing LLC 1200 Landmark Center, Ste. 800 Omaha, NE 68102	18.64% 5.64% 11.76%

James Alpha EHS Portfolio – Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477	99.86%
James Alpha Event Driven Portfolio – Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477	99.50%

James Alpha Total Hedge Portfolio – Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477	96.08%

James Alpha Relative Value Portfolio – Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477	67.19%

James Alpha Family Office Portfolio – Class I	Denis J. Nayden 131 Quayside Drive Jupiter, FL 33477	67.65%

G-7

James Alpha Structured Credit Value Portfolio – Class I	Charles Schwab & Co 211 Main Street San Francisco, CA 94105	11.22%
	LPL Financial A/C 1000-0005 4707 Executive Drive San Diego, CA 92121	19.34%
James Alpha EHS Portfolio – Class S	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	5.03%
James Alpha Structured Credit Value Portfolio – Class S

Mac & Co.

500 Grant St. Rm 151-1010

Pittsburgh, PA 15258

Interactive Brokers LLC

2 Pickwick Plaza

Greenwich, CT 06830

National Financial Services LLC

499 Washington Blvd

Jersey City, NJ 07310

Charles Schwab & Co

211 Main Street

San Francisco, CA 94105

		5.14% 15.05% 35.75% 20.75%

Security Ownership of Management and Trustees

To the best of the knowledge of each Target Portfolio, the ownership of shares of a Target Portfolio by executive officers and trustees of the Saratoga Trust as a group constituted less than 1% of each outstanding class of shares of the Target Portfolio as of the Record Date.

G-8

THE SARATOGA ADVANTAGE TRUST

[FUND NAME]

JOINT SPECIAL MEETING OF SHAREHOLDERS

FEBRUARY 26, 2021

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Darrell Crate and Eric Colandrea, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above referenced Fund (the “James Alpha Target Portfolio”), which the undersigned would be entitled to vote if personally present at the Joint Special Meeting of Shareholders to be held by audio teleconference format on February 26, 2021 at, or at any adjournment thereof, on the proposals described below, as set forth in the Notice of Joint Special Meeting of Shareholders and the accompanying Proxy Statement dated January 25, 2021, receipt of which is acknowledged by the undersigned. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby. The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Joint Special Meeting of Shareholders and the Proxy.

This proxy will be voted as specified. By voting by telephone or by signing and dating this proxy card, you authorize the proxies to vote the proposals as indicated or marked, or if not indicated or marked, to vote “FOR” the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournments or postponements thereof. Even if you plan to attend the Meeting, to help ensure that your vote is represented, please vote (1) by phone toll-free at 1-888-216-1320; (2) by completing and mailing this proxy card at once in the enclosed envelope; or (3) online at http://www.proxyvotenow.com/sat using your proxy control number found below. If you vote by telephone or online, you do not need to mail in your proxy card.

PLEASE SIGN, DATE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, one or more joint owners should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Shareholder Signature	Date

Joint Shareholder Signature	Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting:

The Notice of Joint Special Meeting of Shareholders and Proxy Statement are available at http://www.eproxyaccess.com/sat2021

Please fill in box(es) as shown using black or blue ink. ☒

The Board of Trustees recommends voting “FOR” the Proposal with respect to the above referenced Fund. You may only complete this proxy with respect to the Fund in which you were a shareholder of record as of January 20, 2021.

Proposal 1. To approve an Agreement and Plan of Reorganization, providing for (a) the transfer of the assets and liabilities of the James Alpha Target Portfolio to the corresponding James Alpha acquiring fund described in the Joint Proxy Statement/Prospectus (the “Acquiring Fund”), a newly formed series portfolio of the James Alpha Funds Trust, in exchange for shares of the Acquiring Fund; and (b) the distribution of such shares to the shareholders of the James Alpha Target Portfolio and complete liquidation and termination of the James Alpha Target Portfolio

FOR	AGAINST	ABSTAIN
[ ]	[ ]	[ ]

Proposal 2. To transact such other business as may properly come before the Joint Special Meeting and any postponement or adjournment thereof.

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE JOINT SPECIAL MEETING.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 25, 2021

Registration Statement on Form N-14 Filed by:

James Alpha Funds Trust

515 Madison Avenue

New York, New York 10022

(888) 814-8180

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated January 25, 2021 (the Proxy Statement/Prospectus”) relating to the proposed reorganization (the “Reorganization”) of each fund identified below under the heading “Target Portfolios” (each, a “Target Portfolio” and collectively, the “Target Portfolios”) into a corresponding, newly formed series identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on February 26, 2021 for each of the Target Portfolios listed below:

James Alpha Macro Portfolio	James Alpha Total Hedge Portfolio
James Alpha Global Real Estate Investments Portfolio	James Alpha EHS Portfolio
James Alpha Multi Strategy Alternative Income Portfolio	James Alpha Event Driven Portfolio
James Alpha Managed Risk Domestic Equity Portfolio	James Alpha Family Office Portfolio
James Alpha Managed Risk Emerging Markets Equity Portfolio	James Alpha Relative Value Portfolio
James Alpha Hedged High Income Portfolio	James Alpha Structured Credit Value Portfolio

Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to James Alpha Funds Trust

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling (833) 290-2607. You can also access this information at: www.eproxyaccess.com/sat2021.

Table of Contents

Page
General Information	3
Incorporation by Reference	3

General Information

This SAI relates to the acquisition of the assets and liabilities of each Target Portfolio listed below by a corresponding Acquiring Fund. Each Acquiring Fund is a series of the James Alpha Funds Trust. Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Target Portfolios	Acquiring Funds
James Alpha Macro Portfolio	James Alpha Macro Fund
James Alpha Global Real Estate Investments Portfolio	James Alpha Global Real Estate Investments Fund
James Alpha Multi Strategy Alternative Income Portfolio	James Alpha Multi Strategy Alternative Income Fund
James Alpha Managed Risk Domestic Equity Portfolio	James Alpha Managed Risk Domestic Equity Fund
James Alpha Managed Risk Emerging Markets Equity Portfolio	James Alpha Managed Risk Emerging Markets Equity Fund
James Alpha Hedged High Income Portfolio	James Alpha Hedged High Income Fund
James Alpha Total Hedge Portfolio	James Alpha Total Hedge Portfolio
James Alpha EHS Portfolio	James Alpha EHS Fund
James Alpha Event Driven Portfolio	James Alpha Event Driven Fund
James Alpha Family Office Portfolio	James Alpha Family Office Fund
James Alpha Relative Value Portfolio	James Alpha Relative Value Fund
James Alpha Structured Credit Value Portfolio	James Alpha Structured Credit Value Fund

Incorporation of Documents by Reference into the Statement of Additional Information

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the reorganization of each Target Portfolio into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of its respective trust with no assets or liabilities that will commence operations upon consummation of the respective reorganization and continue the operations of the corresponding Target Portfolio. Each Target Portfolio shall be the accounting and performance survivor in the Reorganization, and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Oppenheimer Fund. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated December 28, 2020, for The Saratoga Advantage Trust with respect to James Alpha Macro Portfolio, James Alpha Global Real Estate Investments Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, and James Alpha Hedged High Income Portfolio (filed via EDGAR on December 29, 2020, Accession No. 0001580642-20-004625)

2.	The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders of the Class I and Class S shares of The Saratoga Advantage Trust with respect to James Alpha Macro Portfolio, James Alpha Global Real Estate Investments Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, and James Alpha Hedged High Income Portfolio for the fiscal year ended August 31, 2020 (filed via EDGAR on November 9, 2020, Accession No. 0001580642-20-004115)

3.	The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders of the Class A and Class C shares of The Saratoga Advantage Trust with respect to James Alpha Macro Portfolio, James Alpha Global Real Estate Investments Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, and James Alpha Hedged High Income Portfolio for the fiscal year ended August 31, 2020 (filed via EDGAR on November 9, 2020, Accession No. 0001580642-20-004114)

4.	Statement of Additional Information dated March 30, 2020, for The Saratoga Advantage Trust with respect to James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio, and James Alpha Structured Credit Value Portfolio (filed via EDGAR on March 27, 2020, Accession No. 0001580642-20-001404)

5.	The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders of The Saratoga Advantage Trust with respect to James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio, and James Alpha Structured Credit Value Portfolio for the fiscal year ended November 30, 2019 (filed via EDGAR on February 10, 2020, Accession No. 0001580642-20-000615)

6.	The unaudited financial statements included in the Semi-Annual Report to Shareholders of The Saratoga Advantage Trust with respect to James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio, and James Alpha Structured Credit Value Portfolio for the period ended May 31, 2020 (filed via EDGAR on August 10, 2020, Accession No. 0001580642-20-002923)

7.	Statements of Additional Information dated January 22, 2021 for the James Alpha Funds Trust with respect to James Alpha Macro Fund, James Alpha Global Real Estate Investments Fund, James Alpha Multi Strategy Alternative Income Fund, James Alpha Managed Risk Domestic Equity Fund, James Alpha Managed Risk Emerging Markets Equity Fund, James Alpha Hedged High Income Fund, James Alpha Total Hedge Portfolio, James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Relative Value Fund, and James Alpha Structured Credit Value Fund (filed via EDGAR on January 22, 2021, Accession No. 0001580642-21-000227)

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of the Registrant’s Bylaws, and are hereby incorporated by reference. See Item 16(1) and 16(2) below. Under the Agreement and Declaration of Trust, dated September 21, 2020 (i) a Trustee or officer of the Registrant, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Registrant or any Trustee or officer of the Registrant; provided, however, that nothing contained in the Amended and Restated Agreement and Declaration of Trust shall protect any Trustee or officer against any liability to the Registrant or to shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office with the Registrant; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any fund or class and not because of their acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable fund (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’ Bylaws and applicable law. The Registrant, on behalf of the affected fund (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that fund (or class).

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust of the Registrant	(2)

(1)(b)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of the Registrant	(2)

(2)	Bylaws of the Registrant	(1)

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of the Funds, is attached to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)	Agreement and Declaration of Trust: Articles II, VI, VII, VIII, and IX; and Bylaws: Articles IV, V, and VI define the rights of security holders.

(6)(a)	Form of Investment Management Agreements by and between the Registrant, on behalf of each Fund, and James Alpha Advisors, LLC (“James Alpha”)	(2)

(6)(b)	Form of Operating Expense Limitation Agreement by and between the Registrant, on behalf of each Fund, and James Alpha	(2)

(6)(c)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Orange Investment Advisors, LLC for James Alpha Structured Credit Value Fund	(2)

(6)(d)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Ranger Global Real Estate Advisors, LLC for James Alpha Global Real Estate Investments Fund	(2)

(6)(e)	Form of Investment Sub-Advisory Agreement by and between James Alpha and EAB Investment Group, LLC for James Alpha Managed Risk Domestic Equity Fund	(2)

(6)(f)	Form of Investment Sub-Advisory Agreement by and between James Alpha and EAB Investment Group, LLC for James Alpha Managed Risk Emerging Markets Equity Fund	(2)

(6)(g)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Bullseye Asset Management, LLC for James Alpha Multi Strategy Alternative Income Fund	(2)

(6)(h)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Kellner Private Fund Management, LP for James Alpha Multi Strategy Alternative Income Fund	(2)

(6)(i)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Lazard Asset Management LLC for James Alpha Multi Strategy Alternative Income Fund	(2)

(6)(j)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Lazard Asset Management LLC for James Alpha Hedged High Income Fund	(2)

(6)(k)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Amundi Asset Management US, Inc. for James Alpha Hedged High Income Fund	(2)

(6)(l)	Form of Investment Sub-Advisory Agreement by and between James Alpha and Concise Capital Management, LP for James Alpha Hedged High Income Fund	(2)

(6)(m)	Forms of Marketing and Distribution Support Agreements by and between James Alpha and each of Orange Investment Advisors, LLC and EAB Investment Group, LLC	(2)

6(n)	Forms of Sub-Expense Operating Limitation Agreements by and between James Alpha and each of Orange Investment Advisors, LLC, EAB Investment Group, LLC, and Ranger Global Real Estate Advisors, LLC	(2)

(6)(o)	Forms of Cayman Subsidiary Investment Advisory Agreements	(2)

(7)	Form of Distribution Agreement by and between the Registrant and the Distributor	(2)

(8)	Not Applicable.

(9)	Form of Custodian Agreement by and between the Registrant and the Custodian	(2)

(10)(a)	Form of Distribution and Shareholder Services Plan regarding Class A shares	(2)

(10)(b)	Form of Distribution and Shareholder Services Plan regarding Class C shares	(2)

(10)(c)	Rule 18f-3 Plan	(2)

(11)	Opinion and consent of Stradley Ronon Stevens & Young, LLP	(3)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders to be filed by amendment.

(13)(a)	Form of Administration Agreement by and between the Registrant and the Administrator	(2)

(13)(b)	Form of Supervision Agreement by and between the Registrant and James Alpha	(2)

(14)	Consent of Tait, Weller & Baker LLP.	(3)

(15)	Not Applicable.

(16)	Powers of Attorney	(3)

(17)(a)	Code of Ethics for the Registrant	(2)
(17)(b)	Code of Ethics for James Alpha	(2)
(17)(c)	Code of Ethics for the Distributor	(2)
(17)(d)	Code of Ethics for Orange Investment Advisors, LLC	(2)
(17)(e)	Code of Ethics for Ranger Global Real Estate Advisors, LLC	(2)
(17)(f)	Code of Ethics for EAB Investment Group, LLC	(2)
(17)(g)	Code of Ethics for Bullseye Asset Management, LLC	(2)
(17)(h)	Code of Ethics for Kellner Private Fund Management, LP	(2)
(17)(i)	Code of Ethics for Lazard Asset Management LLC	(2)
(17)(j)	Code of Ethics for Amundi Asset Management US	(2)
(17)(k)	Code of Ethics for Concise Capital Management, LP	(2)

(1)	Filed with Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on October 23, 2020, and hereby incorporated by reference.
(2)	Filed with the Post-effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on January 22, 2021, and hereby incorporated by reference.
(3)	Filed herewith.

Item 17.	Undertakings

(1) (2) (3)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and State of New York, on the 25th day of January, 2021.

JAMES ALPHA FUNDS TRUST

By: /s/ Darrell Crate

Name: Darrell Crate

Title: President and Chairperson

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Darrell Crate Darrell Crate	President, Trustee and Chairperson of the Board (principal executive officer)	January 25, 2021
/s/ Michael J. Montague Michael J. Montague	Treasurer (principal financial officer)	January 25, 2021
/s/ David Knowlton* David Knowlton	Trustee	January 25, 2021
/s/ Neil Medugno* Neil Medugno	Trustee	January 25, 2021
/s/ Patricia Walker* Patricia Walker	Trustee	January 25, 2021

* By:

/s/ Timothy Burdick

Timothy Burdick, Attorney-in-Fact

Pursuant to Power of Attorney filed herewith

INDEX
Exhibit Number	Description
11	Opinion and consent of Stradley Ronon Stevens & Young, LLP
14	Consent of Tait, Weller & Baker LLP
16	Powers of Attorney